                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4017

                      (Investment Company Act File Number)

                             Federated Equity Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/06

             Date of Reporting Period:  Fiscal year ended 10/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

30TH ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$25.06		$24.04		$22.58		$19.40		$22.48
Income From Investment Operations:
Net investment income	0.21	[2]	0.26		0.11	[2]	0.09		0.13
Net realized and unrealized gain (loss) on investments, futures contracts and options	3.39		0.99		1.46		3.17		(3.04)
TOTAL FROM INVESTMENT OPERATIONS	3.60		1.25		1.57		3.26		(2.91)
Less Distributions:
Distributions from net investment income	(0.19)		(0.21)		(0.11)		(0.08)		(0.17)
Distributions from net realized gain on investments	(0.56)		(0.02)		--		--		--
TOTAL DISTRIBUTIONS	(0.75)		(0.23)		(0.11)		(0.08)		(0.17)
Net Asset Value, End of Period	$27.91		$25.06		$24.04		$22.58		$19.40
Total Return [3]	14.73%		5.22%		6.97%		16.89%		(13.10)%

Ratios to Average Net Assets:
Net expenses	1.24	% [4]	1.22	% [4]	1.25	% [4]	1.27	% [4]	1.23	% [4]
Net investment income	0.79%		0.98%		0.46%		0.62%		0.76%
Expense waiver/reimbursement [5]	0.01%		0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,600,635		$2,225,781		$2,605,203		$2,179,111		$1,337,564
Portfolio turnover	113%		43%		45%		40%		71%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.23%, 1.21%, 1.25%, 1.27% and 1.23% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.30		$23.34		$21.98		$18.95		$21.99
Income From Investment Operations:
Net investment income (loss)	(0.01	) [2]	0.02		(0.06	) [2]	(0.02)		0.03
Net realized and unrealized gain (loss) on investments, futures contracts and options	3.30		1.00		1.42		3.05		(3.05)
TOTAL FROM INVESTMENT OPERATIONS	3.29		1.02		1.36		3.03		(3.02)
Less Distributions:
Distributions from net investment income	--		(0.04)		--		--		(0.02)
Distributions from net realized gain on investments	(0.56)		(0.02)		--		--		--
TOTAL DISTRIBUTIONS	(0.56)		(0.06)		--		--		(0.02)
Net Asset Value, End of Period	$27.03		$24.30		$23.34		$21.98		$18.95
Total Return [3]	13.83%		4.37%		6.19%		15.99%		(13.76)%

Ratios to Average Net Assets:
Net expenses	2.04	% [4]	2.01	% [4]	1.98	% [4]	2.02	% [4]	1.98	% [4]
Net investment income (loss)	(0.03)%		0.19%		(0.27)%		(0.14)%		0.01%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$448,037		$507,271		$569,518		$528,029		$378,336
Portfolio turnover	113%		43%		45%		40%		71%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.03%, 2.00%, 1.98%, 2.02% and 1.98% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.28		$23.32		$21.96		$18.94		$21.98
Income From Investment Operations:
Net investment income (loss)	(0.00	) [2,3]	0.02		(0.08	) [3]	(0.02)		0.04
Net realized and unrealized gain (loss) on investments, futures contracts and options	3.28		0.99		1.44		3.04		(3.05)
TOTAL FROM INVESTMENT OPERATIONS	3.28		1.01		1.36		3.02		(3.01)
Less Distributions:
Distributions from net investment income	--		(0.03)		--		--		(0.03)
Distributions from net realized gain on investments	(0.56)		(0.02)		--		--		--
TOTAL DISTRIBUTIONS	(0.56)		(0.05)		--		--		(0.03)
Net Asset Value, End of Period	$27.00		$24.28		$23.32		$21.96		$18.94
Total Return [4]	13.80%		4.35%		6.19	% [5]	15.95%		(13.73)%

Ratios to Average Net Assets:
Net expenses	2.03	% [6]	2.02	% [6]	2.02	% [6]	2.02	% [6]	1.98	% [6]
Net investment income (loss)	(0.01)%		0.18%		(0.31)%		(0.13)%		0.01%
Expense waiver/reimbursement [7]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$145,655		$185,175		$215,206		$176,633		$100,576
Portfolio turnover	113%		43%		45%		40%		71%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.01.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.02%, 2.01%, 2.02%, 2.02% and 1.98% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,						Period Ended
	2006	[1]	2005		2004		10/31/2003	[2]
Net Asset Value, Beginning of Period	$24.94		$23.87		$22.54		$19.13
Income From Investment Operations:
Net investment income	0.07	[3]	0.09		0.01	[3]	0.03
Net realized and unrealized gain on investments, futures contracts and options	3.40		1.04		1.45		3.38
TOTAL FROM INVESTMENT OPERATIONS	3.47		1.13		1.46		3.41
Less Distributions:
Distributions from net investment income	(0.05)		(0.04)		(0.13)		--
Distributions from net realized gain on investments	(0.56)		(0.02)		--		--
TOTAL DISTRIBUTIONS	(0.61)		(0.06)		(0.13)		--
Net Asset Value, End of Period	$27.80		$24.94		$23.87		$22.54
Total Return [4]	14.22%		4.73%		6.49%		17.83%

Ratios to Average Net Assets:
Net expenses	1.69	% [5]	1.67	% [5]	1.69	% [5]	1.74	% [5,6]
Net investment income	0.28%		0.46%		0.03%		0.15	% [6]
Expense waiver/reimbursement [7]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [6,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,669		$7,389		$9,345		$15,533
Portfolio turnover	113%		43%		45%		40	% [9]

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.68%, 1.66%, 1.69% and 1.74% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004 and for the period ended October 31, 2003, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,059.20	$6.38
Class B Shares	$1,000	$1,055.00	$10.46
Class C Shares	$1,000	$1,054.70	$10.31
Class K Shares	$1,000	$1,056.60	$8.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$6.26
Class B Shares	$1,000	$1,015.02	$10.26
Class C Shares	$1,000	$1,015.17	$10.11
Class K Shares	$1,000	$1,016.74	$8.54

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	2.02%
Class C Shares	1.99%
Class K Shares	1.68%

Management's Discussion of Fund Performance

This report addresses Federated Capital Appreciation Fund's fiscal year performance period from November 1, 2005, through October 31, 2006. During this reporting period, the Fund produced total returns of 14.73%, 13.83%, 13.80% and 14.22% for Class A, Class B, Class C and Class K Shares, respectively, based upon net asset value.

Stocks, as measured by the S&P 500 Index, 1 rose 16.34% during the reporting period. Telecommunication Services was by far the best performing sector (up 32.7%) during the reporting period. The rest of the sectors' performances ranked as follows: Materials (up 24.7%), Financials (up 19.7%), Energy (up 19.3%), Consumer Discretionary (up 18.0%), Utilities (up 17.9%), Industrials (up 16.2%), Consumer Staples (up 13.5%), Health Care (up 11.4%) and Information Technology (up 10.1%).

The following discussion will focus on the performance of the Fund's Class A Shares. The Fund's Class A Shares, which returned 14.73%, underperformed its benchmark, the S&P 500 Index, which returned 16.34%, and ranked in the 46 th percentile of the Lipper Large Cap Core Peer Group. 2 The biggest detriment to relative performance during the reporting period was in stock selection within the Technology sector. EMC Corp., in particular, subtracted from performance. In addition, underweighted positions in the Financials and Consumer Discretionary sectors detracted from performance as did stock selection in Consumer Discretionary and Energy sectors. Owning the right stocks, specifically Bellsouth Corp. and AT&T, Inc., and being overweight Telecommunication Services, was the single largest positive contributor to performance. In addition, excellent stock selection in Health Care and a well-timed overweighted position in the Energy and Utilities sectors all contributed positively to performance.

Top contributors during the reporting period were: Cephalon, Deere & Co., Bellsouth, Diageo PLC and Weatherford. Bottom contributors were: EMC Corp, Massey Energy, Foster Wheeler, Alcan Inc. and Apache Corp.

1 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investment cannot be made directly in an index.

2 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. Investments cannot be made directly in an average.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Capital Appreciation Fund (Class A Shares) (the "Fund") from October 31, 1996 to October 31, 2006, compared to the S&P 500 Index (S&P 500), 2 and the Lipper Large-Cap Core Funds Average (LLCCFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	8.42%
5 Years	4.38%
10 Years	9.37%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Capital Appreciation Fund (Class B Shares) (the "Fund") from October 31, 1996 to October 31, 2006, compared to the S&P 500 Index (S&P 500), 2 and the Lipper Large-Cap Core Funds Average (LLCCFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	8.33%
5 Years	4.43%
10 Years	9.36%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over eight years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Capital Appreciation Fund (Class C Shares) (the "Fund") from October 31, 1996 to October 31, 2006, compared to the S&P 500 Index (S&P 500), 2 and the Lipper Large-Cap Core Funds Average (LLCCFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	11.65%
5 Years	4.55%
10 Years	9.06%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index or average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares: Class A Shares, Class B Shares and Class C Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated Capital Appreciation Fund (Class K Shares) (the "Fund") from October 31, 1996 to October 31, 2006, compared to the S&P 500 Index (S&P 500), 2 and the Lipper Large-Cap Core Funds Average (LLCCFA). 2

Average Annual Total Returns for the Period Ended 10/31/2006
1 Year	14.22%
5 Years	5.11%
10 Years	9.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund with no sales load. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	16.7%
Financials	16.1%
Energy	13.7%
Information Technology	13.1%
Industrials	12.2%
Consumer Staples	7.1%
Consumer Discretionary	5.0%
Materials	5.0%
Telecommunication Services	4.6%
Utilities	4.3%
Cash Equivalents [2]	4.0%
Other Assets and Liabilities--Net [3]	(1.8)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares			Value
		COMMON STOCKS--97.8%
		Consumer Discretionary--5.0%
991,000	[1]	Coach, Inc.	$39,283,240
6,040		Interpublic group Cos., Inc.	65,896
1,009,500		Hilton Hotels Corp.	29,194,740
1,008,090		McDonald's Corp.	42,259,133
		TOTAL	110,803,009
		Consumer Staples--7.1%
823,150		Altria Group, Inc.	66,946,790
778,200		Diageo PLC, ADR	57,952,554
1,330,700		Unilever N.V., ADR	32,202,940
		TOTAL	157,102,284
		Energy--13.7%
689,000		Apache Corp.	45,005,480
1,055,397		Exxon Mobil Corp.	75,376,454
520,300		GlobalSantaFe Corp.	27,003,570
711,700		Schlumberger Ltd.	44,894,036
467,000	[1]	Transocean Sedco Forex, Inc.	33,876,180
654,200	[1]	Weatherford International Ltd.	26,874,536
1,058,100		XTO Energy, Inc.	49,370,946
		TOTAL	302,401,202
		Financials--16.1%
629,400		Ace Ltd.	36,033,150
1,291,549		American International Group, Inc.	86,753,347
404,900		Chubb Corp.	21,520,435
966,150		Citigroup, Inc.	48,462,084
308,900		Merrill Lynch & Co., Inc.	27,004,038
537,600		MetLife, Inc.	30,713,088
534,382		Morgan Stanley	40,842,816
281,300		Prudential Financial, Inc.	21,640,409
1,276,500		U.S. Bancorp	43,196,760
		TOTAL	356,166,127
Shares			Value
		COMMON STOCKS--continued
		Health Care--16.7%
707,900		AstraZeneca PLC, ADR	$41,553,730
373,600	[1]	Cephalon, Inc.	26,219,248
697,600	[1]	Forest Laboratories, Inc., Class A	34,140,544
307,100	[1]	Genzyme Corp.	20,732,321
502,060		Johnson & Johnson	33,838,844
842,900		McKesson HBOC, Inc.	42,220,861
808,500	[1]	Medimmune, Inc.	25,904,340
749,200		Novartis AG, ADR	45,498,916
616,600	[1]	Sepracor, Inc.	31,915,216
684,200		Shire PLC, ADR	37,528,370
697,900	[1]	Vertex Pharmaceuticals, Inc.	28,334,740
		TOTAL	367,887,130
		Industrials--12.2%
524,200		Avery Dennison Corp.	33,097,988
374,400		Deere & Co.	31,872,672
1,179,800	[1]	Foster Wheeler Ltd.	53,032,010
788,900		Northrop Grumman Corp.	52,375,071
830,800		United Technologies Corp.	54,600,176
1,178,600		Waste Management, Inc.	44,173,928
		TOTAL	269,151,845
		Information Technology--13.1%
1,900,700	[1]	Cadence Design Systems, Inc.	33,946,502
2,090,733	[1]	Cisco Systems, Inc.	50,449,387
961,291	[1]	Citrix Systems, Inc.	28,386,923
2,127,200	[1]	EMC Corp. Mass	26,058,200
768,800		Hewlett-Packard Co.	29,783,312
1,683,900	[1]	Marvell Technology Group Ltd.	30,781,692
1,520,779		Microsoft Corp.	43,661,565
2,706,200	[1]	Xerox Corp.	46,005,400
		TOTAL	289,072,981
		Materials--5.0%
649,400		Praxair, Inc.	39,126,350
161,900		Rio Tinto PLC, ADR	35,843,041
425,000		Vulcan Materials Co.	34,629,000
		TOTAL	109,598,391
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--4.6%
2,040,024		AT&T, Inc.	$69,870,822
1,752,900		Sprint Nextel Corp.	32,761,701
		TOTAL	102,632,523
		Utilities--4.3%
1,162,500		Consolidated Edison Co.	56,206,875
651,600		FirstEnergy Corp.	38,346,660
		TOTAL	94,553,535
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,817,382,620)	2,159,369,027
		REPURCHASE AGREEMENT--4.0%
$89,175,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605. (AT COST)	89,175,000
		TOTAL INVESTMENTS--101.8% (IDENTIFIED COST $1,906,557,620) [2]	2,248,544,027
		OTHER ASSETS AND LIABILITIES - NET--(1.8%)	(40,547,959)
		TOTAL NET ASSETS--100%	$2,207,996,068

1 Non-income producing security.

2 The cost of investments of federal tax purposes amounts to $1,911,963,016.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Total investments in securities, at value (identified cost $1,906,557,620)		$2,248,544,027
Cash		22,889
Income receivable		1,130,124
Receivable for investments sold		32,551,267
Receivable for shares sold		969,883
TOTAL ASSETS		2,283,218,190
Liabilities:
Payable for investments purchased	$65,429,515
Payable for shares redeemed	7,101,587
Payable for distribution services fee (Note 5)	381,298
Payable for shareholder services fee (Note 5)	1,056,107
Accrued expenses	1,253,615
TOTAL LIABILITIES		75,222,122
Net assets for 79,817,872 shares outstanding		$2,207,996,068
Net Assets Consist of:
Paid-in capital		$1,534,233,643
Net unrealized appreciation of investments		341,986,407
Accumulated net realized gain on investments		323,396,623
Undistributed net investment income		8,379,395
TOTAL NET ASSETS		$2,207,996,068
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,600,635,012 ÷ 57,355,948 shares outstanding), no par value, unlimited shares authorized		$27.91
Offering price per share (100/94.50 of $27.91) [1]		$29.53
Redemption proceeds per share		$27.91
Class B Shares:
Net asset value per share ($448,037,249 ÷ 16,576,643 shares outstanding), no par value, unlimited shares authorized		$27.03
Offering price per share		$27.03
Redemption proceeds per share (94.50/100 of $27.03) [1]		$25.54
Class C Shares:
Net asset value per share ($145,655,059 ÷ 5,393,655 shares outstanding), no par value, unlimited shares authorized		$27.00
Offering price per share (100/99.00 of $27.00) [1]		$27.27
Redemption proceeds per share (99.00/100 of $27.00) [1]		$26.73
Class K Shares:
Net asset value per share ($13,668,748 ÷ 491,626 shares outstanding), no par value, unlimited shares authorized		$27.80
Offering price per share		$27.80
Redemption proceeds per share		$27.80

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $164,727)			$47,110,776
Interest (including income on securities loaned of $18,375)			3,393,525
TOTAL INCOME			50,504,301
Expenses:
Investment adviser fee (Note 5)		$18,796,911
Administrative personnel and services fee (Note 5)		1,994,855
Custodian fees		104,545
Transfer and dividend disbursing agent fees and expenses--Class A Shares		2,622,164
Transfer and dividend disbursing agent fees and expenses--Class B Shares		836,201
Transfer and dividend disbursing agent fees and expenses--Class C Shares		271,204
Transfer and dividend disbursing agent fees and expenses--Class K Shares		35,859
Directors'/Trustees' fees		23,254
Auditing fees		27,949
Legal fees		10,125
Portfolio accounting fees		200,537
Distribution services fee--Class B Shares (Note 5)		3,553,726
Distribution services fee--Class C Shares (Note 5)		1,206,753
Distribution services fee--Class K Shares (Note 5)		54,448
Shareholder services fee--Class A Shares (Note 5)		4,533,900
Shareholder services fee--Class B Shares (Note 5)		1,184,575
Shareholder services fee--Class C Shares (Note 5)		397,812
Share registration costs		85,365
Printing and postage		336,139
Insurance premiums		24,314
Miscellaneous		15,238
TOTAL EXPENSES		36,315,874
Waiver, Reimbursement and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(85,089)
Reimbursement of shareholder services fee--Class A Shares	(119,460)
Fees paid indirectly from directed brokerage arrangements	(258,477)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		$(463,026)
Net expenses			35,852,848
Net investment income			14,651,453
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			361,220,302
Net change in unrealized appreciation of investments			(35,019,010)
Net realized and unrealized gain on investments			326,201,292
Change in net assets resulting from operations			$340,852,745

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,651,453	$26,316,282
Net realized gain on investments	361,220,302	87,297,085
Net increase due to reimbursement from Adviser (Note 5)	--	186,934
Net change in unrealized appreciation/depreciation of investments	(35,019,010)	52,607,446
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	340,852,745	166,407,747
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(15,796,683)	(22,529,357)
Class B Shares	--	(936,830)
Class C Shares	--	(292,405)
Class K Shares	(18,464)	(15,263)
Distributions from net realized gains
Class A Shares	(49,108,911)	(2,379,876)
Class B Shares	(11,610,193)	(537,605)
Class C Shares	(4,225,680)	(202,959)
Class K Shares	(204,902)	(8,799)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(80,964,833)	(26,903,094)
Share Transactions:
Proceeds from sale of shares	301,863,543	493,332,211
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Equity Fund S	--	68,264,263
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Equity Fund T	--	26,613,622
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Growth Fund	--	28,440,218
Net asset value of shares issued to shareholders in payment of distributions declared	69,706,447	21,865,920
Cost of shares redeemed	(1,349,079,039)	(1,251,676,124)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(977,509,049)	(613,159,890)
Change in net assets	(717,621,137)	(473,655,237)
Net Assets:
Beginning of period	2,925,617,205	3,399,272,442
End of period (including undistributed net investment income of $8,379,395 and $9,420,834, respectively)	$2,207,996,068	$2,925,617,205

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

On September 18, 2005, the Fund received a tax-free transfer of assets from the Vintage Mutual Funds, as follows:

	Class A Shares of the Fund Issued	Vintage Mutual Funds Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Vintage Mutual Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Vintage Equity Fund S	2,662,412	$68,264,263	$22,924,212	--	$68,264,263	--
Vintage Equity Fund T	1,037,973	26,613,622	8,937,186	--	26,613,622	--
Vintage Growth Fund	1,109,213	28,440,218	3,288,127	--	28,440,218	--
TOTAL	4,809,598	$123,318,103	$35,149,525	$3,099,486,870	$123,318,103	$3,222,804,973

1 Unrealized appreciation is included in the Vintage Mutual Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its Net Asset Value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K bear distribution services fees and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements, or an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,272,058	$240,258,895	16,082,880	$403,158,196
Shares issued in connection with tax-free transfer of assets from Vintage Equity Fund S	--	--	2,662,412	68,264,263
Shares issued in connection with tax-free transfer of assets from Vintage Equity Fund T	--	--	1,037,973	26,613,622
Shares issued in connection with tax-free transfer of assets from Vintage Growth Fund	--	--	1,109,213	28,440,218
Shares issued to shareholders in payment of distributions declared	2,213,173	55,338,319	800,574	20,151,422
Shares redeemed	(42,946,324)	(1,113,458,110)	(41,239,454)	(1,032,140,350)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(31,461,093)	$(817,860,896)	(19,546,402)	$(485,512,629)

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	920,164	$23,184,921	1,898,496	$46,275,052
Shares issued to shareholders in payment of distributions declared	444,793	10,746,207	53,809	1,315,656
Shares redeemed	(5,660,833)	(142,466,850)	(5,478,005)	(133,667,069)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,295,876)	$(108,535,722)	(3,525,700)	$(86,076,361)

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	921,003	$23,149,209	1,524,426	$37,110,431
Shares issued to shareholders in payment of distributions declared	140,915	3,401,679	15,360	374,890
Shares redeemed	(3,294,830)	(82,755,936)	(3,143,270)	(76,480,519)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,232,912)	$(56,205,048)	(1,603,484)	$(38,995,198)

Year Ended October 31	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	592,890	$15,270,518	280,524	$6,975,466
Shares issued to shareholders in payment of distributions declared	8,862	220,242	958	23,952
Shares redeemed	(406,364)	(10,398,143)	(376,707)	(9,388,186)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	195,388	$5,092,617	(95,225)	$(2,388,768)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(37,794,493)	$(977,509,049)	(24,770,811)	$(612,972,956)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for the tax deferral of losses on wash sales.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains
$257,403	$122,255	$(379,658)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$15,815,147	$23,773,855
Long-term capital gains	$65,149,686	$3,129,239

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$70,954,273
Undistributed long-term capital gains	$281,593,306
Net unrealized appreciation	$336,581,011
Capital loss carryforward	$(15,366,166)

At October 31, 2006, the cost of investments for federal tax purposes was $1,911,963,016. The net unrealized appreciation of investments for federal tax purposes was $336,581,011. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $345,795,079 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,214,068.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At October 31, 2006, the Fund had a capital loss carryforward of $15,366,166 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,718,114
2009	$ 5,267,856
2010	$ 5,094,932
2011	$ 978,641
2012	$ 1,306,623

As a result of the tax-free transfer of assets from Riggs Stock Fund, Rightime Mid Cap Fund, Federated New Economy Fund, First Merit Equity Fund, Vintage Equity Fund, and Vintage Growth Fund, certain capital loss carryforwards listed above may be limited

The Fund used capital loss carryforwards of $6,752,733 to offset taxable capital gains realized during the year ended October 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $176,857 of fees paid by the Fund.

For the year ended October 31, 2006, Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended October 31, 2006, FSC retained $71,634 in sales charges from the sale of Class A Shares. FSC also retained $857 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended October 31, 2006, FSSC voluntarily reimbursed $119,460 of shareholder services fees. For the year ended October 31, 2006, FSSC received $208,456 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2006, the Fund's expenses were reduced by $258,477 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS, and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.10%, 2.10% and 1.75%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

Other

During the fiscal year 2005, the Fund's Adviser made a voluntary contribution to the Fund of $186,934 for losses on investments inadvertently sold due to a systems error.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$2,760,069,634
Sales	$3,818,376,928

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending October 31, 2006. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004 and the interim period commencing November 1, 2005 and ending August 18, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2006, the amount of long-term capital gains designated by the Fund was $65,149,686.

For the fiscal year ended October 31, 2006, 100.00% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the fund during the year ended October 31, 2006, 100.00% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED CAPITAL APPRECIATION FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Federated Capital Appreciation Fund (the "Fund") a portfolio of Federated Equity Funds, as of October 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for the periods presented prior to November 1, 2005, were audited by other auditors whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund as of October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
December 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL APPRECIATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-04 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.51		$5.11		$4.90		$3.54		$4.23
Income From Investment Operations:
Net investment income (loss)	(0.06	)1	(0.05	)1	(0.06	)1	(0.06	)1	(0.05	)1
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.96		0.74		0.31		1.42		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.90		0.69		0.25		1.36		(0.33)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.33)		(0.29)		(0.04)		--		(0.36)
Net Asset Value, End of Period	$6.08		$5.51		$5.11		$4.90		$3.54
Total Return2	17.06%		14.05%		5.24	%3	38.42%		(8.90)%

Ratios to Average Net Assets:
Net expenses	1.95%		1.93%		1.95%		1.95%		1.95%
Net investment income (loss)	(0.98)%		(1.00)%		(1.29)%		(1.45)%		(1.25)%
Expense waiver/reimbursement4	0.22%		0.21%		0.21%		0.24%		0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,884,118		$2,166,468		$1,172,380		$1,191,117		$435,500
Portfolio turnover	64%		71%		73%		72%		65%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.38		$5.02		$4.84		$3.52		$4.22
Income From Investment Operations:
Net investment income (loss)	(0.09	)1	(0.08	)1	(0.09	)1	(0.08	)1	(0.07	)1
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.93		0.73		0.31		1.40		(0.27)
TOTAL FROM INVESTMENT OPERATIONS	0.84		0.65		0.22		1.32		(0.34)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.33)		(0.29)		(0.04)		--		(0.36)
Net Asset Value, End of Period	$5.89		$5.38		$5.02		$4.84		$3.52
Total Return2	16.32%		13.47%		4.68	%3	37.50%		(9.20)%

Ratios to Average Net Assets:
Net expenses	2.50%		2.49%		2.50%		2.50%		2.47%
Net investment income (loss)	(1.54)%		(1.56)%		(1.84)%		(2.01)%		(1.77)%
Expense waiver/reimbursement4	0.18%		0.16%		0.16%		0.19%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,184,964		$1,102,133		$993,477		$782,171		$427,175
Portfolio turnover	64%		71%		73%		72%		65%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.38		$5.02		$4.84		$3.52		$4.22
Income From Investment Operations:
Net investment income (loss)	(0.09	)1	(0.08	)1	(0.09	)1	(0.08	)1	(0.07	)1
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.93		0.73		0.31		1.40		(0.27)
TOTAL FROM INVESTMENT OPERATIONS	0.84		0.65		0.22		1.32		(0.34)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.33)		(0.29)		(0.04)		--		(0.36)
Net Asset Value, End of Period	$5.89		$5.38		$5.02		$4.84		$3.52
Total Return2	16.31%		13.47%		4.68	%3	37.50%		(9.20)%

Ratios to Average Net Assets:
Net expenses	2.50%		2.49%		2.50%		2.50%		2.47%
Net investment income (loss)	(1.54)%		(1.56)%		(1.84)%		(2.00)%		(1.77)%
Expense waiver/reimbursement4	0.18%		0.16%		0.16%		0.19%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$918,502		$724,468		$554,799		$337,765		$127,714
Portfolio turnover	64%		71%		73%		72%		65%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$988.60	$ 9.77
Class B Shares	$1,000	$984.90	$12.51
Class C Shares	$1,000	$984.90	$12.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$ 9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Management's Discussion of Fund Performance

The Federated Kaufmann Fund's Class A, B, and C shares produced total returns of 17.06%, 16.32% and 16.31%, respectively, based on the net asset value for the reporting period ended October 31, 2006. The fund's benchmark, the Russell Mid Cap Growth Index1 had a total return of 14.51% for the reporting period and the Lipper Mid-Cap Growth Index2 and the Lipper Mid-Cap Growth Funds Average3 had total returns of 13.14% and 11.52%, respectively.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the reporting period with a temporary downturn that occurred during the months of May-August. Subsequently the market recovered and ended the fiscal year strongly. Economic indicators highlighted a slowing economy during the second half of the period. Energy prices also pulled back from their all time highs based upon this economic weakness. The Fed halted its interest rate increases awaiting further economic data. Generally, small and mid-sized companies continued to report strong operating earnings growth during the period. The market seemed to take strong earnings reports and a pause in interest rate hikes as positive news and rewarded shareholders with solid gains during the fiscal year.

1 Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

2 Lipper Mid-Cap Growth Index is the composite performance of the largest mid-cap growth mutual funds, as categorized by Lipper, Inc. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

FUND PERFORMANCE

The Federated Kaufmann Fund's performance is driven primarily by bottom-up stock selection. Seven of our top ten contributing companies across multiple sectors each returned over 60% during the reporting period. Specifically, CB Richard Ellis Services 84%, Memc Electronic Materials 98%, Illumina, Inc. 182%, Mastercard 61%, Conceptus, Inc. 93%, Bharti Airtel 65%, and Time Warner Telecom, Inc. 138% all contributed strongly to performance. In addition, Central European Media Enterprises Ltd 59%, Inamed 28%, and Petsmart, Inc. 23% were also amongst our top ten contributing companies.

Four of our laggard companies were in the Health Care sector, Neurocrine Bioscience, Inc. (78%), Anadys Pharmaceuticals (75%), Threshold Pharmaceuticals, Inc. (70%), and United Surgical Partners International, Inc. (31%), detracting from performance. Additional laggards included SFCG Co. (22%), NAVTEQ Corp. (15%), Autodesk, Inc. (20%), Simpson Manufacturing Co., Inc. (27%), and Dresser-Rand Group (12%). While it is interesting to know how specific stocks performed during the reporting period the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposure that results from our bottom-up investment process may provide some additional insight into the relative performance of the fund. Our significant overweight in Financials relative to the benchmark benefited performance. The fund's performance was negatively impacted by the fund's cash position which averaged between 5% and 10% during the reporting period.

FEDERATED KAUFMANN FUND - CLASS A SHARES

Average Annual Total Returns for the Period Ended 10/31/2006

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class A Shares2	(6.58)%	10.62%	9.91%	10.86%	9.83%	13.45%
Russell Midcap Growth Index3	(0.58)%	14.51%	13.02%	10.62%	8.73%	10.60%
Lipper Mid-Cap Growth Index3	(3.46)%	13.14%	11.11%	7.83%	6.62%	9.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class A Shares.

2 Total returns quoted reflect all applicable sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND - CLASS B SHARES

Average Annual Total Returns for the Period Ended 10/31/2006

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class B Shares2	(6.92)%	10.82%	10.29%	11.26%	10.00%	13.58%
Russell Midcap Growth Index3	(0.58)%	14.51%	13.02%	10.62%	8.73%	10.60%
Lipper Mid-Cap Growth Index3	(3.46)%	13.14%	11.11%	7.83%	6.62%	9.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class B Shares.

2 Total returns quoted reflect all applicable contingent deferred sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth fund classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND - CLASS C SHARES

Average Annual Total Returns for the Period Ended 10/31/2006

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class C Shares2	(3.47)%	14.16%	11.00%	11.29%	9.77%	13.23%
Russell Midcap Growth Index3	(0.58)%	14.51%	13.02%	10.62%	8.73%	10.60%
Lipper Mid-Cap Growth Index3	(3.46)%	13.14%	11.11%	7.83%	6.62%	9.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class C Shares.

2 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	25.1%
Financials	18.3%
Information Technology	16.3%
Industrials	12.9%
Consumer Discretionary	8.1%
Telecommunication Services	2.9%
Consumer Staples	2.3%
Energy	1.9%
Materials	1.6%
Utilities	1.6%
Options2	0.0%
Securities Lending Collateral3	19.0%
Cash Equivalents4	8.9%
Other Assets and Liabilities--Net5	(18.9)%
TOTAL	100.0%

1 Except for Options, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities--Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Represents less than 0.01%.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares or Units Held			Value
		COMMON STOCKS--89.6%
		Consumer Discretionary--8.1%
166,700		Bajaj Auto Ltd.	$10,185,063
900,000	1,2	Bed Bath & Beyond, Inc.	36,261,000
4,638,000		Bharat Forge Ltd.	37,079,280
1,971,700	1,2,3	Central European Media Enterprises Ltd., Class A	145,550,894
38,700		Cheil Communications, Inc.	8,522,420
342,300	1,2	Chipotle Mexican Grill, Inc.	20,503,770
1,200,000	1,2	Clear Channel Outdoor Holdings, Inc., Class A	29,460,000
2,938,500	1	Clear Media Ltd.	4,118,404
3,672,400	1	Consorcio ARA SA	20,846,314
8,310,900		Debenhams PLC	29,804,480
398,600	1,2	Dick's Sporting Goods, Inc.	19,834,336
1,259,800	1	Educate, Inc.	9,637,470
101,156		Hollywood Media Corp., Warrants 5/22/2007	179,967
1,000,000	1,4,5	Hydrogen Corp.	4,900,000
250,000	1	Hydrogen Corp., Warrants	58,022
800,000	1,2	Kohl's Corp.	56,480,000
800,000	1,2	Lamar Advertising Co.	46,144,000
700,000	1	Lodgenet Entertainment	16,100,000
502,900	1	Maruti Udyog Ltd.	10,843,677
3,562,800	1	Next Media Ltd.	1,901,150
1,100,000		Orient-Express Hotel Ltd.	43,395,000
3,900,000	2	PetSmart, Inc.	112,242,000
3,537,200	1,4,5	Piaggio & C. SpA	14,356,197
712,200	1,2,4,5	Submarino SA	25,183,392
1,284,700	1,2	Syntax-Brillian Corp.	8,157,845
673,100		USS Co. Ltd.	42,703,621
		TOTAL	754,448,302
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Staples--2.3%
1,420,000	1	Dean Foods Co.	$59,483,800
4,735,950		Hindustan Lever Ltd.	24,852,431
2,500,000		Loews Corp.	97,300,000
454,000		Whole Foods Market, Inc.	28,983,360
		TOTAL	210,619,591
		Energy--1.9%
1,000,000	1	Complete Production Services, Inc.	19,290,000
5,225,000	1,2,3	Dresser-Rand Group, Inc.	113,330,250
84,100	1	Horizon Offshore, Inc.	1,451,566
1,247,405		Reliance Industries Ltd.	33,934,513
311,400		Woodside Petroleum Ltd.	9,054,527
		TOTAL	177,060,856
		Financials--17.6%
2,742,583		3i Group	50,223,463
2,490,300		Advance America Cash Advance, Inc.	37,329,597
79,400	1	Alleghany Corp.	24,276,550
1	4	Apollo Investment Fund V	8,117,929
1,300,000		Axis Capital Holdings Ltd.	42,705,000
1,500,000	2	Brookfield Asset Management, Inc., Class A	66,810,000
10,000,000	1	CB Richard Ellis Services, Inc.	300,300,000
1,000,000		Calamos Asset Management, Inc.	29,220,000
550,000	2	Capital One Financial Corp.	43,631,500
1	4	Denovo Ventures I LP	4,952,953
1	1,4	FA Private Equity Fund IV LP	485,088
99,000	1	Gagfah SA	2,873,283
1	4	Greenfield Technology Venture Fund	11,215
2,781,700		Housing Development Finance Corp. Ltd.	90,555,053
4,855,600		ICICI Bank Ltd.	83,525,378
791,300		ICICI Bank Ltd., ADR	27,814,195
2,180,000	2	IPC Holdings Ltd.	65,487,200
1	4	Incuvest LLC	0
31,643,300	1	Industrial & Commercial Bank of China	14,159,168
1	1,4	Infrastructure Fund	102,740
1	4	Internet.com Corp.	0
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
818,900	1,3	James River Group, Inc.	$24,550,622
700,000		Korea Investment Holdings Co. Ltd.	33,430,618
2,850,000	1,2	Labranche & Co., Inc.	25,279,500
1	4	Latin Healthcare Fund	10,389,596
121,800	1,2	Markel Corp.	48,659,100
500,000	2	Morgan Stanley	38,215,000
1,750,000	1	Move, Inc.	8,365,000
2,500,000	2	Nuveen Investments, Class A	123,250,000
500,000		OptionsXpress Holdings, Inc.	15,540,000
1	1,4	Peachtree Leadscope LLC	300,000
1	4	Peachtree Leadscope LLC	0
1	4	Peachtree Open Networks	0
1	4	Peachtree Velquest	0
1	4	Peachtree/CB Partners	0
500,000	1	Penson Worldwide, Inc.	12,160,000
2,100,000	1,2	Philadelphia Consolidated Holding Corp.	82,152,000
1,780,800	1	RHJ International	33,524,310
1	4	Rocket Ventures II	0
198,000		SFCG Co. Ltd.	36,618,700
1,000,000		SLM Corp.	48,680,000
9,309,800		Shinsei Bank Ltd.	53,731,050
118,300,000	1	Thai Military Bank	11,382,596
1,312,500		Unitech Ltd.	11,425,716
133,000		White Mountains Insurance Group, Inc.	75,510,750
1,345,000		Willis Group Holdings Ltd.	51,150,350
6,608,000	1,4,5	Yanlord Land Group Ltd.	6,154,676
		TOTAL	1,643,049,896
		Health Care--24.8%
1,000,000	1,2	Abiomed, Inc.	14,200,000
1,927,000	1,3	Accelrys, Inc.	12,140,100
91,400	1	Adeza Biomedical Corp.	1,274,116
200,000	1,2	Align Technology, Inc.	2,772,000
2,400,000	1,2	Alkermes, Inc.	40,320,000
1,724,396	2	Allergan, Inc.	199,167,738
888,600	1,2	Alnylam Pharmaceuticals, Inc.	17,523,192
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
500,000	1,2	Altus Pharmaceuticals, Inc.	$8,240,000
250,000	1,2	Amylin Pharmaceuticals, Inc.	10,990,000
2,000,000	1,3	Anadys Pharmaceuticals, Inc.	6,820,000
485,200	1	Anika Therapeutics, Inc.	6,157,188
650,000	1,4	Aradigm Corp., Warrants 12/17/2006	0
434,259	1	Ardais Corp., Warrants 1/1/2005	0
434,259	1,4	Ardais Corp., Warrants 4/14/2009	0
1,200,000	1,2	Arena Pharmaceuticals, Inc.	18,300,000
360,300	1	Arthrocare Corp.	14,559,723
500,000	1	Aspect Medical Systems, Inc.	8,935,000
2,073,628	1,2,3	Auxilium Pharmaceutical, Inc.	26,127,713
168,500		Aventis Pharma Ltd.	5,781,312
3,000,000	1,2,3	Avigen, Inc.	15,210,000
558,660	1,4	Avigen, Inc.	2,832,406
2,375,000	1	BioMarin Pharmaceutical, Inc.	38,071,250
1,031,600	1	Bioenvision, Inc.	5,302,424
674,300	1,2	CV Therapeutics, Inc.	8,732,185
9,900	1	Cepheid, Inc.	81,279
555,000	1,3	Chindex International, Inc.	7,198,350
111,000	1,3	Chindex International, Inc., Warrants 3/31/2009	731,290
4,073,900		Cipla Ltd.	23,685,255
2,413,250	1,4,5	Cipla Ltd., GDR	14,020,982
347,492	4	CompBenefits Corp.	0
600,000	1,3,4,5	Conceptus, Inc.	11,892,000
714,286	3,4	Conceptus, Inc.	14,157,149
625,000	4	Conceptus, Inc.	12,387,500
3,634,700	1,2,3	Conceptus, Inc.	72,039,754
500,000	1,4	Cortek, Inc.	0
4,000,000	1,2,3	Cubist Pharmaceuticals, Inc.	89,080,000
2,142,857	1	Cyclacel Pharmaceuticals, Inc.	12,171,428
857,143	1	Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013	4,240,928
100,000	1	Cypress Biosciences, Inc.	788,000
4,763,500	1,3	Cytokinetics, Inc.	34,725,915
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
4,873,400	1	Cytyc Corp.	$128,755,228
500,000	1	Digene Corp.	23,215,000
489,500	1,2	Durect Corp.	2,276,175
6,000,000	1,3	Dyax Corp.	18,120,000
7,000,000	1,2,3	Dynavax Technologies Corp.	43,190,000
4,134,800	1,2	Endo Pharmaceuticals Holdings, Inc.	118,007,192
600,000	1	Endologix, Inc.	2,412,000
3,985,950	1,2,3,4	Endologix, Inc.	16,023,519
1,250,000	1,4	Endologix, Inc.	5,025,000
3,555,556	1	Endologix, Inc.	14,293,335
49,400	1,2	Favrille, Inc.	217,854
1,317,490	1	Favrille, Inc.	5,810,131
461,121	1	Favrille, Inc., Warrants 3/7/2011	1,161,972
100,000	1,2	Foxhollow Technologies, Inc.	3,501,000
1,979,000	1,2,3	GTX, Inc.	22,026,270
351,500	2	GlaxoSmithKline PLC, ADR	18,717,375
302,400		GlaxoSmithkline Pharmaceuticals Ltd.	7,749,714
2,891,800	1,2,3	Illumina, Inc.	127,123,528
860,000	1,2	Immunicon Corp.	3,698,000
2,329,800	1	Incyte Genomics, Inc.	11,089,848
33,900	1	Intercell AG	666,305
300,000	1,4	Inverness Medical Innovations, Inc.	11,307,000
4,705,882	1,4	Isis Pharmaceuticals, Inc.	40,376,468
3,808,200	1,2,3	Isis Pharmaceuticals, Inc.	32,674,356
1,176,470	1	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	6,377,974
415,800	1	Jerini AG	1,804,330
777,500	1,2	Kos Pharmaceuticals, Inc.	38,680,625
2,750,000	1,3	Kosan Biosciences, Inc.	10,807,500
1,100,000	1,2	Kyphon, Inc.	43,450,000
750,000	1	Labopharm, Inc.	3,825,000
1,732,500	1,2	Medarex, Inc.	22,383,900
1,750,000	1	Medicines Co.	45,430,000
99,200		Meridian Bioscience, Inc.	2,286,560
2,559,000	1	Metabasis Therapeutics, Inc.	18,220,080
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
1,000,000	1	Metabasis Therapeutics, Inc.	$7,120,000
895,650	1,4	Metabasis Therapeutics, Inc., Warrants 9/30/2010	3,486,813
1,224,500	1,2	Momenta Pharmaceuticals, Inc.	18,245,050
23,198,600	1,3	Monogram Biosciences, Inc.	42,221,452
223,300	1	NMT Medical, Inc.	3,552,703
3,000,000	1,2	Nektar Therapeutics	43,290,000
723,800	1	Neurochem, Inc.	11,703,846
1,868,900	1,2	Neurocrine Biosciences, Inc.	21,585,795
500,000	1,2	Neurometrix, Inc.	8,145,000
488,000	1,2	Nighthawk Radiology Holdings, Inc.	9,930,800
849,500	1,2	Northfield Laboratories, Inc.	11,417,280
310,200		Novartis AG, ADR	18,838,446
2,200,000	1,3	NxStage Medical, Inc.	16,126,000
1,000,000	1	OSI Pharmaceuticals, Inc.	38,280,000
200,000	1,2	Patterson Cos., Inc.	6,570,000
890,600	1	Pharmacopeia Drug Discovery, Inc.	3,909,734
222,650	1	Pharmacopeia Drug Discovery, Inc., Warrants 4/19/2011	446,476
2,656,800	1,2,3	Pharmacyclics, Inc.	14,320,152
500,000	1	Pharmion Corp.	12,225,000
1,456,496	1,2	Point Therapeutics, Inc.	2,082,789
1,217,200	1,2	Progenics Pharmaceuticals, Inc.	31,793,264
336,600	1	Psychiatric Solutions, Inc.	11,175,120
715,000	1	Regeneron Pharmaceuticals, Inc.	14,335,750
100,000	1	ResMed, Inc.	4,399,000
436,687	1	Rita Medical Systems, Inc.	1,572,073
458,965	1	Sanarus Medical, Inc.	0
100,000	1	Sangamo BioSciences, Inc.	561,000
535,800	1,2	Sepracor, Inc.	27,733,008
500,000	1,2	Solexa, Inc.	5,120,000
700,000	1,2	Somaxon Pharmaceuticals, Inc.	10,178,000
1,015,400	1	Sonus Pharmaceuticals, Inc.	5,737,010
274	1	Soteira, Inc.	274
1,000,000	1,2	Staar Surgical Co.	8,320,000
643,700	1,2	Stereotaxis, Inc.	7,711,526
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
500,000		Sun Pharmaceutical Industries Ltd.	$10,071,064
849,000	1	Systems Xcellence, Inc.	13,949,070
500,000	1,2	Telik, Inc.	9,475,000
108,800	1	Theravance, Inc.	3,422,848
1,731,600	1,2	Threshold Pharmaceuticals, Inc., Class THL	5,766,228
1,362,000	1	United Surgical Partners International, Inc.	33,804,840
700,000		UnitedHealth Group, Inc.	34,146,000
300,000	1	VCA Antech, Inc.	9,711,000
1,858,600	1,3	Vical, Inc.	11,876,454
10,081,300	1	Warner Chilcott Ltd., Class A	133,073,160
309,939	1,2	WebMD Health Corp., Class A	11,300,376
1,410,138	1,3	World Heart Corp., Warrants 9/22/2008	298,397
		TOTAL	2,310,387,214
		Industrials--12.9%
649,800		Asea Brown Boveri Ltd.	51,689,620
1,294,700		Bharat Heavy Electricals Ltd.	69,450,319
200,000	2	C.H. Robinson Worldwide, Inc.	8,348,000
1,200,000	1,2,3	CoStar Group, Inc.	56,820,000
1,300,000		Con-way, Inc.	61,321,000
800,000	1	Copart, Inc.	23,144,000
105,400		DRS Technologies, Inc.	4,660,788
279,400	1	Dyncorp International, Inc., Class A	2,933,700
1,500,000	2	Expeditors International Washington, Inc.	71,115,000
1,000,000		FedEx Corp.	114,540,000
200,000	2	Fluor Corp.	15,686,000
1,234,400		Forward Air Corp.	40,080,968
491,600	1,2	Houston Wire & Cable Co.	10,397,340
1,258,700	1	IHS, Inc., Class A	43,513,259
1,000,000	1,3	Innovative Solutions and Support, Inc.	15,940,000
1,105,400	1	Interline Brands, Inc.	26,463,276
283,100	1	K&F Industries Holdings, Inc.	5,503,464
257,000	1	Kansas City Southern Industries, Inc.	7,296,230
1,371,045		Kuehne & Nagel International AG	94,228,003
1,000,000	2	Landstar System, Inc.	46,440,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--continued
505		Max India Ltd.	$10,540
3,204,000	1,4,5	Nagarjuna Construction Co. Ltd., GDR	12,463,560
1,265,600	1,3	NuCo2, Inc.	35,411,488
300,000		Pacer International, Inc.	9,207,000
4,460,400		Rinker Group Ltd.	64,070,029
845,000	1,2	Ryanair Holdings PLC, ADR	56,462,900
783,400	2	Ryder System, Inc.	41,246,010
2,087,700	1	SAIC, Inc.	41,754,000
1,000,000	2	Simpson Manufacturing Co., Inc.	28,390,000
1,500,000		TNT NV	57,739,801
1,017,800	1	TransDigm Group, Inc.	24,447,556
800,000	2	United Parcel Service, Inc.	60,280,000
43,700		Ushio Inc.	909,833
		TOTAL	1,201,963,684
		Information Technology--15.9%
1,000,000	1,2	Access Integrated Technology, Inc., Class A	10,640,000
15,100	1	Actions Semiconductor Co. Ltd., ADR	125,179
600,000	1	Amdocs Ltd.	23,256,000
1,555,600	1,2	Anadigics, Inc.	12,569,248
2,000,000	1,2	Autodesk, Inc.	73,500,000
850,000	1	Blackboard, Inc.	23,553,500
2,124,400	1	CSR PLC	30,676,642
156,700	1	Cirrus Logic, Inc.	1,106,302
375,000	1	Cognos, Inc.	13,680,000
2,400,000	1	Comverse Technology, Inc.	52,248,000
900,000	1,2	DST Systems, Inc.	55,611,000
352,323	1,4	Decision Management International, Inc.	0
1,157,700	1,3	Eagle Test Systems, Inc.	20,375,520
500,000	1,2	eBay, Inc.	16,065,000
1,568,400	1,2,3	eCollege.com	27,133,320
1,000,000	1	Entegris, Inc.	11,210,000
1,059,322	4	Expand Networks Ltd.	105,932
2,546,500	1	Himax Technologies, Inc., ADR	16,221,205
2,331,500	1	Hyperion Solutions Corp.	87,198,100
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
1,133,900	1,2,3	Infocrossing, Inc.	$14,321,157
356,234	1,3	Infocrossing, Inc., Warrants 10/21/2008	2,030,080
400,000	1,2	Iron Mountain, Inc.	17,348,000
901,000	1,2	Jupitermedia Corp.	7,919,790
2,176,064	1,3	Komag, Inc.	83,234,448
622,700	1,2	LeCroy Corp.	7,715,253
5,189,000	1,2	MEMC Electronic Materials, Inc.	184,209,500
4,680,000	1,3	Magma Design Automation	43,570,800
2,050,000	1,2	Mastercard, Inc.	151,905,000
2,500,000	1,2	Microsemi Corp.	49,000,000
360,700	1	NAVTEQ Corp.	11,975,240
2,598,600	1	NIC, Inc.	12,551,238
4,803,500	1,2	ON Semiconductor Corp.	29,877,770
1,596,400	1,3	Online Resources Corp.	16,698,344
530,000	1,3,4,5	Online Resources Corp.	5,543,800
50,500	1	Optium Corp.	1,022,625
1,191,600	1,3	PowerDsine Ltd.	12,940,776
2,919,700	1	Qimonda AG, ADR	40,729,815
1,750,000	1	Quest Software, Inc.	25,777,500
250,000		SAP AG	49,737,401
418,300	1	SI International, Inc.	13,870,828
2,048,400	1,2	Seagate Technology Holdings	46,252,872
1	4	Sensable Technologies, Inc.	200,559
3,751,199	4	Sensable Technologies, Inc.	0
2,576,800	1,2	Silicon Image, Inc.	30,483,544
3,740,800	1,2	Spansion, Inc.	53,343,808
69,500	1,2	Supertex, Inc.	3,086,495
1,523,200	1,3	TNS, Inc.	25,163,264
500,000	1	Tech Mahindra Ltd.	11,092,605
500,000	1	Ultratech, Inc.	7,145,000
1,800,000	1,2	ValueClick, Inc.	33,840,000
487,400	1	Xyratex Ltd.	10,167,164
		TOTAL	1,478,029,624
Shares or Units Held			Value
		COMMON STOCKS--continued
		Materials--1.6%
606,000		ACC Ltd.	$13,014,264
1,910,001	2	Cemex S.A. de C.V., ADR	58,713,421
19,910,000		China Metal International Ho	6,886,527
305,100	1	Frutarom	2,575,685
694,900		Frutarom, GDR	5,866,415
19,800,700	1	Lee & Man Paper Manufacturing Ltd.	40,226,696
20,269,900	1	Nine Dragons Paper Holdings Ltd.	25,802,604
		TOTAL	153,085,612
		Telecommunication Services--2.9%
11,505,700	1	Bharti Airtel Ltd.	135,395,746
165,911		Consolidated Communications Holdings, Inc.	3,052,762
832,176	1	NTELOS Holdings Corp.	11,675,429
272,100	1	Neuf Cegetel	8,213,199
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	731,200
18,102,250		Singapore Telecom Ltd.	30,813,825
790,100	1	Syniverse Holdings, Inc.	11,653,975
3,500,000	1,2	Time Warner Telecom, Inc.	69,790,000
		TOTAL	271,326,136
		Utilities--1.6%
3,711,600	1	China Resources Power Holdings Co. Ltd.	4,691,281
190,000		Consolidated Water Co.	5,327,600
1,000,000	2	Dominion Resources, Inc.	80,990,000
502,100		ITC Holdings Corp.	17,834,592
14,855,700		NTPC Ltd.	42,755,912
		TOTAL	151,599,385
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,143,154,425)	8,351,570,300
		PREFERRED STOCKS--1.0%
		Financials--0.7%
173,200	3	Alleghany Corp., Conv. Pfd.	51,562,679
297,600		Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC, $2.30 Annual Dividend	12,816,471
		TOTAL	64,379,150
Shares, Units Held or Principal Amount			Value
		PREFERRED STOCKS--continued
		Health Care--0.3%
686,009	1,4,5	Acadia Pharmaceuticals, Inc., Conv. Pfd.	$6,503,365
1,694,915	4	Ardais Corp., Conv. Pfd.	0
790,960	4	Ardais Corp., Conv. Pfd., Series C	0
3,985	4	CompBenefits Corp., Pfd.	2,521,624
446,816	4	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	4	Cortex, Inc., Pfd., Series D	0
126,065	4	Dexcom, Inc., Pfd.	1,109,372
2,747,253		Insulet Corp., Conv. Pfd.	9,010,990
1,058,043	4	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	4	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	4	Sanarus Medical, Inc., Pfd., Series C	3,030,264
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
842,571		Soteira, Inc., Pfd.	842,571
		TOTAL	25,855,864
		Information Technology--0.0%
20,000		Marchex, Inc., Conv. Pfd., $11.88 Annual Dividend	3,610,000
679,348	4	Multiplex, Inc., Pfd., Series C	0
		TOTAL	3,610,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $112,783,541)	93,845,014
		CORPORATE BONDS--0.4%
		Health Care--0.0%
$1	4	Ardais Corp., Conv. Bond, 8.00%, 12/31/2006	34,000
		Information Technology--0.4%
25,000,000	4	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	36,427,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,434,259)	36,461,750
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp., Conv. Bond, 12/31/2006 (IDENTIFIED COST $431,384)	34,000
		PURCHASED PUT OPTION--0.0%
77,500,000		State Street Bank & Trust Co., N.A. EURO PUT/USD CALL, Expiration Date 1/19/2007 (IDENTIFIED COST $519,250)	190,495
Principal Amount			Value
		REPURCHASE AGREEMENTS--27.9%
$883,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).	$883,000,000
882,695,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	882,695,000
600,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Goldman Sachs and Co. will repurchase U.S. Government Agency securities with various maturities to 9/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,821.	600,000,000
230,983,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	230,983,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	2,596,678,000
		TOTAL INVESTMENTS--118.9% (IDENTIFIED COST $8,879,000,859)6	11,078,779,559
		OTHER ASSETS AND LIABILITIES - NET--(18.9)%	(1,760,317,673)
		TOTAL NET ASSETS--100%	$9,318,461,886

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company. At October 31, 2006, these securities amounted to $1,339,107,341 which represents 14.4% of total net assets.

4 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $274,402,849, which represented 2.9% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $101,017,972, which represented 1.1% of total net assets.

6 The cost of investments for federal tax purposes amounts to $8,898,098,457.

Options Written

Security	Expiration Date	Exercise Price	Contracts	Value
State Street Bank & Trust Co., N.A. EURO PUT/USD CALL	January 2007	$1.2855	77,500,000	$761,515

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depository Receipt
EURO	--Euro Dollar
GDR	--Global Depository Receipt
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities	$8,482,101,559
Investments in repurchase agreements	2,596,678,000
Total investments in securities, at value including $1,339,107,341 of investments in affiliated issuers and $1,696,569,238 of securities loaned (identified cost $8,879,000,859)		$11,078,779,559
Cash		119,047
Cash denominated in foreign currencies (identified cost $3,605,702)		3,635,116
Income receivable		1,377,498
Receivable for investments sold		51,136,327
Receivable for shares sold		7,082,821
TOTAL ASSETS		11,142,130,368
Liabilities:
Payable for investments purchased	21,002,944
Payable for shares redeemed	14,121,959
Payable for collateral due to broker	1,765,695,000
Options written, at value (premium received $519,250)	761,515
Payable for distribution services fee (Note 5)	1,826,918
Payable for shareholder services fee (Note 5)	4,628,362
Accrued expenses	15,631,784
TOTAL LIABILITIES		1,823,668,482
Net assets for 1,543,688,825 shares outstanding		$9,318,461,886
Net Assets Consist of:
Paid-in capital		$6,038,149,917
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		2,199,539,162
Accumulated net realized gain on investments, options and foreign currency transactions		1,113,411,642
Accumulated net investment income (loss)		(32,638,835)
TOTAL NET ASSETS		$9,318,461,886

Statement of Assets and Liabilities-continued

October 31, 2006

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,884,118,475 ÷ 474,497,650 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share (100/94.50 of $6.08) [1]	$6.43
Redemption proceeds per share	$6.08
Class B Shares:
Net asset value per share ($1,184,964,033 ÷ 201,110,250 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share	$5.89
Redemption proceeds per share (94.50/100 of $5.89) [1]	$5.57
Class C Shares:
Net asset value per share ($918,501,896 ÷ 155,837,278 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share (100/99.00 of $5.89) [1]	$5.95
Redemption proceeds per share (99.00/100 of $5.89) [1]	$5.83
Class K Shares:
Net asset value per share ($4,330,877,482 ÷ 712,243,647 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share	$6.08
Redemption proceeds per share (99.80/100 of $6.08) [1]	$6.07

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Dividends (including $600,225 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,117,615)		$46,736,464
Interest (including income on securities loaned of $5,253,166)		38,862,316
TOTAL INCOME		85,598,780
Expenses:
Investment adviser fee (Note 5)	$126,336,866
Administrative personnel and services fee (Note 5)	7,056,212
Custodian fees	2,319,621
Transfer and dividend disbursing agent fees and expenses--Class A	3,214,709
Transfer and dividend disbursing agent fees and expenses--Class B	1,435,563
Transfer and dividend disbursing agent fees and expenses--Class C	1,027,432
Transfer and dividend disbursing agent fees and expenses--Class K	5,527,871
Directors'/Trustees' fees	61,921
Auditing fees	53,395
Legal fees	494
Portfolio accounting fees	224,406
Distribution services fee--Class A Shares (Note 5)	6,602,120
Distribution services fee--Class B Shares (Note 5)	8,874,344
Distribution services fee--Class C Shares (Note 5)	6,334,222
Distribution services fee--Class K Shares (Note 5)	20,985,441
Shareholder services fee--Class A Shares (Note 5)	6,456,630
Shareholder services fee--Class B Shares (Note 5)	2,958,115
Shareholder services fee--Class C Shares (Note 5)	2,110,874
Shareholder services fee--Class K Shares (Note 5)	9,757,686
Share registration costs	164,812
Printing and postage	1,263,332
Insurance premiums	51,486
Miscellaneous	84,197
TOTAL EXPENSES	212,901,749

Statement of Operations-continued

Year Ended October 31, 2006

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(13,298,609)
Waiver of administrative personnel and services fee	(300,515)
Waiver of distribution services fee--Class A Shares	(1,615,606)
Waiver of distribution services fee--Class C Shares	(176,470)
Waiver of distribution services fee--Class K Shares	(12,909,990)
Reimbursement of shareholder services fee--Class A Shares	(125,125)
Reimbursement of shareholder services fee--Class B Shares	(230,334)
TOTAL WAIVERS AND REIMBURSEMENTS		$(28,656,649)
Net expenses			$184,245,100
Net investment income (loss)			(98,646,320)
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $4,691,622 on sale of investments in affiliated users (Note 5) and foreign taxes withheld of $12,066,802)			1,224,417,228
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			178,803,741
Net realized and unrealized gain on investments, options and foreign currency transactions			1,403,220,969
Change in net assets resulting from operations			$1,304,574,649

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(98,646,320)	$(85,689,503)
Net realized gain on investments, options and foreign currency transactions	1,224,417,228	546,532,246
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	178,803,741	506,520,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,304,574,649	967,362,773
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(130,614,771)	(103,255,249)
Class B Shares	(67,354,418)	(58,193,906)
Class C Shares	(44,544,397)	(32,903,118)
Class K Shares	(230,822,128)	(202,750,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(473,335,714)	(397,103,199)
Share Transactions:
Proceeds from sale of shares	1,563,338,621	1,433,931,546
Proceeds from shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	157,595,010	--
Net asset value of shares issued to shareholders in payment of distributions declared	434,775,027	363,051,287
Cost of shares redeemed	(1,517,980,769)	(1,373,123,729)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	637,727,889	423,859,104
Change in net assets	1,468,966,824	994,118,678
Net Assets:
Beginning of period	7,849,495,062	6,855,376,384
End of period (including accumulated net investment income (loss) of $(32,638,835) and $(18,041,412), respectively)	$9,318,461,886	$7,849,495,062

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 24, 2006, the Fund received assets from Wayne Hummer Growth Fund, as a result of a tax-free reorganization, as follows:

Class A Shares of the Fund Issued	Wayne Hummer Growth Fund Net Assets Received	Unrealized Appreciation1	Net Assets of Fund Prior to Combination	Net Assets of Wayne Hummer Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
25,877,670	$157,595,010	$91,589,536	$9,245,245,708	$157,595,010	$9,402,840,718

1 Unrealized Appreciation is included in the Wayne Hummer Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K bear distribution services fees and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2006, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2006, the Fund had a realized loss of $1,346,920 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	58,000,000	$ 411,740
Contracts written	385,000,000	$ 2,490,205
Contracts expired	(288,500,000)	$(1,882,295)
Contracts bought back	(77,000,000)	$ (500,400)
Outstanding at 10/31/2006	77,500,000	$ 519,250

Written options outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,696,569,238	$1,765,695,000

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ 593,912
Aradigm Corp., Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Bond, 8.00%, 12/31/2006	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
Avigen, Inc.	5/10/2006	3,000,004
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	25,000,000
CompBenefits, Corp.	5/24/1995-7/12/2000	176,696
CompBenefits, Corp., Pfd.	5/24/1995-7/12/2000	4,090,205
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Security	Acquisition Date	Acquisition Cost
Cortek, Inc.	2/29/2000	$ --
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	--
Cortex, Inc., Pfd., Series D	6/18/2001	--
Decision Management International, Inc.	7/11/2005	--
Denovo Ventures I LP	3/9/2000	2,432,145
DexCom, Inc., Pfd.	12/30/2004	678,910
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003-5/31/2006	17,771,330
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	390,315
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	450,346
Internet.com Corp.	5/17/2000-7/28/2000	557,793
Inverness Medical Innovations, Inc.	2/9/2006	7,323,000
Isis Pharmaceuticals, Inc.	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	4,083,760
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,515,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	--
Sensable Technologies, Inc.	12/16/2003	401,118

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	148,403,150	$863,321,275	150,599,079	$797,198,894
Shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	25,877,670	157,595,010	--	--
Shares issued to shareholders in payment of distributions declared	21,033,041	114,209,425	17,504,760	89,099,685
Shares redeemed	(113,764,940)	(657,819,683)	(122,304,301)	(647,088,392)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	81,548,921	$477,306,027	45,799,538	$239,210,187

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	25,943,976	$146,781,587	33,657,206	$174,081,420
Shares issued to shareholders in payment of distributions declared	11,718,063	61,988,556	10,430,358	52,151,884
Shares redeemed	(41,315,930)	(232,198,795)	(37,327,135)	(194,340,651)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,653,891)	$(23,428,652)	6,760,429	$31,892,653

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	42,213,562	$238,191,783	42,578,747	$220,727,895
Shares issued to shareholders in payment of distributions declared	6,356,907	33,691,655	4,843,556	24,219,297
Shares redeemed	(27,305,399)	(153,223,685)	(23,397,117)	(121,440,701)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	21,265,070	$118,659,753	24,025,186	$123,506,491

Year Ended October 31	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	54,033,107	$315,043,976	45,765,706	$241,923,337
Shares issued to shareholders in payment of distributions declared	41,415,335	224,885,391	38,741,249	197,580,421
Shares redeemed	(82,340,837)	(474,738,606)	(77,226,078)	(410,253,985)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	13,107,605	$65,190,761	7,280,877	$29,249,773
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	112,267,705	$637,727,889	83,866,030	$423,859,104

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership adjustments, net operating loss, reclass of foreign capital gains tax and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$55,054	$84,048,897	$(84,103,951)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income1	$ 112,752	$ 8,730
Long-term capital gains	$473,222,962	$397,094,469

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$87,724,523
Undistributed long-term capital gain	$1,047,381,791
Net unrealized appreciation	$2,180,441,564
Other temporary adjustments	$(11,900,214)
Capital loss carryforward	$(23,335,695)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership investments, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At October 31, 2006, the cost of investments for federal tax purposes was $8,898,098,457. The net unrealized appreciation of investments excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and unrealized depreciation from written options for federal tax purposes was $2,180,681,102. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,486,384,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $305,703,778.

At October 31, 2006, the Fund had a capital loss carryforward of $23,335,695 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

As a result of a tax-free transfer of assets from Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $7,778,565 to offset taxable capital gains realized during the year ended October 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. For the year ended October 31, 2006, the Adviser voluntarily waived $12,687,085 and reimbursed $611,524 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2006, the Sub-Adviser earned a sub-adviser fee of $104,002,389.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the year ended October 31, 2006, FSC voluntarily waived $14,702,066 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $12,948,193 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2006, FSC retained $448,146 in sales charges from the sale of Class A Shares. FSC also retained $6,528 of contingent deferred sales charges relating to redemptions of Class A Shares and $15,357 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2006, redemption fees of $494,990 were allocated to cover the cost of redemptions.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended October 31, 2006, FSSC voluntarily reimbursed $355,459 of shareholder services fees. For the year ended October 31, 2006, FSSC received $4,570,327 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2006, the Fund had total commitments to limited partnerships and limited liability companies of $35,173,400; of this amount $26,285,747 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $8,887,653.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are companies in which the Fund has ownership of at least 5% of the voting shares or other mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended October 31, 2006, were as follows:

	Affiliates	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2006	Value	Dividend Income
	Accelrys, Inc.	--	1,927,000	--	1,927,000	$ 12,140,100	$ --
	Alleghany Corp., Conv. Pfd.	--	173,200	--	173,200	51,562,679	600,225
1	Anadys Pharmaceuticals, Inc.	--	2,000,000		2,000,000	6,820,000	--
1	Auxilium Pharmaceutical, Inc.	649,000	1,424,628	--	2,073,628	26,127,713	--
1	Avigen, Inc.	3,000,000	--	--	3,000,000	15,210,000	--
1	Central European Media Enterprises Ltd., Class A	2,000,000	--	28,300	1,971,700	145,550,894	--
1	Chindex International, Inc.	555,000	--	--	555,000	7,198,350	--
1	Chindex International, Inc., Warrants 3/31/2009	111,000	--	--	111,000	731,290	--
1,2	Conceptus, Inc.	600,000	--	--	600,000	11,892,000	--
1	Conceptus, Inc.	3,634,700	--	--	3,634,700	72,039,754	--
2	Conceptus, Inc.	714,286	--	--	714,286	14,157,149	--
1	CoStar Group, Inc.	744,500	455,500	--	1,200,000	56,820,000	--
1	Cubist Pharmaceuticals, Inc.	3,000,000	1,000,000	--	4,000,000	89,080,000	--
1	Cytokinetics, Inc.	--	4,763,500	--	4,763,500	34,725,915	--
1	Dresser-Rand Group, Inc.	--	5,323,000	98,000	5,225,000	113,330,250	--
1	Dyax Corp.	4,587,300	1,412,700	--	6,000,000	18,120,000	--
1	Dynavax Technologies Corp.	5,204,200	1,795,800	--	7,000,000	43,190,000	--
1	Eagle Test Systems, Inc.	--	1,157,700	--	1,157,700	20,375,520	--
1	eCollege.com	1,500,000	150,800	82,400	1,568,400	27,133,320	--
1,2	Endologix, Inc.	2,312,250	1,673,700	--	3,985,950	16,023,519	--
1	GTX, Inc.	1,979,000	--	--	1,979,000	22,026,270	--
1	Illumina, Inc.	2,478,200	1,413,600	1,000,000	2,891,800	127,123,528	--
	Affiliates	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2006	Value	Dividend Income
1	Infocrossing, Inc.	1,133,900	--	--	1,133,900	$ 14,321,157	$ --
1	Infocrossing, Inc., Warrants 10/21/2008	356,234	--	--	356,234	2,030,080	--
1	Innovative Solutions and Support, Inc.	--	1,000,000	--	1,000,000	15,940,000	--
1	Isis Pharmaceuticals, Inc.	4,000,000	--	191,800	3,808,200	32,674,356	--
1	James River Group, Inc.	541,600	277,300	--	818,900	24,550,622	--
1	Komag, Inc.	1,300,000	876,064	--	2,176,064	83,234,448	--
1	Kosan Biosciences, Inc.	1,193,800	1,556,200	--	2,750,000	10,807,500	--
1	Magma Design Automation	4,680,000	--	--	4,680,000	43,570,800	--
1	Monogram Biosciences, Inc.	--	23,198,600	--	23,198,600	42,221,452	--
1	NuCo2, Inc.	1,265,600	--	--	1,265,600	35,411,488	--
1	NxStage Medical, Inc.	1,735,300	464,700	--	2,200,000	16,126,000	--
1,2	Online Resources Corp.	1,787,500	8,000	199,100	1,596,400	16,698,344	--
1	Online Resources Corp.	530,000	--	--	530,000	5,543,800	--
1	Pharmacyclics, Inc.	2,556,800	100,000	--	2,656,800	14,320,152	--
1	PowerDsine Ltd.	1,191,600	--	--	1,191,600	12,940,776	--
1	TNS, Inc.	1,100,000	518,600	95,400	1,523,200	25,163,264	--
1	Vical, Inc.	1,858,600	--	--	1,858,600	11,876,454	--
1	World Heart Corp., Warrants 9/22/2008	1,410,138	--	--	1,410,138	298,397	--
	TOTAL OF AFFILIATED TRANSACTIONS	59,710,508	52,670,592	1,695,000	110,686,100	$1,339,107,341	$600,225

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$5,267,858,024
Sales	$5,600,210,586

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2006, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	65.4%
India	7.8%
Bermuda	5.3%
United Kingdom	1.6%
Japan	1.4%
Switzerland	1.2%
Cayman Islands	1.0%
Germany, Federal Republic of	1.0%
Mexico	0.9%
Australia	0.8%
Ireland	0.6%
Netherlands	0.6%
Canada	0.5%
Republic of Korea	0.5%
Belgium	0.4%
Hong Kong	0.4%
Brazil	0.3%
China	0.3%
Singapore	0.3%
Israel	0.2%
Italy	0.2%
France	0.1%
Thailand	0.1%
Taiwan, Province of China	0.1%
Austria	0.0%1
Indonesia	0.0%1

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2006, the amount of long-term capital gains designated by the Fund was $473,222,962.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Fund (the "Fund") (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund, a portfolio of Federated Equity Funds at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26396 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.52		$5.11		$4.90		$3.54		$4.23
Income From Investment Operations:
Net investment income (loss)	(0.06	) [1]	(0.05	) [1]	(0.06	) [1]	(0.06	) [1]	(0.05	) [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.95		0.75		0.31		1.42		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.89		0.70		0.25		1.36		(0.33)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.33)		(0.29)		(0.04)		--		(0.36)
Net Asset Value, End of Period	$6.08		$5.52		$5.11		$4.90		$3.54
Total Return [2]	16.85%		14.25%		5.24	% [3]	38.42%		(8.92)%

Ratios to Average Net Assets:
Net expenses	1.95%		1.95%		1.95%		1.95%		1.95%
Net investment income (loss)	(0.99)%		(1.01)%		(1.29)%		(1.46)%		(1.25)%
Expense waiver/reimbursement [4]	0.46%		0.45%		0.47%		0.52%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,330,877		$3,856,427		$3,534,720		$3,494,765		$2,603,263
Portfolio turnover	64%		71%		73%		72%		65%
Redemption fees consisted of the following per share amounts	$0.00	[5]	$0.00	[5]	$0.00	[5]	$0.00	[5]	$0.00	[5]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

5 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$988.60	$9.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.38	$9.91

1 Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The Federated Kaufmann Fund's Class K shares produced a total return of 16.85%, based on the net asset value for the reporting period ended October 31, 2006. The fund's benchmark, the Russell Mid Cap Growth Index 1 had a total return of 14.51% for the reporting period and the Lipper Mid-Cap Growth Index 2 and the Lipper Mid-Cap Growth Funds Average 3 had total returns of 13.14% and 11.52%, respectively.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the reporting period with a temporary downturn that occurred during the months of May-August. Subsequently the market recovered and ended the fiscal year strongly. Economic indicators highlighted a slowing economy during the second half of the period. Energy prices also pulled back from their all time highs based upon this economic weakness. The Fed halted its interest rate increases awaiting further economic data. Generally, small and mid-sized companies continued to report strong operating earnings growth during the period. The market seemed to take strong earnings reports and a pause in interest rate hikes as positive news and rewarded shareholders with solid gains during the fiscal year.

FUND PERFORMANCE

The Federated Kaufmann Fund's performance is driven primarily by bottom-up stock selection. Seven of our top ten contributing companies across multiple sectors each returned over 60% during the reporting period. Specifically, CB Richard Ellis Services 84%, Memc Electronic Materials 98%, Illumina, Inc. 182%, Mastercard 61%, Conceptus, Inc. 93%, Bharti Airtel 65%, and Time Warner Telecom, Inc. 138% all contributed strongly to performance. In addition, Central European Media Enterprises Ltd. 59%, Inamed 28%, and Petsmart, Inc. 23% were also amongst our top ten contributing companies.

1 Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

2 Lipper Mid-Cap Growth Index is the composite performance of the largest mid-cap growth mutual funds, as categorized by Lipper, Inc. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

Four of our laggard companies were in the Health Care sector, Neurocrine Bioscience, Inc. (78%), Anadys Pharmaceuticals (75%), Threshold Pharmaceuticals, Inc. (70%), and United Surgical Partners International, Inc. (31%), detracting from performance. Additional laggards included SFCG Co. (22%), NAVTEQ Corp. (15%), Autodesk, Inc. (20%), Simpson Manufacturing Co., Inc. (27%), and Dresser-Rand Group (12%). While it is interesting to know how specific stocks performed during the reporting period the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposure that results from our bottom-up investment process may provide some additional insight into the relative performance of the fund. Our significant overweight in Financials relative to the benchmark benefited performance. The fund's performance was negatively impacted by the fund's cash position which averaged between 5% and 10% during the reporting period.

FEDERATED KAUFMANN FUND - CLASS K SHARES

The following tables show the Fund's rankings and total returns as compared with its Lipper peer group and benchmark as of October 31, 2006.

Lipper Ranking Based on Total Returns [2]	1-Year	2-Years	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund--Class K Shares	77	109	135	34	16	1
Total Number of Mid-Cap Growth Funds	610	529	480	376	140	47

Average Annual Total Returns for the Period Ended 10/31/2006

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund--Class K Shares [3]	(1.34)%	16.62%	11.92%	12.07%	10.56%	14.06%
RMGI [4]	(0.58)%	14.51%	13.02%	10.62%	8.73%	10.60%
LMCGI [4]	(3.46)%	13.14%	11.11%	7.83%	6.62%	9.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 0.20% redemption fee. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 Lipper rankings are based on total return and do not take sales charges into account.

3 Total returns reflect the 0.20% redemption fee.

4 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	25.1%
Financials	18.3%
Information Technology	16.3%
Industrials	12.9%
Consumer Discretionary	8.1%
Telecommunication Services	2.9%
Consumer Staples	2.3%
Energy	1.9%
Materials	1.6%
Utilities	1.6%
Options [2]	0.0%
Securities Lending Collateral [3]	19.0%
Cash Equivalents [4]	8.9%
Other Assets and Liabilities--Net [5]	(18.9)%
TOTAL	100.0%

1 Except for Options, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities--Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Represents less than 0.01%.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares or Units Held			Value
		COMMON STOCKS--89.6%
		Consumer Discretionary--8.1%
166,700		Bajaj Auto Ltd.	$10,185,063
900,000	[1,2]	Bed Bath & Beyond, Inc.	36,261,000
4,638,000		Bharat Forge Ltd.	37,079,280
1,971,700	[1,2,3]	Central European Media Enterprises Ltd., Class A	145,550,894
38,700		Cheil Communications, Inc.	8,522,420
342,300	[1,2]	Chipotle Mexican Grill, Inc.	20,503,770
1,200,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Class A	29,460,000
2,938,500	[1]	Clear Media Ltd.	4,118,404
3,672,400	[1]	Consorcio ARA SA	20,846,314
8,310,900		Debenhams PLC	29,804,480
398,600	[1,2]	Dick's Sporting Goods, Inc.	19,834,336
1,259,800	[1]	Educate, Inc.	9,637,470
101,156		Hollywood Media Corp., Warrants 5/22/2007	179,967
1,000,000	[1,4,5]	Hydrogen Corp.	4,900,000
250,000	[1]	Hydrogen Corp., Warrants	58,022
800,000	[1,2]	Kohl's Corp.	56,480,000
800,000	[1,2]	Lamar Advertising Co.	46,144,000
700,000	[1]	Lodgenet Entertainment	16,100,000
502,900	[1]	Maruti Udyog Ltd.	10,843,677
3,562,800	[1]	Next Media Ltd.	1,901,150
1,100,000		Orient-Express Hotel Ltd.	43,395,000
3,900,000	[2]	PetSmart, Inc.	112,242,000
3,537,200	[1,4,5]	Piaggio & C. SpA	14,356,197
712,200	[1,2,4,5]	Submarino SA	25,183,392
1,284,700	[1,2]	Syntax-Brillian Corp.	8,157,845
673,100		USS Co. Ltd.	42,703,621
		TOTAL	754,448,302
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Staples--2.3%
1,420,000	[1]	Dean Foods Co.	$59,483,800
4,735,950		Hindustan Lever Ltd.	24,852,431
2,500,000		Loews Corp.	97,300,000
454,000		Whole Foods Market, Inc.	28,983,360
		TOTAL	210,619,591
		Energy--1.9%
1,000,000	[1]	Complete Production Services, Inc.	19,290,000
5,225,000	[1,2,3]	Dresser-Rand Group, Inc.	113,330,250
84,100	[1]	Horizon Offshore, Inc.	1,451,566
1,247,405		Reliance Industries Ltd.	33,934,513
311,400		Woodside Petroleum Ltd.	9,054,527
		TOTAL	177,060,856
		Financials--17.6%
2,742,583		3i Group	50,223,463
2,490,300		Advance America Cash Advance, Inc.	37,329,597
79,400	[1]	Alleghany Corp.	24,276,550
1	[4]	Apollo Investment Fund V	8,117,929
1,300,000		Axis Capital Holdings Ltd.	42,705,000
1,500,000	[2]	Brookfield Asset Management, Inc., Class A	66,810,000
10,000,000	[1]	CB Richard Ellis Services, Inc.	300,300,000
1,000,000		Calamos Asset Management, Inc.	29,220,000
550,000	[2]	Capital One Financial Corp.	43,631,500
1	[4]	Denovo Ventures I LP	4,952,953
1	[1,4]	FA Private Equity Fund IV LP	485,088
99,000	[1]	Gagfah SA	2,873,283
1	[4]	Greenfield Technology Venture Fund	11,215
2,781,700		Housing Development Finance Corp. Ltd.	90,555,053
4,855,600		ICICI Bank Ltd.	83,525,378
791,300		ICICI Bank Ltd., ADR	27,814,195
2,180,000	[2]	IPC Holdings Ltd.	65,487,200
1	[4]	Incuvest LLC	0
31,643,300	[1]	Industrial & Commercial Bank of China	14,159,168
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
1	[1,4]	Infrastructure Fund	$102,740
1	[4]	Internet.com Corp.	0
818,900	[1,3]	James River Group, Inc.	24,550,622
700,000		Korea Investment Holdings Co. Ltd.	33,430,618
2,850,000	[1,2]	Labranche & Co., Inc.	25,279,500
1	[4]	Latin Healthcare Fund	10,389,596
121,800	[1,2]	Markel Corp.	48,659,100
500,000	[2]	Morgan Stanley	38,215,000
1,750,000	[1]	Move, Inc.	8,365,000
2,500,000	[2]	Nuveen Investments, Class A	123,250,000
500,000		OptionsXpress Holdings, Inc.	15,540,000
1	[1,4]	Peachtree Leadscope LLC	300,000
1	[4]	Peachtree Leadscope LLC	0
1	[4]	Peachtree Open Networks	0
1	[4]	Peachtree Velquest	0
1	[4]	Peachtree/CB Partners	0
500,000	[1]	Penson Worldwide, Inc.	12,160,000
2,100,000	[1,2]	Philadelphia Consolidated Holding Corp.	82,152,000
1,780,800	[1]	RHJ International	33,524,310
1	[4]	Rocket Ventures II	0
198,000		SFCG Co. Ltd.	36,618,700
1,000,000		SLM Corp.	48,680,000
9,309,800		Shinsei Bank Ltd.	53,731,050
118,300,000	[1]	Thai Military Bank	11,382,596
1,312,500		Unitech Ltd.	11,425,716
133,000		White Mountains Insurance Group, Inc.	75,510,750
1,345,000		Willis Group Holdings Ltd.	51,150,350
6,608,000	[1,4,5]	Yanlord Land Group Ltd.	6,154,676
		TOTAL	1,643,049,896
		Health Care--24.8%
1,000,000	[1,2]	Abiomed, Inc.	14,200,000
1,927,000	[1,3]	Accelrys, Inc.	12,140,100
91,400	[1]	Adeza Biomedical Corp.	1,274,116
200,000	[1,2]	Align Technology, Inc.	2,772,000
2,400,000	[1,2]	Alkermes, Inc.	40,320,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
1,724,396	[2]	Allergan, Inc.	$199,167,738
888,600	[1,2]	Alnylam Pharmaceuticals, Inc.	17,523,192
500,000	[1,2]	Altus Pharmaceuticals, Inc.	8,240,000
250,000	[1,2]	Amylin Pharmaceuticals, Inc.	10,990,000
2,000,000	[1,3]	Anadys Pharmaceuticals, Inc.	6,820,000
485,200	[1]	Anika Therapeutics, Inc.	6,157,188
650,000	[1,4]	Aradigm Corp., Warrants 12/17/2006	0
434,259	[1]	Ardais Corp., Warrants 1/1/2005	0
434,259	[1,4]	Ardais Corp., Warrants 4/14/2009	0
1,200,000	[1,2]	Arena Pharmaceuticals, Inc.	18,300,000
360,300	[1]	Arthrocare Corp.	14,559,723
500,000	[1]	Aspect Medical Systems, Inc.	8,935,000
2,073,628	[1,2,3]	Auxilium Pharmaceutical, Inc.	26,127,713
168,500		Aventis Pharma Ltd.	5,781,312
3,000,000	[1,2,3]	Avigen, Inc.	15,210,000
558,660	[1,4]	Avigen, Inc.	2,832,406
2,375,000	[1]	BioMarin Pharmaceutical, Inc.	38,071,250
1,031,600	[1]	Bioenvision, Inc.	5,302,424
674,300	[1,2]	CV Therapeutics, Inc.	8,732,185
9,900	[1]	Cepheid, Inc.	81,279
555,000	[1,3]	Chindex International, Inc.	7,198,350
111,000	[1,3]	Chindex International, Inc., Warrants 3/31/2009	731,290
4,073,900		Cipla Ltd.	23,685,255
2,413,250	[1,4,5]	Cipla Ltd., GDR	14,020,982
347,492	[4]	CompBenefits Corp.	0
600,000	[1,3,4,5]	Conceptus, Inc.	11,892,000
714,286	[3,4]	Conceptus, Inc.	14,157,149
625,000	[4]	Conceptus, Inc.	12,387,500
3,634,700	[1,2,3]	Conceptus, Inc.	72,039,754
500,000	[1,4]	Cortek, Inc.	0
4,000,000	[1,2,3]	Cubist Pharmaceuticals, Inc.	89,080,000
2,142,857	[1]	Cyclacel Pharmaceuticals, Inc.	12,171,428
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013	4,240,928
100,000	[1]	Cypress Biosciences, Inc.	788,000
4,763,500	[1,3]	Cytokinetics, Inc.	34,725,915
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
4,873,400	[1]	Cytyc Corp.	$128,755,228
500,000	[1]	Digene Corp.	23,215,000
489,500	[1,2]	Durect Corp.	2,276,175
6,000,000	[1,3]	Dyax Corp.	18,120,000
7,000,000	[1,2,3]	Dynavax Technologies Corp.	43,190,000
4,134,800	[1,2]	Endo Pharmaceuticals Holdings, Inc.	118,007,192
600,000	[1]	Endologix, Inc.	2,412,000
3,985,950	[1,2,3,4]	Endologix, Inc.	16,023,519
1,250,000	[1,4]	Endologix, Inc.	5,025,000
3,555,556	[1]	Endologix, Inc.	14,293,335
49,400	[1,2]	Favrille, Inc.	217,854
1,317,490	[1]	Favrille, Inc.	5,810,131
461,121	[1]	Favrille, Inc., Warrants 3/7/2011	1,161,972
100,000	[1,2]	Foxhollow Technologies, Inc.	3,501,000
1,979,000	[1,2,3]	GTX, Inc.	22,026,270
351,500	[2]	GlaxoSmithKline PLC, ADR	18,717,375
302,400		GlaxoSmithkline Pharmaceuticals Ltd.	7,749,714
2,891,800	[1,2,3]	Illumina, Inc.	127,123,528
860,000	[1,2]	Immunicon Corp.	3,698,000
2,329,800	[1]	Incyte Genomics, Inc.	11,089,848
33,900	[1]	Intercell AG	666,305
300,000	[1,4]	Inverness Medical Innovations, Inc.	11,307,000
4,705,882	[1,4]	Isis Pharmaceuticals, Inc.	40,376,468
3,808,200	[1,2,3]	Isis Pharmaceuticals, Inc.	32,674,356
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	6,377,974
415,800	[1]	Jerini AG	1,804,330
777,500	[1,2]	Kos Pharmaceuticals, Inc.	38,680,625
2,750,000	[1,3]	Kosan Biosciences, Inc.	10,807,500
1,100,000	[1,2]	Kyphon, Inc.	43,450,000
750,000	[1]	Labopharm, Inc.	3,825,000
1,732,500	[1,2]	Medarex, Inc.	22,383,900
1,750,000	[1]	Medicines Co.	45,430,000
99,200		Meridian Bioscience, Inc.	2,286,560
2,559,000	[1]	Metabasis Therapeutics, Inc.	18,220,080
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
1,000,000	[1]	Metabasis Therapeutics, Inc.	$7,120,000
895,650	[1,4]	Metabasis Therapeutics, Inc., Warrants 9/30/2010	3,486,813
1,224,500	[1,2]	Momenta Pharmaceuticals, Inc.	18,245,050
23,198,600	[1,3]	Monogram Biosciences, Inc.	42,221,452
223,300	[1]	NMT Medical, Inc.	3,552,703
3,000,000	[1,2]	Nektar Therapeutics	43,290,000
723,800	[1]	Neurochem, Inc.	11,703,846
1,868,900	[1,2]	Neurocrine Biosciences, Inc.	21,585,795
500,000	[1,2]	Neurometrix, Inc.	8,145,000
488,000	[1,2]	Nighthawk Radiology Holdings, Inc.	9,930,800
849,500	[1,2]	Northfield Laboratories, Inc.	11,417,280
310,200		Novartis AG, ADR	18,838,446
2,200,000	[1,3]	NxStage Medical, Inc.	16,126,000
1,000,000	[1]	OSI Pharmaceuticals, Inc.	38,280,000
200,000	[1,2]	Patterson Cos., Inc.	6,570,000
890,600	[1]	Pharmacopeia Drug Discovery, Inc.	3,909,734
222,650	[1]	Pharmacopeia Drug Discovery, Inc., Warrants 4/19/2011	446,476
2,656,800	[1,2,3]	Pharmacyclics, Inc.	14,320,152
500,000	[1]	Pharmion Corp.	12,225,000
1,456,496	[1,2]	Point Therapeutics, Inc.	2,082,789
1,217,200	[1,2]	Progenics Pharmaceuticals, Inc.	31,793,264
336,600	[1]	Psychiatric Solutions, Inc.	11,175,120
715,000	[1]	Regeneron Pharmaceuticals, Inc.	14,335,750
100,000	[1]	ResMed, Inc.	4,399,000
436,687	[1]	Rita Medical Systems, Inc.	1,572,073
458,965	[1]	Sanarus Medical, Inc.	0
100,000	[1]	Sangamo BioSciences, Inc.	561,000
535,800	[1,2]	Sepracor, Inc.	27,733,008
500,000	[1,2]	Solexa, Inc.	5,120,000
700,000	[1,2]	Somaxon Pharmaceuticals, Inc.	10,178,000
1,015,400	[1]	Sonus Pharmaceuticals, Inc.	5,737,010
274	[1]	Soteira, Inc.	274
1,000,000	[1,2]	Staar Surgical Co.	8,320,000
643,700	[1,2]	Stereotaxis, Inc.	7,711,526
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
500,000		Sun Pharmaceutical Industries Ltd.	$10,071,064
849,000	[1]	Systems Xcellence, Inc.	13,949,070
500,000	[1,2]	Telik, Inc.	9,475,000
108,800	[1]	Theravance, Inc.	3,422,848
1,731,600	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	5,766,228
1,362,000	[1]	United Surgical Partners International, Inc.	33,804,840
700,000		UnitedHealth Group, Inc.	34,146,000
300,000	[1]	VCA Antech, Inc.	9,711,000
1,858,600	[1,3]	Vical, Inc.	11,876,454
10,081,300	[1]	Warner Chilcott Ltd., Class A	133,073,160
309,939	[1,2]	WebMD Health Corp., Class A	11,300,376
1,410,138	[1,3]	World Heart Corp., Warrants 9/22/2008	298,397
		TOTAL	2,310,387,214
		Industrials--12.9%
649,800		Asea Brown Boveri Ltd.	51,689,620
1,294,700		Bharat Heavy Electricals Ltd.	69,450,319
200,000	[2]	C.H. Robinson Worldwide, Inc.	8,348,000
1,200,000	[1,2,3]	CoStar Group, Inc.	56,820,000
1,300,000		Con-way, Inc.	61,321,000
800,000	[1]	Copart, Inc.	23,144,000
105,400		DRS Technologies, Inc.	4,660,788
279,400	[1]	Dyncorp International, Inc., Class A	2,933,700
1,500,000	[2]	Expeditors International Washington, Inc.	71,115,000
1,000,000		FedEx Corp.	114,540,000
200,000	[2]	Fluor Corp.	15,686,000
1,234,400		Forward Air Corp.	40,080,968
491,600	[1,2]	Houston Wire & Cable Co.	10,397,340
1,258,700	[1]	IHS, Inc., Class A	43,513,259
1,000,000	[1,3]	Innovative Solutions and Support, Inc.	15,940,000
1,105,400	[1]	Interline Brands, Inc.	26,463,276
283,100	[1]	K&F Industries Holdings, Inc.	5,503,464
257,000	[1]	Kansas City Southern Industries, Inc.	7,296,230
1,371,045		Kuehne & Nagel International AG	94,228,003
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--continued
1,000,000	[2]	Landstar System, Inc.	$46,440,000
505		Max India Ltd.	10,540
3,204,000	[1,4,5]	Nagarjuna Construction Co. Ltd., GDR	12,463,560
1,265,600	[1,3]	NuCo2, Inc.	35,411,488
300,000		Pacer International, Inc.	9,207,000
4,460,400		Rinker Group Ltd.	64,070,029
845,000	[1,2]	Ryanair Holdings PLC, ADR	56,462,900
783,400	[2]	Ryder System, Inc.	41,246,010
2,087,700	[1]	SAIC, Inc.	41,754,000
1,000,000	[2]	Simpson Manufacturing Co., Inc.	28,390,000
1,500,000		TNT NV	57,739,801
1,017,800	[1]	TransDigm Group, Inc.	24,447,556
800,000	[2]	United Parcel Service, Inc.	60,280,000
43,700		Ushio Inc.	909,833
		TOTAL	1,201,963,684
		Information Technology--15.9%
1,000,000	[1,2]	Access Integrated Technology, Inc., Class A	10,640,000
15,100	[1]	Actions Semiconductor Co. Ltd., ADR	125,179
600,000	[1]	Amdocs Ltd.	23,256,000
1,555,600	[1,2]	Anadigics, Inc.	12,569,248
2,000,000	[1,2]	Autodesk, Inc.	73,500,000
850,000	[1]	Blackboard, Inc.	23,553,500
2,124,400	[1]	CSR PLC	30,676,642
156,700	[1]	Cirrus Logic, Inc.	1,106,302
375,000	[1]	Cognos, Inc.	13,680,000
2,400,000	[1]	Comverse Technology, Inc.	52,248,000
900,000	[1,2]	DST Systems, Inc.	55,611,000
352,323	[1,4]	Decision Management International, Inc.	0
1,157,700	[1,3]	Eagle Test Systems, Inc.	20,375,520
500,000	[1,2]	eBay, Inc.	16,065,000
1,568,400	[1,2,3]	eCollege.com	27,133,320
1,000,000	[1]	Entegris, Inc.	11,210,000
1,059,322	[4]	Expand Networks Ltd.	105,932
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
2,546,500	[1]	Himax Technologies, Inc., ADR	$16,221,205
2,331,500	[1]	Hyperion Solutions Corp.	87,198,100
1,133,900	[1,2,3]	Infocrossing, Inc.	14,321,157
356,234	[1,3]	Infocrossing, Inc., Warrants 10/21/2008	2,030,080
400,000	[1,2]	Iron Mountain, Inc.	17,348,000
901,000	[1,2]	Jupitermedia Corp.	7,919,790
2,176,064	[1,3]	Komag, Inc.	83,234,448
622,700	[1,2]	LeCroy Corp.	7,715,253
5,189,000	[1,2]	MEMC Electronic Materials, Inc.	184,209,500
4,680,000	[1,3]	Magma Design Automation	43,570,800
2,050,000	[1,2]	Mastercard, Inc.	151,905,000
2,500,000	[1,2]	Microsemi Corp.	49,000,000
360,700	[1]	NAVTEQ Corp.	11,975,240
2,598,600	[1]	NIC, Inc.	12,551,238
4,803,500	[1,2]	ON Semiconductor Corp.	29,877,770
1,596,400	[1,3]	Online Resources Corp.	16,698,344
530,000	[1,3,4,5]	Online Resources Corp.	5,543,800
50,500	[1]	Optium Corp.	1,022,625
1,191,600	[1,3]	PowerDsine Ltd.	12,940,776
2,919,700	[1]	Qimonda AG, ADR	40,729,815
1,750,000	[1]	Quest Software, Inc.	25,777,500
250,000		SAP AG	49,737,401
418,300	[1]	SI International, Inc.	13,870,828
2,048,400	[1,2]	Seagate Technology Holdings	46,252,872
1	[4]	Sensable Technologies, Inc.	200,559
3,751,199	[4]	Sensable Technologies, Inc.	0
2,576,800	[1,2]	Silicon Image, Inc.	30,483,544
3,740,800	[1,2]	Spansion, Inc.	53,343,808
69,500	[1,2]	Supertex, Inc.	3,086,495
1,523,200	[1,3]	TNS, Inc.	25,163,264
500,000	[1]	Tech Mahindra Ltd.	11,092,605
500,000	[1]	Ultratech, Inc.	7,145,000
1,800,000	[1,2]	ValueClick, Inc.	33,840,000
487,400	[1]	Xyratex Ltd.	10,167,164
		TOTAL	1,478,029,624
Shares or Units Held			Value
		COMMON STOCKS--continued
		Materials--1.6%
606,000		ACC Ltd.	$13,014,264
1,910,001	[2]	Cemex S.A. de C.V., ADR	58,713,421
19,910,000		China Metal International Ho	6,886,527
305,100	[1]	Frutarom	2,575,685
694,900		Frutarom, GDR	5,866,415
19,800,700	[1]	Lee & Man Paper Manufacturing Ltd.	40,226,696
20,269,900	[1]	Nine Dragons Paper Holdings Ltd.	25,802,604
		TOTAL	153,085,612
		Telecommunication Services--2.9%
11,505,700	[1]	Bharti Airtel Ltd.	135,395,746
165,911		Consolidated Communications Holdings, Inc.	3,052,762
832,176	[1]	NTELOS Holdings Corp.	11,675,429
272,100	[1]	Neuf Cegetel	8,213,199
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	731,200
18,102,250		Singapore Telecom Ltd.	30,813,825
790,100	[1]	Syniverse Holdings, Inc.	11,653,975
3,500,000	[1,2]	Time Warner Telecom, Inc.	69,790,000
		TOTAL	271,326,136
		Utilities--1.6%
3,711,600	[1]	China Resources Power Holdings Co. Ltd.	4,691,281
190,000		Consolidated Water Co.	5,327,600
1,000,000	[2]	Dominion Resources, Inc.	80,990,000
502,100		ITC Holdings Corp.	17,834,592
14,855,700		NTPC Ltd.	42,755,912
		TOTAL	151,599,385
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,143,154,425)	8,351,570,300
		PREFERRED STOCKS--1.0%
		Financials--0.7%
173,200	[3]	Alleghany Corp., Conv. Pfd.	51,562,679
297,600		Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC, $2.30 Annual Dividend	12,816,471
		TOTAL	64,379,150
Shares, Units Held or Principal Amount			Value
		PREFERRED STOCKS--continued
		Health Care--0.3%
686,009	[1,4,5]	Acadia Pharmaceuticals, Inc., Conv. Pfd.	$6,503,365
1,694,915	[4]	Ardais Corp., Conv. Pfd.	0
790,960	[4]	Ardais Corp., Conv. Pfd., Series C	0
3,985	[4]	CompBenefits Corp., Pfd.	2,521,624
446,816	[4]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[4]	Cortex, Inc., Pfd., Series D	0
126,065	[4]	Dexcom, Inc., Pfd.	1,109,372
2,747,253		Insulet Corp., Conv. Pfd.	9,010,990
1,058,043	[4]	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	[4]	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	[4]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
842,571		Soteira, Inc., Pfd.	842,571
		TOTAL	25,855,864
		Information Technology--0.0%
20,000		Marchex, Inc., Conv. Pfd., $11.88 Annual Dividend	3,610,000
679,348	[4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL	3,610,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $112,783,541)	93,845,014
		CORPORATE BONDS--0.4%
		Health Care--0.0%
$1	[4]	Ardais Corp., Conv. Bond, 8.00%, 12/31/2006	34,000
		Information Technology--0.4%
25,000,000	[4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	36,427,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,434,259)	36,461,750
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp., Conv. Bond, 12/31/2006 (IDENTIFIED COST $431,384)	34,000
		PURCHASED PUT OPTION--0.0%
77,500,000		State Street Bank & Trust Co., N.A. EURO PUT/USD CALL, Expiration Date 1/19/2007 (IDENTIFIED COST $519,250)	190,495
Principal Amount			Value
		REPURCHASE AGREEMENTS--27.9%
$883,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).	$883,000,000
882,695,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	882,695,000
600,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Goldman Sachs and Co. will repurchase U.S. Government Agency securities with various maturities to 9/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,821.	600,000,000
230,983,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	230,983,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	2,596,678,000
		TOTAL INVESTMENTS--118.9% (IDENTIFIED COST $8,879,000,859) [6]	11,078,779,559
		OTHER ASSETS AND LIABILITIES - NET--(18.9)%	(1,760,317,673)
		TOTAL NET ASSETS--100%	$9,318,461,886

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company. At October 31, 2006, these securities amounted to $1,339,107,341 which represents 14.4% of total net assets.

4 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $274,402,849, which represented 2.9% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $101,017,972, which represented 1.1% of total net assets.

6 The cost of investments for federal tax purposes amounts to $8,898,098,457.

Options Written

Security	Expiration Date	Exercise Price	Contracts	Value
State Street Bank & Trust Co., N.A. EURO PUT/USD CALL	January 2007	$1.2855	77,500,000	$761,515

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depository Receipt
EURO	--Euro Dollar
GDR	--Global Depository Receipt
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities	$8,482,101,559
Investments in repurchase agreements	2,596,678,000
Total investments in securities, at value including $1,339,107,341 of investments in affiliated issuers and $1,696,569,238 of securities loaned (identified cost $8,879,000,859)		$11,078,779,559
Cash		119,047
Cash denominated in foreign currencies (identified cost $3,605,702)		3,635,116
Income receivable		1,377,498
Receivable for investments sold		51,136,327
Receivable for shares sold		7,082,821
TOTAL ASSETS		11,142,130,368
Liabilities:
Payable for investments purchased	21,002,944
Payable for shares redeemed	14,121,959
Payable for collateral due to broker	1,765,695,000
Options written, at value (premium received $519,250)	761,515
Payable for distribution services fee (Note 5)	1,826,918
Payable for shareholder services fee (Note 5)	4,628,362
Accrued expenses	15,631,784
TOTAL LIABILITIES		1,823,668,482
Net assets for 1,543,688,825 shares outstanding		$9,318,461,886
Net Assets Consist of:
Paid-in capital		$6,038,149,917
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		2,199,539,162
Accumulated net realized gain on investments, options and foreign currency transactions		1,113,411,642
Accumulated net investment income (loss)		(32,638,835)
TOTAL NET ASSETS		$9,318,461,886

Statement of Assets and Liabilities-continued

October 31, 2006

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,884,118,475 ÷ 474,497,650 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share (100/94.50 of $6.08) [1]	$6.43
Redemption proceeds per share	$6.08
Class B Shares:
Net asset value per share ($1,184,964,033 ÷ 201,110,250 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share	$5.89
Redemption proceeds per share (94.50/100 of $5.89) [1]	$5.57
Class C Shares:
Net asset value per share ($918,501,896 ÷ 155,837,278 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share (100/99.00 of $5.89) [1]	$5.95
Redemption proceeds per share (99.00/100 of $5.89) [1]	$5.83
Class K Shares:
Net asset value per share ($4,330,877,482 ÷ 712,243,647 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share	$6.08
Redemption proceeds per share (99.80/100 of $6.08) [1]	$6.07

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Dividends (including $600,225 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,117,615)		$46,736,464
Interest (including income on securities loaned of $5,253,166)		38,862,316
TOTAL INCOME		85,598,780
Expenses:
Investment adviser fee (Note 5)	$126,336,866
Administrative personnel and services fee (Note 5)	7,056,212
Custodian fees	2,319,621
Transfer and dividend disbursing agent fees and expenses--Class A	3,214,709
Transfer and dividend disbursing agent fees and expenses--Class B	1,435,563
Transfer and dividend disbursing agent fees and expenses--Class C	1,027,432
Transfer and dividend disbursing agent fees and expenses--Class K	5,527,871
Directors'/Trustees' fees	61,921
Auditing fees	53,395
Legal fees	494
Portfolio accounting fees	224,406
Distribution services fee--Class A Shares (Note 5)	6,602,120
Distribution services fee--Class B Shares (Note 5)	8,874,344
Distribution services fee--Class C Shares (Note 5)	6,334,222
Distribution services fee--Class K Shares (Note 5)	20,985,441
Shareholder services fee--Class A Shares (Note 5)	6,456,630
Shareholder services fee--Class B Shares (Note 5)	2,958,115
Shareholder services fee--Class C Shares (Note 5)	2,110,874
Shareholder services fee--Class K Shares (Note 5)	9,757,686
Share registration costs	164,812
Printing and postage	1,263,332
Insurance premiums	51,486
Miscellaneous	84,197
TOTAL EXPENSES	212,901,749

Statement of Operations-continued

Year Ended October 31, 2006

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(13,298,609)
Waiver of administrative personnel and services fee	(300,515)
Waiver of distribution services fee--Class A Shares	(1,615,606)
Waiver of distribution services fee--Class C Shares	(176,470)
Waiver of distribution services fee--Class K Shares	(12,909,990)
Reimbursement of shareholder services fee--Class A Shares	(125,125)
Reimbursement of shareholder services fee--Class B Shares	(230,334)
TOTAL WAIVERS AND REIMBURSEMENTS		$(28,656,649)
Net expenses			$184,245,100
Net investment income (loss)			(98,646,320)
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $4,691,622 on sale of investments in affiliated users (Note 5) and foreign taxes withheld of $12,066,802)			1,224,417,228
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			178,803,741
Net realized and unrealized gain on investments, options and foreign currency transactions			1,403,220,969
Change in net assets resulting from operations			$1,304,574,649

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(98,646,320)	$(85,689,503)
Net realized gain on investments, options and foreign currency transactions	1,224,417,228	546,532,246
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	178,803,741	506,520,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,304,574,649	967,362,773
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(130,614,771)	(103,255,249)
Class B Shares	(67,354,418)	(58,193,906)
Class C Shares	(44,544,397)	(32,903,118)
Class K Shares	(230,822,128)	(202,750,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(473,335,714)	(397,103,199)
Share Transactions:
Proceeds from sale of shares	1,563,338,621	1,433,931,546
Proceeds from shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	157,595,010	--
Net asset value of shares issued to shareholders in payment of distributions declared	434,775,027	363,051,287
Cost of shares redeemed	(1,517,980,769)	(1,373,123,729)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	637,727,889	423,859,104
Change in net assets	1,468,966,824	994,118,678
Net Assets:
Beginning of period	7,849,495,062	6,855,376,384
End of period (including accumulated net investment income (loss) of $(32,638,835) and $(18,041,412), respectively)	$9,318,461,886	$7,849,495,062

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 24, 2006, the Fund received assets from Wayne Hummer Growth Fund, as a result of a tax-free reorganization, as follows:

Class A Shares of the Fund Issued	Wayne Hummer Growth Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Wayne Hummer Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
25,877,670	$157,595,010	$91,589,536	$9,245,245,708	$157,595,010	$9,402,840,718

1 Unrealized Appreciation is included in the Wayne Hummer Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K bear distribution services fees and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2006, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2006, the Fund had a realized loss of $1,346,920 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	58,000,000	$ 411,740
Contracts written	385,000,000	$ 2,490,205
Contracts expired	(288,500,000)	$(1,882,295)
Contracts bought back	(77,000,000)	$ (500,400)
Outstanding at 10/31/2006	77,500,000	$ 519,250

Written options outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,696,569,238	$1,765,695,000

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ 593,912
Aradigm Corp., Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Bond, 8.00%, 12/31/2006	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
Avigen, Inc.	5/10/2006	3,000,004
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	25,000,000
CompBenefits, Corp.	5/24/1995-7/12/2000	176,696
CompBenefits, Corp., Pfd.	5/24/1995-7/12/2000	4,090,205
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Cortek, Inc.	2/29/2000	--
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	--
Cortex, Inc., Pfd., Series D	6/18/2001	--
Decision Management International, Inc.	7/11/2005	--
Denovo Ventures I LP	3/9/2000	2,432,145
DexCom, Inc., Pfd.	12/30/2004	678,910
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003-5/31/2006	17,771,330
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	390,315
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	450,346
Internet.com Corp.	5/17/2000-7/28/2000	557,793
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/9/2006	$ 7,323,000
Isis Pharmaceuticals, Inc.	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	4,083,760
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,515,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	--
Sensable Technologies, Inc.	12/16/2003	401,118

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	148,403,150	$863,321,275	150,599,079	$797,198,894
Shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	25,877,670	157,595,010	--	--
Shares issued to shareholders in payment of distributions declared	21,033,041	114,209,425	17,504,760	89,099,685
Shares redeemed	(113,764,940)	(657,819,683)	(122,304,301)	(647,088,392)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	81,548,921	$477,306,027	45,799,538	$239,210,187

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	25,943,976	$146,781,587	33,657,206	$174,081,420
Shares issued to shareholders in payment of distributions declared	11,718,063	61,988,556	10,430,358	52,151,884
Shares redeemed	(41,315,930)	(232,198,795)	(37,327,135)	(194,340,651)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,653,891)	$(23,428,652)	6,760,429	$31,892,653

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	42,213,562	$238,191,783	42,578,747	$220,727,895
Shares issued to shareholders in payment of distributions declared	6,356,907	33,691,655	4,843,556	24,219,297
Shares redeemed	(27,305,399)	(153,223,685)	(23,397,117)	(121,440,701)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	21,265,070	$118,659,753	24,025,186	$123,506,491

Year Ended October 31	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	54,033,107	$315,043,976	45,765,706	$241,923,337
Shares issued to shareholders in payment of distributions declared	41,415,335	224,885,391	38,741,249	197,580,421
Shares redeemed	(82,340,837)	(474,738,606)	(77,226,078)	(410,253,985)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	13,107,605	$65,190,761	7,280,877	$29,249,773
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	112,267,705	$637,727,889	83,866,030	$423,859,104

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership adjustments, net operating loss, reclass of foreign capital gains tax and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$55,054	$84,048,897	$(84,103,951)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$ 112,752	$ 8,730
Long-term capital gains	$473,222,962	$397,094,469

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$87,724,523
Undistributed long-term capital gain	$1,047,381,791
Net unrealized appreciation	$2,180,441,564
Other temporary adjustments	$(11,900,214)
Capital loss carryforward	$(23,335,695)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At October 31, 2006, the cost of investments for federal tax purposes was $8,898,098,457. The net unrealized appreciation of investments excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and unrealized depreciation from written options for federal tax purposes was $2,180,681,102. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,486,384,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $305,703,778.

At October 31, 2006, the Fund had a capital loss carryforward of $23,335,695 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

As a result of a tax-free transfer of assets from Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $7,778,565 to offset taxable capital gains realized during the year ended October 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. For the year ended October 31, 2006, the Adviser voluntarily waived $12,687,085 and reimbursed $611,524 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2006, the Sub-Adviser earned a sub-adviser fee of $104,002,389.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the year ended October 31, 2006, FSC voluntarily waived $14,702,066 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $12,948,193 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2006, FSC retained $448,146 in sales charges from the sale of Class A Shares. FSC also retained $6,528 of contingent deferred sales charges relating to redemptions of Class A Shares and $15,357 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2006, redemption fees of $494,990 were allocated to cover the cost of redemptions.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended October 31, 2006, FSSC voluntarily reimbursed $355,459 of shareholder services fees. For the year ended October 31, 2006, FSSC received $4,570,327 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2006, the Fund had total commitments to limited partnerships and limited liability companies of $35,173,400; of this amount $26,285,747 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $8,887,653.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are companies in which the Fund has ownership of at least 5% of the voting shares or other mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended October 31, 2006, were as follows:

	Affiliates	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2006	Value	Dividend Income
	Accelrys, Inc.	--	1,927,000	--	1,927,000	$ 12,140,100	$ --
	Alleghany Corp., Conv. Pfd.	--	173,200	--	173,200	51,562,679	600,225
[1]	Anadys Pharmaceuticals, Inc.	--	2,000,000		2,000,000	6,820,000	--
[1]	Auxilium Pharmaceutical, Inc.	649,000	1,424,628	--	2,073,628	26,127,713	--
[1]	Avigen, Inc.	3,000,000	--	--	3,000,000	15,210,000	--
[1]	Central European Media Enterprises Ltd., Class A	2,000,000	--	28,300	1,971,700	145,550,894	--
[1]	Chindex International, Inc.	555,000	--	--	555,000	7,198,350	--
[1]	Chindex International, Inc., Warrants 3/31/2009	111,000	--	--	111,000	731,290	--
[1,2]	Conceptus, Inc.	600,000	--	--	600,000	11,892,000	--
[1]	Conceptus, Inc.	3,634,700	--	--	3,634,700	72,039,754	--
2	Conceptus, Inc.	714,286	--	--	714,286	14,157,149	--
[1]	CoStar Group, Inc.	744,500	455,500	--	1,200,000	56,820,000	--
[1]	Cubist Pharmaceuticals, Inc.	3,000,000	1,000,000	--	4,000,000	89,080,000	--
[1]	Cytokinetics, Inc.	--	4,763,500	--	4,763,500	34,725,915	--
[1]	Dresser-Rand Group, Inc.	--	5,323,000	98,000	5,225,000	113,330,250	--
[1]	Dyax Corp.	4,587,300	1,412,700	--	6,000,000	18,120,000	--
[1]	Dynavax Technologies Corp.	5,204,200	1,795,800	--	7,000,000	43,190,000	--
[1]	Eagle Test Systems, Inc.	--	1,157,700	--	1,157,700	20,375,520	--
[1]	eCollege.com	1,500,000	150,800	82,400	1,568,400	27,133,320	--
[1,2]	Endologix, Inc.	2,312,250	1,673,700	--	3,985,950	16,023,519	--
[1]	GTX, Inc.	1,979,000	--	--	1,979,000	22,026,270	--
[1]	Illumina, Inc.	2,478,200	1,413,600	1,000,000	2,891,800	127,123,528	--
	Affiliates	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2006	Value	Dividend Income
[1]	Infocrossing, Inc.	1,133,900	--	--	1,133,900	$ 14,321,157	$ --
[1]	Infocrossing, Inc., Warrants 10/21/2008	356,234	--	--	356,234	2,030,080	--
[1]	Innovative Solutions and Support, Inc.	--	1,000,000	--	1,000,000	15,940,000	--
[1]	Isis Pharmaceuticals, Inc.	4,000,000	--	191,800	3,808,200	32,674,356	--
[1]	James River Group, Inc.	541,600	277,300	--	818,900	24,550,622	--
[1]	Komag, Inc.	1,300,000	876,064	--	2,176,064	83,234,448	--
[1]	Kosan Biosciences, Inc.	1,193,800	1,556,200	--	2,750,000	10,807,500	--
[1]	Magma Design Automation	4,680,000	--	--	4,680,000	43,570,800	--
[1]	Monogram Biosciences, Inc.	--	23,198,600	--	23,198,600	42,221,452	--
[1]	NuCo2, Inc.	1,265,600	--	--	1,265,600	35,411,488	--
[1]	NxStage Medical, Inc.	1,735,300	464,700	--	2,200,000	16,126,000	--
[1,2]	Online Resources Corp.	1,787,500	8,000	199,100	1,596,400	16,698,344	--
[1]	Online Resources Corp.	530,000	--	--	530,000	5,543,800	--
[1]	Pharmacyclics, Inc.	2,556,800	100,000	--	2,656,800	14,320,152	--
[1]	PowerDsine Ltd.	1,191,600	--	--	1,191,600	12,940,776	--
[1]	TNS, Inc.	1,100,000	518,600	95,400	1,523,200	25,163,264	--
[1]	Vical, Inc.	1,858,600	--	--	1,858,600	11,876,454	--
[1]	World Heart Corp., Warrants 9/22/2008	1,410,138	--	--	1,410,138	298,397	--
	TOTAL OF AFFILIATED TRANSACTIONS	59,710,508	52,670,592	1,695,000	110,686,100	$1,339,107,341	$600,225

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$5,267,858,024
Sales	$5,600,210,586

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2006, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	65.4%
India	7.8%
Bermuda	5.3%
United Kingdom	1.6%
Japan	1.4%
Switzerland	1.2%
Cayman Islands	1.0%
Germany, Federal Republic of	1.0%
Mexico	0.9%
Australia	0.8%
Ireland	0.6%
Netherlands	0.6%
Canada	0.5%
Republic of Korea	0.5%
Belgium	0.4%
Hong Kong	0.4%
Brazil	0.3%
China	0.3%
Singapore	0.3%
Israel	0.2%
Italy	0.2%
France	0.1%
Thailand	0.1%
Taiwan, Province of China	0.1%
Austria	0.0%1
Indonesia	0.0%1

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2006, the amount of long-term capital gains designated by the Fund was $473,222,962.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Fund (the "Fund") (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund, a portfolio of Federated Equity Funds at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

26851 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

4TH ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,						Period Ended 10/31/2003 [1]
	2006		2005		2004
Net Asset Value, Beginning of Period	$20.60		$19.30		$17.07		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.33	) [2]	(0.35	) [2]	(0.31	) [2]	(0.21	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	4.51		2.76		2.79		7.28
TOTAL FROM INVESTMENT OPERATIONS	4.18		2.41		2.48		7.07
Less Distributions:
Distributions from net realized gain on investments	(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$24.45		$20.60		$19.30		$17.07
Total Return [3]	20.50%		12.79%		14.72%		70.70%

Ratios to Average Net Assets:
Net expenses	1.95%		1.95%		1.95%		1.95	% [4]
Net investment income (loss)	(1.39)%		(1.73)%		(1.72)%		(1.67	)% [4]
Expense waiver/reimbursement [5]	0.24%		0.28%		0.31%		0.85	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$724,411		$371,092		$216,310		$121,125
Portfolio turnover	51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,						Period Ended 10/31/2003 [1]
	2006		2005		2004
Net Asset Value, Beginning of Period	$20.33		$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.45	) [2]	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	4.44		2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	3.99		2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$23.99		$20.33		$19.16		$17.04
Total Return [3]	19.83%		12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50%		2.50%		2.50%		2.50	% [4]
Net investment income (loss)	(1.95)%		(2.28)%		(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.24%		0.23%		0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$159,357		$117,744		$87,938		$43,390
Portfolio turnover	51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,						Period Ended 10/31/2003 [1]
	2006		2005		2004
Net Asset Value, Beginning of Period	$20.33		$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.45	) [2]	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	4.44		2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	3.99		2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$23.99		$20.33		$19.16		$17.04
Total Return [3]	19.83%		12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50%		2.50%		2.50%		2.50	% [4]
Net investment income (loss)	(1.94)%		(2.28)%		(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.24%		0.23%		0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$259,215		$152,232		$100,873		$47,696
Portfolio turnover	51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$968.30	$ 9.67
Class B Shares	$1,000	$965.80	$12.39
Class C Shares	$1,000	$965.80	$12.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$ 9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Management's Discussion of Fund Performance

The Federated Kaufmann Small Cap Fund's Class A Shares, Class B Shares and Class C Shares produced total returns of 20.50%, 19.83% and 19.83%, respectively, based on the net asset value for the reporting period ended October 31, 2006. The fund's benchmark, the Russell 2000 Growth Index 1 had a total return of 17.07% for the reporting period and the Lipper Small Cap Growth Index 2 and the Lipper Small Cap Growth Funds Average 3 had total returns of 12.57% and 12.82%, respectively.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the reporting period with a temporary downturn that occurred during the months of May, June, July and August. Subsequently the market recovered and ended the fiscal year strongly. Economic indicators highlighted a slowing economy during the second half of the reporting period. Energy prices also pulled back from their all time highs based upon this economic weakness. The Federal Reserve Board halted its interest rate increases awaiting further economic data. Generally, small and mid-sized companies continued to report strong operating earnings growth during the reporting period. 4 The market seemed to take strong earnings reports and a pause in interest rate hikes as positive news and rewarded shareholders with solid gains during the fiscal year.

1 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made in an index.

2 The Lipper Small-Cap Growth Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value in the Lipper Small-Cap Growth Fund category.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

4 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

FUND PERFORMANCE

The Federated Kaufmann Small Cap Fund's performance is driven primarily by bottom-up stock selection. Six of our top ten contributing companies across multiple sectors each returned over 50% during the reporting period. Specifically Central European Media 59%, Abgenix, Inc. 116%, Memc Electronic Materials 98%, Dicks Sporting Goods 66%, Petco Animal Supplies 51% and Quality Distribution 96% all contributed strongly to performance. In addition, EGL Inc. 21%, Advance Auto Parts 15%, Ryder Systems, Inc. 35% and CSR PLC 13% were also amongst our top ten contributing companies.

The fund's performance was negatively impacted by our stock selection in the health care sector. For example, the following health care holdings detracted from the fund's performance: Point Therapeutics, Inc. (61%), Alexion Pharmaceuticals (32%), CV Therapeutics (48%), Neurocrine Bioscience (78%), Kosan Biosciences, Inc. (45%) and Warner Chilcott (12%). Additional laggards, in other sectors, included Jupitermedia (48%), Abx Air, Inc. (29%), Con-Way (16%) and Meritage Corp. (27%). While it is interesting to know how specific stocks performed during the period the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposure that results from our bottom-up investment process may provide some additional insight into the relative performance of the fund. The fund's performance was negatively impacted by our underweight in Energy and Materials sectors. We generally prefer companies that are growing profitably as a result of some proprietary product or service whereas Energy and Materials companies have been growing from a significant rise in commodity prices over the past several years.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class A Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2006, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	13.87%
Start of Performance (12/18/2002)	26.91%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The R2000G and the LSCGFA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class B Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2006, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	14.33%
Start of Performance (12/18/2002)	27.78%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The R2000G and the LSCGFA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class C Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2006, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	17.62%
Start of Performance (12/18/2002)	27.83%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge=$9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The R2000G and the LSCGFA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	22.8%
Information Technology	21.3%
Industrials	20.9%
Consumer Discretionary	17.4%
Financials	6.4%
Telecommunication Services	1.6%
Consumer Staples	1.3%
Materials	0.9%
Utilities	0.3%
Energy	0.2%
Cash Equivalents [2]	11.6%
Securities Lending Collateral [3]	9.3%
Other Assets and Liabilities--Net [4]	(14.0)%
TOTAL	100.0%

1 Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares			Value
		COMMON STOCKS--93.1%
		Consumer Discretionary--17.4%
104,100		Aaron Rents, Inc.	$2,590,008
479,300	[1]	Advance Auto Parts, Inc.	16,785,086
70,050		Applebee's International, Inc.	1,598,541
69,500		Arbitron, Inc.	2,919,000
178,000	[1,2]	Buffalo Wild Wings, Inc.	9,202,600
200,000	[1]	Carter's, Inc.	5,646,000
176,194	[1]	Celebrate Express, Inc.	2,302,856
570,300	[1]	Central European Media Enterprises Ltd., Class A	42,099,546
265,300	[2]	Charles & Colvard Ltd.	2,369,129
49,700	[2]	Chipotle Mexican Grill, Inc.	2,977,030
178,216	[1,2]	Citi Trends, Inc.	6,993,196
286,100	[1]	Clear Channel Outdoor Holdings, Inc., Class A	7,023,755
947,600	[1]	Consorcio ARA SA	5,379,035
45	[1,2]	Cost Plus, Inc.	538
73,300		Ctrip.com International Ltd., ADR	3,591,700
83,200	[1,2]	DSW, Inc., Class A	2,878,720
508,818	[1]	Dick's Sporting Goods, Inc.	25,318,784
168,126	[1]	Digital Music Group, Inc.	1,059,194
225,900	[1]	Educate, Inc.	1,728,135
48,700	[1,2]	Gmarket, Inc., ADR	808,420
105,100	[1]	Golfsmith International Holdings, Inc.	861,820
54,100	[1]	LJ International, Inc.	228,843
64,450	[1]	Lamar Advertising Co.	3,717,476
114,100	[1]	Life Time Fitness, Inc.	5,879,573
262,500	[1]	Lodgenet Entertainment	6,037,500
181,600	[1]	Meritage Corp.	8,313,648
31,800	[1]	New Oriental Education & Technology Group, Inc., ADR	766,380
101,306		Orient-Express Hotel Ltd.	3,996,522
219,300	[1]	PC Mall, Inc.	1,677,645
722,300	[1,3,4]	Piaggio & C. SpA	2,931,551
145,500	[1]	Rubios Restaurants, Inc.	1,338,600
158,300	[1]	Stamps.com, Inc.	2,540,715
98,400	[1,2,3,4]	Submarino SA	3,479,424
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
409,400	[1,2]	Texas Roadhouse, Inc.	$5,915,830
122,900	[2]	Volcom, Inc.	4,026,204
150,000		Wiley (John) & Sons, Inc., Class A	5,295,000
		TOTAL	200,278,004
		Consumer Staples--1.3%
521,700	[1,2]	American Oriental Bioengineering, Inc.	3,985,788
114,700	[1,2]	Bare Escentuals, Inc.	3,513,261
386,500		Lance, Inc.	7,544,480
		TOTAL	15,043,529
		Energy--0.2%
40,400	[1]	Complete Production Services, Inc.	779,316
9,200	[1]	Horizon Offshore, Inc.	158,792
71,400	[1]	Renesola Ltd.	296,233
289,400	[1,2]	Syntroleum Corp.	1,140,236
		TOTAL	2,374,577
		Financials--6.4%
367,500		Advance America Cash Advance, Inc.	5,508,825
57,858	[1]	Affiliated Managers Group	5,793,900
18,200	[1]	Alleghany Corp.	5,564,650
188,900	[1,2]	Cowen Group, Inc.	2,729,605
104,800		First Potomac Realty Trust	3,242,512
370,900	[1,2]	Great Wall Acquisition Corp.	2,013,987
219,100		ICICI Bank Ltd.	3,768,929
13,500		ICICI Bank Ltd., ADR	474,525
258,200		IPC Holdings Ltd.	7,756,328
3,730,700	[1]	Industrial & Commercial Bank of China	1,669,346
637,400	[1]	Move, Inc.	3,046,772
191,900		OptionsXpress Holdings, Inc.	5,964,252
18,900	[1]	Penson Worldwide, Inc.	459,648
99,700	[1]	Philadelphia Consolidated Holding Corp.	3,900,264
421,700	[1,2]	QC Holdings, Inc.	5,857,413
203,100	[1]	RHJ International	3,823,443
7,620		SFCG Co. Ltd.	1,409,265
246,800		Willis Group Holdings Ltd.	9,385,804
32,700	[1]	eHealth, Inc.	723,324
		TOTAL	73,092,792
Shares			Value
		COMMON STOCKS--continued
		Health Care--22.8%
232,400	[1]	A.D.A.M., Inc.	$1,719,760
58,100	[1,2]	Acadia Pharmaceuticals, Inc.	550,788
775,800	[1,2]	Acusphere, Inc.	2,629,962
253,000	[1,3,4]	Adaltis, Inc.	502,417
59,000	[1,3,4]	Adaltis, Inc.	117,164
28,100	[1]	Adeza Biomedical Corp.	391,714
28,300	[1]	Align Technology, Inc.	392,238
88,309		Allergan, Inc.	10,199,689
231,300	[1,2]	Alnylam Pharmaceuticals, Inc.	4,561,236
139,200	[1]	Altus Pharmaceuticals, Inc.	2,294,016
51,800	[1]	Arthrocare Corp.	2,093,238
449,600	[1,2]	Auxilium Pharmaceutical, Inc.	5,664,960
18,000	[1]	Avigen, Inc.	91,260
733,700	[1]	Bioenvision, Inc.	3,771,218
433,900	[1,2]	CV Therapeutics, Inc.	5,619,005
980,800	[1]	Ciphergen Biosystems, Inc.	1,049,456
1,200	[1]	Conceptus, Inc.	23,784
517,500	[1]	Cubist Pharmaceuticals, Inc.	11,524,725
193,680	[1]	Cytyc Corp.	5,117,026
63,300	[1]	Digene Corp.	2,939,019
1,003,200	[1,2]	Dynavax Technologies Corp.	6,189,744
191,200	[1,2]	Encysive Pharmaceuticals, Inc.	912,024
544,700	[1]	Endo Pharmaceuticals Holdings, Inc.	15,545,738
301,000	[1]	Endologix, Inc.	1,210,020
330,300	[1,2]	Human Genome Sciences, Inc.	4,409,505
74,800	[1]	ICOS Corp.	2,372,656
150,572	[1]	Illumina, Inc.	6,619,145
876,700	[1]	Incyte Genomics, Inc.	4,173,092
115,200	[1]	Jerini AG	499,901
99,900	[1]	Kos Pharmaceuticals, Inc.	4,970,025
791,300	[1]	Kosan Biosciences, Inc.	3,109,809
165,634	[1]	Kyphon, Inc.	6,542,543
321,200	[1]	Labopharm, Inc.	1,638,120
98,400	[1]	Magellan Health Services, Inc.	4,294,176
518,900	[1]	Medarex, Inc.	6,704,188
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
504,900	[1]	Medicines Co.	$13,107,204
483,100	[1]	Medicure, Inc.	671,122
153,600	[1,2]	Momenta Pharmaceuticals, Inc.	2,288,640
266,200	[1,2]	Nektar Therapeutics	3,841,266
382,700	[1]	Neurochem, Inc.	6,188,259
317,000	[1,2]	Neurocrine Biosciences, Inc.	3,661,350
5,145	[1]	Neurometrix, Inc.	83,812
61,900	[1,2]	Nighthawk Radiology Holdings, Inc.	1,259,665
67,500	[1,2]	Northfield Laboratories, Inc.	907,200
189,100	[1]	NxStage Medical, Inc.	1,386,103
257,500	[1]	OSI Pharmaceuticals, Inc.	9,857,100
300,481	[1]	Orthofix International NV	13,383,424
350,200	[1]	Penwest Pharmaceuticals Co.	6,205,544
1,546,500	[1]	Point Therapeutics, Inc.	2,211,495
230,800	[1]	Progenics Pharmaceuticals, Inc.	6,028,496
111,600	[1]	Psychiatric Solutions, Inc.	3,705,120
159,100	[1]	Qiagen NV	2,511,843
165,400	[1]	Regeneron Pharmaceuticals, Inc.	3,316,270
127,900	[1,2]	Sepracor, Inc.	6,620,104
276,500	[1]	Somaxon Pharmaceuticals, Inc.	4,020,310
444,400	[1]	Sonus Pharmaceuticals, Inc.	2,510,860
533,800	[1,2]	Spectrum Pharmaceuticals, Inc.	2,898,534
5,800	[1]	Speedel Holding AG	931,972
129,600	[1]	Systems Xcellence, Inc.	2,129,328
653,600	[1,2]	ThermoGenesis Corp.	2,771,264
175,700	[1]	Threshold Pharmaceuticals, Inc., Class THL	585,081
61,980	[1]	United Surgical Partners International, Inc.	1,538,344
235,700	[1]	Valera Pharmaceuticals, Inc.	1,517,908
555,800	[1]	Vical, Inc.	3,551,562
73,700	[1]	Visicu, Inc.	717,838
1,327,900	[1]	Warner Chilcott Ltd., Class A	17,528,280
8,200	[1,2]	WebMD Health Corp., Class A	298,972
170,100	[1]	YM Biosciences, Inc.	527,136
85,700	[1]	Zoll Medical Corp.	3,316,590
		TOTAL	262,521,357
Shares			Value
		COMMON STOCKS--continued
		Industrials--20.9%
89,900	[1,2]	Basin Water, Inc.	$749,766
58,500		CAE, Inc.	519,480
117,682	[1]	CoStar Group, Inc.	5,572,243
270,500	[1]	Commercial Vehicle Group, Inc.	5,572,300
210,700		Con-way, Inc.	9,938,719
142,500	[1]	Copart, Inc.	4,122,525
180,640	[2]	DRS Technologies, Inc.	7,987,901
200,200	[1]	Dynamex, Inc.	4,242,238
29,400	[1]	Dyncorp International, Inc., Class A	308,700
720,500	[1]	EGL, Inc.	24,489,795
78,000	[1]	Energy Conversion Devices, Inc.	2,869,620
216,908		Expeditors International Washington, Inc.	10,283,608
598,440		Forward Air Corp.	19,431,347
460,200	[1]	ICF International, Inc.	6,741,930
91,500	[1]	IHS, Inc., Class A	3,163,155
970,900	[1,2]	Innovative Solutions and Support, Inc.	15,476,146
49,500	[1]	Interline Brands, Inc.	1,185,030
23,000	[1]	K&F Industries Holdings, Inc.	447,120
55,800	[1]	Kansas City Southern Industries, Inc.	1,584,162
275,900	[1]	Kenexa Corp.	8,864,667
81,900		Kuehne & Nagel International AG	5,628,753
520,600		Landstar System, Inc.	24,176,664
84,926	[1]	Monster Worldwide, Inc.	3,440,352
323,100	[1]	NuCo2, Inc.	9,040,338
96,000		Pacer International, Inc.	2,946,240
727,300	[1]	Quality Distribution, Inc.	10,836,770
35,900		Roper Industries, Inc.	1,717,815
370,700		Ryder System, Inc.	19,517,355
256,000	[1]	SAIC, Inc.	5,120,000
309,500	[2]	Simpson Manufacturing Co., Inc.	8,786,705
571,420	[1]	Spire Corp.	4,457,076
121,000		TNT NV	4,657,677
163,900	[1]	Taleo Corp., Class A	1,842,236
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
112,200	[1]	TransDigm Group, Inc.	$2,695,044
208,288		Vicor Corp.	2,478,627
		TOTAL	240,892,104
		Information Technology--21.3%
325,200	[1]	ADVA AG Optical Networking	2,623,132
219,500	[1]	ARM Holdings PLC, ADR	1,439,920
209,500	[1,2]	Access Integrated Technology, Inc., Class A	2,229,080
1,700	[1]	Actions Semiconductor Co. Ltd., ADR	14,093
534,600	[1,2]	Anadigics, Inc.	4,319,568
89,000	[1]	Blackboard Inc.	2,466,190
376,000	[1,2]	Bookham, Inc.	1,176,880
209,100	[1]	Business Objects SA, ADR	7,745,064
143,600	[1]	CPI International, Inc.	2,016,144
1,572,800	[1]	CSR PLC	22,711,458
93,660	[1,2]	Cabot Microelectronics Corp.	2,673,993
83,600	[1]	Cirrus Logic, Inc.	590,216
95,952	[1]	Cognos, Inc.	3,500,329
189,000	[1]	Commvault Systems, Inc.	3,377,430
47,000	[1]	Dolby Laboratories, Class A	930,130
89,300	[1,2]	EMCORE Corp.	513,475
176,900	[1]	Eagle Test Systems, Inc.	3,113,440
276,200	[1]	Entegris, Inc.	3,096,202
205,300	[1]	Euronet Worldwide, Inc.	6,101,516
53,072	[1]	Foundry Networks, Inc.	671,892
354,500	[1]	Fundtech Ltd.	4,105,110
129,600	[1]	Global Imaging Systems, Inc.	2,821,392
356,300	[1]	Himax Technologies, Inc., ADR	2,269,631
353,950	[1]	Hyperion Solutions Corp.	13,237,730
371,233	[1,2]	Infocrossing, Inc.	4,688,673
89,059	[1]	Infocrossing, Inc., Warrants	507,523
29,900	[1]	Iron Mountain, Inc.	1,296,763
1,472,200	[1,2]	Jupitermedia Corp.	12,940,638
230,300	[1,2]	Kanbay International, Inc.	6,540,520
275,800	[1]	Komag, Inc.	10,549,350
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
188,600	[1,2]	LeCroy Corp.	$2,336,754
581,000	[1]	MEMC Electronic Materials, Inc.	20,625,500
283,602	[1]	Magma Design Automation	2,640,335
335,500	[1]	Microsemi Corp.	6,575,800
43,800	[1,2]	Mobility Electronics, Inc.	126,144
195,400	[1]	Motive, Inc.	508,040
78,100	[1]	NAVTEQ Corp.	2,592,920
255,042	[1]	NIC, Inc.	1,231,853
648,100	[1]	ON Semiconductor Corp.	4,031,182
839,700	[1]	Omniture, Inc.	7,624,476
45,000	[1,3,4]	Online Resources Corp.	470,700
464,759	[1]	Online Resources Corp.	4,861,379
508,800	[1]	Onvia.com, Inc.	2,798,400
6,300	[1]	Optium Corp.	127,575
363,800	[1]	Parametric Technology Corp.	7,108,652
46,260	[1]	Pervasive Software, Inc.	171,162
183,617	[1]	Pfsweb, Inc.	143,038
352,400	[1]	PowerDsine Ltd.	3,827,064
204,900	[1]	Quest Software, Inc.	3,018,177
69,300	[1]	SI International, Inc.	2,297,988
295,000	[1]	Silicon Image, Inc.	3,489,850
57,600	[1]	Sohu.com, Inc.	1,315,584
163,800	[1]	Sonic Solutions	2,643,732
335,000	[1,2]	Spansion, Inc.	4,777,100
309,200	[1]	Stratex Networks, Inc.	1,443,964
120,400	[1]	Support.com, Inc.	615,244
81,600	[1]	TNS, Inc.	1,348,032
338,000	[1]	Tibco Software, Inc.	3,126,500
346,500	[1]	Ultratech, Inc.	4,951,485
375,128	[1]	ValueClick, Inc.	7,052,406
349,100	[1,2]	WebSideStory, Inc.	4,555,755
52,900	[1]	eBay, Inc.	1,699,677
259,149	[1]	eCollege.com	4,483,278
		TOTAL	244,887,228
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--0.9%
271,570		Cemex SA de CV, ADR	$8,348,062
1,840,900	[1]	Nine Dragons Paper Holdings Ltd.	2,343,377
		TOTAL	10,691,439
		Telecommunication Services--1.6%
386,200	[1]	Bharti Airtel Ltd.	4,544,689
67,300	[1]	Eschelon Telecom, Inc.	1,192,556
281,900	[1]	Gilat Satellite Networks	2,407,426
114,809	[1]	NTELOS Holdings Corp.	1,610,770
451,200	[1,2]	Time Warner Telecom, Inc.	8,996,928
		TOTAL	18,752,369
		Utilities--0.3%
43,600		Consolidated Water Co.	1,222,544
59,200		ITC Holdings Corp.	2,102,784
		TOTAL	3,325,328
		TOTAL COMMON STOCKS (IDENTIFIED COST $902,871,970)	1,071,858,727
		REPURCHASE AGREEMENTS--20.9%
$53,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).	53,000,000
53,715,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	53,715,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$133,224,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	$133,224,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	239,939,000
		TOTAL INVESTMENTS--114.0% (IDENTIFIED COST $1,142,810,970) [5]	1,311,797,727
		OTHER ASSETS AND LIABILITIES - NET--(14.0)%	(160,976,505)
		TOTAL NET ASSETS--100%	$1,150,821,222

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to affiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $7,501,256, which represented 0.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $7,501,256, which represented 0.7% of total net assets.

5 The cost of investments for federal tax purposes amounts to $1,144,652,442.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities	$1,071,858,727
Investments in repurchase agreements	239,939,000
Total investments in securities, at value including $100,407,098 of securities loaned (identified cost $1,142,810,970)		$1,311,797,727
Cash		5,494,795
Cash denominated in foreign currencies (identified cost $816,069)		816,736
Income receivable		105,012
Receivable for investments sold		13,770,224
Receivable for shares sold		4,253,130
TOTAL ASSETS		1,336,237,624
Liabilities:
Payable for investments purchased	74,374,142
Payable for shares redeemed	2,504,659
Payable for collateral due to broker	106,715,000
Payable for foreign currency exchange contracts	1,591
Payable for distribution services fee (Note 5)	385,017
Payable for shareholder services fee (Note 5)	508,644
Accrued expenses	927,349
TOTAL LIABILITIES		185,416,402
Net assets for 47,397,336 shares outstanding		$1,150,821,222
Net Assets Consist of:
Paid-in capital		$927,624,654
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		168,977,891
Accumulated net realized gain on investments and foreign currency transactions		55,127,679
Accumulated net investment income (loss)		(909,002)
TOTAL NET ASSETS		$1,150,821,222

Statement of Assets and Liabilities-continued

October 31, 2006

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($724,411,350 ÷ 29,626,624 shares outstanding), no par value, unlimited shares authorized	$24.45
Offering price per share (100/94.50 of $24.45) [1]	$25.87
Redemption proceeds per share	$24.45
Class B Shares:
Net asset value per share ($159,357,031 ÷ 6,643,285 shares outstanding), no par value, unlimited shares authorized	$23.99
Offering price per share	$23.99
Redemption proceeds per share (94.50/100 of $23.99) [1]	$22.67
Class C Shares:
Net asset value per share ($259,215,192 ÷ 10,806,871 shares outstanding), no par value, unlimited shares authorized	$23.99
Offering price per share (100/99.00 of $23.99) [1]	$24.23
Redemption proceeds per share (99.00/100 of $23.99) [1]	$23.75
Class K Shares:
Net asset value per share ($7,837,649 ÷ 320,556 shares outstanding), no par value, unlimited shares authorized	$24.45
Offering price per share	$24.45
Redemption proceeds per share	$24.45

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Interest (including $237,474 of income on securities loaned)		$3,015,192
Dividends (net of foreign taxes withheld of $12,191)		1,993,634
TOTAL INCOME		5,008,826
Expenses:
Investment adviser fee (Note 5)	$12,730,646
Administrative personnel and services fee (Note 5)	711,009
Custodian fees	78,468
Transfer and dividend disbursing agent fees and expenses--Class A Shares	794,689
Transfer and dividend disbursing agent fees and expenses--Class B Shares	273,369
Transfer and dividend disbursing agent fees and expenses--Class C Shares	402,204
Transfer and dividend disbursing agent fees and expenses--Class K Shares	9,423
Directors'/Trustees' fees	7,023
Auditing fees	10,826
Legal fees	8,721
Portfolio accounting fees	160,832
Distribution services fee--Class A Shares (Note 5)	1,322,495
Distribution services fee--Class B Shares (Note 5)	1,104,052
Distribution services fee--Class C Shares (Note 5)	1,609,332
Distribution services fee--Class K Shares (Note 5)	12,981
Shareholder services fee--Class A Shares (Note 5)	1,245,040
Shareholder services fee--Class B Shares (Note 5)	368,018
Shareholder services fee--Class C Shares (Note 5)	534,886
Share registration costs	75,014
Printing and postage	152,116
Insurance premiums	10,828
Miscellaneous	5,194
TOTAL EXPENSES	21,627,166

Statement of Operations-continued

Year Ended October 31, 2006

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(1,318,747)
Waiver of administrative personnel and services fee	(30,255)
Waiver of distribution services fee--Class A Shares	(187,141)
Waiver of distribution services fee--Class K Shares	(7,789)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class A Shares	(293,726)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class B Shares	(136,326)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class C Shares	(200,418)
Reimbursement of shareholder services fee- Class A Shares	(2,591)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,176,993)
Net expenses			$19,450,173
Net investment income (loss)			(14,441,347)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $416,620)			70,605,708
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			77,528,310
Net realized and unrealized gain on investments and foreign currency transactions			148,134,018
Change in net assets resulting from operations			$133,692,671

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(14,441,347)	$(11,290,124)
Net realized gain on investments and foreign currency transactions	70,605,708	20,447,430
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	77,528,310	46,403,478
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	133,692,671	55,560,784
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(5,904,862)	(13,099,914)
Class B Shares	(1,890,123)	(5,217,982)
Class C Shares	(2,451,321)	(5,922,027)
Class K Shares	(2)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,246,308)	(24,239,923)
Share Transactions:
Proceeds from sale of shares	613,287,624	358,564,556
Net asset value of shares issued to shareholders in payment of distributions declared	8,180,789	20,393,809
Cost of shares redeemed	(235,161,515)	(174,331,644)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	386,306,898	204,626,721
Change in net assets	509,753,261	235,947,582
Net Assets:
Beginning of period	641,067,961	405,120,379
End of period (including accumulated net investment income (loss) of $(909,002) and $(1,068,621), respectively)	$1,150,821,222	$641,067,961

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The primary investment objective of the Fund is appreciation of capital.

Effective November 1, 2005, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its Net Asset Value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K bear distribution services fees and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
11/1/2006	76,815 Swiss Franc	$ 61,863	$ 61,746	$ (117)
11/1/2006	492,099 Euro	$628,952	$628,066	$ (886)
11/2/2006	142,167 Great Britain Pounds	$271,497	$271,191	$ (306)
11/1/2006	17,120,000 Japanese Yen	$146,663	$146,381	$ (282)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,591)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$100,407,098	$106,715,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	18,338,573	$438,545,770	12,576,253	$252,717,292
Shares issued to shareholders in payment of distributions declared	209,374	4,459,649	558,182	10,901,287
Shares redeemed	(6,934,599)	(163,587,946)	(6,328,729)	(127,488,883)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,613,348	$279,417,473	6,805,706	$136,129,696

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,123,012	$49,752,440	2,039,514	$40,864,120
Shares issued to shareholders in payment of distributions declared	80,197	1,684,128	235,510	4,561,837
Shares redeemed	(1,350,864)	(31,075,495)	(1,073,199)	(21,629,015)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	852,345	$20,361,073	1,201,825	$23,796,942

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,947,392	$116,219,704	3,226,561	$64,983,144
Shares issued to shareholders in payment of distributions declared	96,997	2,037,012	254,553	4,930,685
Shares redeemed	(1,726,127)	(39,399,164)	(1,258,382)	(25,213,746)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,318,262	$78,857,552	2,222,732	$44,700,083

Year Ended October 31	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	367,029	$8,769,710	--	$--
Shares redeemed	(46,473)	(1,098,910)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	320,556	$7,670,800	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,104,511	$386,306,898	10,230,263	$204,626,721

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, capital gains tax expense and net operating loss.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In-Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains
$(88,355)	$14,600,966	$(14,512,611)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$5,217,547	$19,125,482
Long-term capital gains	$5,028,761	$ 5,114,441

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,574,602
Undistributed long-term capital gain	$47,782,766
Net unrealized appreciation	$167,136,419
Other temporary adjustments	$(297,219)

At October 31, 2006, the cost of investments for federal tax purposes was $1,144,652,442. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $167,145,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $220,102,954 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,957,669.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. For the year ended October 31, 2006, the Adviser voluntarily waived $1,318,747 of its fee. In addition, the Adviser reimbursed $630,470 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2006, the Sub-Adviser earned a sub-adviser fee of $10,489,134.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the year ended October 31, 2006, FSC voluntarily waived $194,930 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $1,865,276 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2006, FSC retained $14,199 in sales charges from the sale of Class A Shares. FSC also retained $11,428 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended October 31, 2006, FSSC voluntarily reimbursed $2,591 of shareholder services fees. For the year ended October 31, 2006, FSSC received $28,278 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$720,468,056
Sales	$432,149,081

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2006, the amount of long-term capital gains designated by the Fund was $5,028,761.

For the fiscal year ended October 31, 2006, 14.08% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2006, 10.69% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Small Cap Fund (the "Fund") (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN SMALL CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610

29503 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Year Ended 10/31/2006
Net Asset Value, Beginning of Period	$20.60
Income From Investment Operations:
Net investment income (loss)	(0.29	) [1]
Net realized gain on investments	4.47
TOTAL FROM INVESTMENT OPERATIONS	4.18
Less Distributions:
Distributions from net realized gain on investments	(0.33)
Net Asset Value, End of Period	$24.45
Total Return [2]	20.50%

Ratios to Average Net Assets:
Net expenses	1.95%
Net investment income (loss)	(1.25)%
Expense waiver/reimbursement [3]	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,838
Portfolio turnover	51%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$968.30	$9.67
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.38	$9.91

1 Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The Federated Kaufmann Small Cap Fund's Class K Shares produced a total return of 20.50%, based on the net asset value for the reporting period ended October 31, 2006. The fund's benchmark, the Russell 2000 Growth Index 1 had a total return of 17.07% for the reporting period and the Lipper Small Cap Growth Index 2 and the Lipper Small Cap Growth Funds Average 3 had total returns of 12.57% and 12.82%, respectively.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the reporting period with a temporary downturn that occurred during the months of May, June, July and August. Subsequently the market recovered and ended the fiscal year strongly. Economic indicators highlighted a slowing economy during the second half of the reporting period. Energy prices also pulled back from their all time highs based upon this economic weakness. The Federal Reserve Board halted its interest rate increases awaiting further economic data. Generally, small and mid-sized companies continued to report strong operating earnings growth during the reporting period. 4 The market seemed to take strong earnings reports and a pause in interest rate hikes as positive news and rewarded shareholders with solid gains during the fiscal year.

1 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made in an index.

2 The Lipper Small-Cap Growth Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Small-Cap Growth Fund category.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges. Rankings for other classes will vary.

4 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

FUND PERFORMANCE

The Federated Kaufmann Small Cap Fund's performance is driven primarily by bottom-up stock selection. Six of our top ten contributing companies across multiple sectors each returned over 50% during the reporting period. Specifically, Central European Media 59%, Abgenix, Inc. 116%, Memc Electronic Materials 98%, Dicks Sporting Goods 66%, Petco Animal Supplies 51%, and Quality Distribution 96% all contributed strongly to performance. In addition, EGL Inc. 21%, Advance Auto Parts 15%, Ryder Systems, Inc. 35%, and CSR PLC 13% were also amongst our top ten contributing companies.

The fund's performance was negatively impacted by our stock selection in the health care sector. For example, the following health care holdings detracted from the fund's performance; Point Therapeutics, Inc. (61%), Alexion Pharmaceuticals (32%), CV Therapeutics (48%), Neurocrine Bioscience (78%), Kosan Biosciences, Inc. (45%), and Warner Chilcott (12%). Additional laggards, in other sectors, included Jupitermedia (48%), Abx Air, Inc. (29%), Con-Way (16%), and Meritage Corp. (27%). While it is interesting to know how specific stocks performed during the period the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposure that results from our bottom-up investment process may provide some additional insight into the relative performance of the fund. The fund's performance was negatively impacted by our underweight in Energy and Materials sectors. We generally prefer companies that are growing profitably as a result of some proprietary product or service whereas Energy and Materials companies have been growing from a significant rise in commodity prices over the past several years.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class K Shares) (the "Fund") from November 1, 2005 (start of performance) to October 31, 2006, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA). 2

Average Annual Total Return for the Period Ended 10/31/2006
Start of Performance (11/1/2005)	20.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The R2000G and the LSCGFA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	22.8%
Information Technology	21.3%
Industrials	20.9%
Consumer Discretionary	17.4%
Financials	6.4%
Telecommunication Services	1.6%
Consumer Staples	1.3%
Materials	0.9%
Utilities	0.3%
Energy	0.2%
Cash Equivalents [2]	11.6%
Securities Lending Collateral [3]	9.3%
Other Assets and Liabilities--Net [4]	(14.0)%
TOTAL	100.0%

1 Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares			Value
		COMMON STOCKS--93.1%
		Consumer Discretionary--17.4%
104,100		Aaron Rents, Inc.	$2,590,008
479,300	[1]	Advance Auto Parts, Inc.	16,785,086
70,050		Applebee's International, Inc.	1,598,541
69,500		Arbitron, Inc.	2,919,000
178,000	[1,2]	Buffalo Wild Wings, Inc.	9,202,600
200,000	[1]	Carter's, Inc.	5,646,000
176,194	[1]	Celebrate Express, Inc.	2,302,856
570,300	[1]	Central European Media Enterprises Ltd., Class A	42,099,546
265,300	[2]	Charles & Colvard Ltd.	2,369,129
49,700	[2]	Chipotle Mexican Grill, Inc.	2,977,030
178,216	[1,2]	Citi Trends, Inc.	6,993,196
286,100	[1]	Clear Channel Outdoor Holdings, Inc., Class A	7,023,755
947,600	[1]	Consorcio ARA SA	5,379,035
45	[1,2]	Cost Plus, Inc.	538
73,300		Ctrip.com International Ltd., ADR	3,591,700
83,200	[1,2]	DSW, Inc., Class A	2,878,720
508,818	[1]	Dick's Sporting Goods, Inc.	25,318,784
168,126	[1]	Digital Music Group, Inc.	1,059,194
225,900	[1]	Educate, Inc.	1,728,135
48,700	[1,2]	Gmarket, Inc., ADR	808,420
105,100	[1]	Golfsmith International Holdings, Inc.	861,820
54,100	[1]	LJ International, Inc.	228,843
64,450	[1]	Lamar Advertising Co.	3,717,476
114,100	[1]	Life Time Fitness, Inc.	5,879,573
262,500	[1]	Lodgenet Entertainment	6,037,500
181,600	[1]	Meritage Corp.	8,313,648
31,800	[1]	New Oriental Education & Technology Group, Inc., ADR	766,380
101,306		Orient-Express Hotel Ltd.	3,996,522
219,300	[1]	PC Mall, Inc.	1,677,645
722,300	[1,3,4]	Piaggio & C. SpA	2,931,551
145,500	[1]	Rubios Restaurants, Inc.	1,338,600
158,300	[1]	Stamps.com, Inc.	2,540,715
98,400	[1,2,3,4]	Submarino SA	3,479,424
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
409,400	[1,2]	Texas Roadhouse, Inc.	$5,915,830
122,900	[2]	Volcom, Inc.	4,026,204
150,000		Wiley (John) & Sons, Inc., Class A	5,295,000
		TOTAL	200,278,004
		Consumer Staples--1.3%
521,700	[1,2]	American Oriental Bioengineering, Inc.	3,985,788
114,700	[1,2]	Bare Escentuals, Inc.	3,513,261
386,500		Lance, Inc.	7,544,480
		TOTAL	15,043,529
		Energy--0.2%
40,400	[1]	Complete Production Services, Inc.	779,316
9,200	[1]	Horizon Offshore, Inc.	158,792
71,400	[1]	Renesola Ltd.	296,233
289,400	[1,2]	Syntroleum Corp.	1,140,236
		TOTAL	2,374,577
		Financials--6.4%
367,500		Advance America Cash Advance, Inc.	5,508,825
57,858	[1]	Affiliated Managers Group	5,793,900
18,200	[1]	Alleghany Corp.	5,564,650
188,900	[1,2]	Cowen Group, Inc.	2,729,605
104,800		First Potomac Realty Trust	3,242,512
370,900	[1,2]	Great Wall Acquisition Corp.	2,013,987
219,100		ICICI Bank Ltd.	3,768,929
13,500		ICICI Bank Ltd., ADR	474,525
258,200		IPC Holdings Ltd.	7,756,328
3,730,700	[1]	Industrial & Commercial Bank of China	1,669,346
637,400	[1]	Move, Inc.	3,046,772
191,900		OptionsXpress Holdings, Inc.	5,964,252
18,900	[1]	Penson Worldwide, Inc.	459,648
99,700	[1]	Philadelphia Consolidated Holding Corp.	3,900,264
421,700	[1,2]	QC Holdings, Inc.	5,857,413
203,100	[1]	RHJ International	3,823,443
7,620		SFCG Co. Ltd.	1,409,265
246,800		Willis Group Holdings Ltd.	9,385,804
32,700	[1]	eHealth, Inc.	723,324
		TOTAL	73,092,792
Shares			Value
		COMMON STOCKS--continued
		Health Care--22.8%
232,400	[1]	A.D.A.M., Inc.	$1,719,760
58,100	[1,2]	Acadia Pharmaceuticals, Inc.	550,788
775,800	[1,2]	Acusphere, Inc.	2,629,962
253,000	[1,3,4]	Adaltis, Inc.	502,417
59,000	[1,3,4]	Adaltis, Inc.	117,164
28,100	[1]	Adeza Biomedical Corp.	391,714
28,300	[1]	Align Technology, Inc.	392,238
88,309		Allergan, Inc.	10,199,689
231,300	[1,2]	Alnylam Pharmaceuticals, Inc.	4,561,236
139,200	[1]	Altus Pharmaceuticals, Inc.	2,294,016
51,800	[1]	Arthrocare Corp.	2,093,238
449,600	[1,2]	Auxilium Pharmaceutical, Inc.	5,664,960
18,000	[1]	Avigen, Inc.	91,260
733,700	[1]	Bioenvision, Inc.	3,771,218
433,900	[1,2]	CV Therapeutics, Inc.	5,619,005
980,800	[1]	Ciphergen Biosystems, Inc.	1,049,456
1,200	[1]	Conceptus, Inc.	23,784
517,500	[1]	Cubist Pharmaceuticals, Inc.	11,524,725
193,680	[1]	Cytyc Corp.	5,117,026
63,300	[1]	Digene Corp.	2,939,019
1,003,200	[1,2]	Dynavax Technologies Corp.	6,189,744
191,200	[1,2]	Encysive Pharmaceuticals, Inc.	912,024
544,700	[1]	Endo Pharmaceuticals Holdings, Inc.	15,545,738
301,000	[1]	Endologix, Inc.	1,210,020
330,300	[1,2]	Human Genome Sciences, Inc.	4,409,505
74,800	[1]	ICOS Corp.	2,372,656
150,572	[1]	Illumina, Inc.	6,619,145
876,700	[1]	Incyte Genomics, Inc.	4,173,092
115,200	[1]	Jerini AG	499,901
99,900	[1]	Kos Pharmaceuticals, Inc.	4,970,025
791,300	[1]	Kosan Biosciences, Inc.	3,109,809
165,634	[1]	Kyphon, Inc.	6,542,543
321,200	[1]	Labopharm, Inc.	1,638,120
98,400	[1]	Magellan Health Services, Inc.	4,294,176
518,900	[1]	Medarex, Inc.	6,704,188
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
504,900	[1]	Medicines Co.	$13,107,204
483,100	[1]	Medicure, Inc.	671,122
153,600	[1,2]	Momenta Pharmaceuticals, Inc.	2,288,640
266,200	[1,2]	Nektar Therapeutics	3,841,266
382,700	[1]	Neurochem, Inc.	6,188,259
317,000	[1,2]	Neurocrine Biosciences, Inc.	3,661,350
5,145	[1]	Neurometrix, Inc.	83,812
61,900	[1,2]	Nighthawk Radiology Holdings, Inc.	1,259,665
67,500	[1,2]	Northfield Laboratories, Inc.	907,200
189,100	[1]	NxStage Medical, Inc.	1,386,103
257,500	[1]	OSI Pharmaceuticals, Inc.	9,857,100
300,481	[1]	Orthofix International NV	13,383,424
350,200	[1]	Penwest Pharmaceuticals Co.	6,205,544
1,546,500	[1]	Point Therapeutics, Inc.	2,211,495
230,800	[1]	Progenics Pharmaceuticals, Inc.	6,028,496
111,600	[1]	Psychiatric Solutions, Inc.	3,705,120
159,100	[1]	Qiagen NV	2,511,843
165,400	[1]	Regeneron Pharmaceuticals, Inc.	3,316,270
127,900	[1,2]	Sepracor, Inc.	6,620,104
276,500	[1]	Somaxon Pharmaceuticals, Inc.	4,020,310
444,400	[1]	Sonus Pharmaceuticals, Inc.	2,510,860
533,800	[1,2]	Spectrum Pharmaceuticals, Inc.	2,898,534
5,800	[1]	Speedel Holding AG	931,972
129,600	[1]	Systems Xcellence, Inc.	2,129,328
653,600	[1,2]	ThermoGenesis Corp.	2,771,264
175,700	[1]	Threshold Pharmaceuticals, Inc., Class THL	585,081
61,980	[1]	United Surgical Partners International, Inc.	1,538,344
235,700	[1]	Valera Pharmaceuticals, Inc.	1,517,908
555,800	[1]	Vical, Inc.	3,551,562
73,700	[1]	Visicu, Inc.	717,838
1,327,900	[1]	Warner Chilcott Ltd., Class A	17,528,280
8,200	[1,2]	WebMD Health Corp., Class A	298,972
170,100	[1]	YM Biosciences, Inc.	527,136
85,700	[1]	Zoll Medical Corp.	3,316,590
		TOTAL	262,521,357
Shares			Value
		COMMON STOCKS--continued
		Industrials--20.9%
89,900	[1,2]	Basin Water, Inc.	$749,766
58,500		CAE, Inc.	519,480
117,682	[1]	CoStar Group, Inc.	5,572,243
270,500	[1]	Commercial Vehicle Group, Inc.	5,572,300
210,700		Con-way, Inc.	9,938,719
142,500	[1]	Copart, Inc.	4,122,525
180,640	[2]	DRS Technologies, Inc.	7,987,901
200,200	[1]	Dynamex, Inc.	4,242,238
29,400	[1]	Dyncorp International, Inc., Class A	308,700
720,500	[1]	EGL, Inc.	24,489,795
78,000	[1]	Energy Conversion Devices, Inc.	2,869,620
216,908		Expeditors International Washington, Inc.	10,283,608
598,440		Forward Air Corp.	19,431,347
460,200	[1]	ICF International, Inc.	6,741,930
91,500	[1]	IHS, Inc., Class A	3,163,155
970,900	[1,2]	Innovative Solutions and Support, Inc.	15,476,146
49,500	[1]	Interline Brands, Inc.	1,185,030
23,000	[1]	K&F Industries Holdings, Inc.	447,120
55,800	[1]	Kansas City Southern Industries, Inc.	1,584,162
275,900	[1]	Kenexa Corp.	8,864,667
81,900		Kuehne & Nagel International AG	5,628,753
520,600		Landstar System, Inc.	24,176,664
84,926	[1]	Monster Worldwide, Inc.	3,440,352
323,100	[1]	NuCo2, Inc.	9,040,338
96,000		Pacer International, Inc.	2,946,240
727,300	[1]	Quality Distribution, Inc.	10,836,770
35,900		Roper Industries, Inc.	1,717,815
370,700		Ryder System, Inc.	19,517,355
256,000	[1]	SAIC, Inc.	5,120,000
309,500	[2]	Simpson Manufacturing Co., Inc.	8,786,705
571,420	[1]	Spire Corp.	4,457,076
121,000		TNT NV	4,657,677
163,900	[1]	Taleo Corp., Class A	1,842,236
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
112,200	[1]	TransDigm Group, Inc.	$2,695,044
208,288		Vicor Corp.	2,478,627
		TOTAL	240,892,104
		Information Technology--21.3%
325,200	[1]	ADVA AG Optical Networking	2,623,132
219,500	[1]	ARM Holdings PLC, ADR	1,439,920
209,500	[1,2]	Access Integrated Technology, Inc., Class A	2,229,080
1,700	[1]	Actions Semiconductor Co. Ltd., ADR	14,093
534,600	[1,2]	Anadigics, Inc.	4,319,568
89,000	[1]	Blackboard Inc.	2,466,190
376,000	[1,2]	Bookham, Inc.	1,176,880
209,100	[1]	Business Objects SA, ADR	7,745,064
143,600	[1]	CPI International, Inc.	2,016,144
1,572,800	[1]	CSR PLC	22,711,458
93,660	[1,2]	Cabot Microelectronics Corp.	2,673,993
83,600	[1]	Cirrus Logic, Inc.	590,216
95,952	[1]	Cognos, Inc.	3,500,329
189,000	[1]	Commvault Systems, Inc.	3,377,430
47,000	[1]	Dolby Laboratories, Class A	930,130
89,300	[1,2]	EMCORE Corp.	513,475
176,900	[1]	Eagle Test Systems, Inc.	3,113,440
276,200	[1]	Entegris, Inc.	3,096,202
205,300	[1]	Euronet Worldwide, Inc.	6,101,516
53,072	[1]	Foundry Networks, Inc.	671,892
354,500	[1]	Fundtech Ltd.	4,105,110
129,600	[1]	Global Imaging Systems, Inc.	2,821,392
356,300	[1]	Himax Technologies, Inc., ADR	2,269,631
353,950	[1]	Hyperion Solutions Corp.	13,237,730
371,233	[1,2]	Infocrossing, Inc.	4,688,673
89,059	[1]	Infocrossing, Inc., Warrants	507,523
29,900	[1]	Iron Mountain, Inc.	1,296,763
1,472,200	[1,2]	Jupitermedia Corp.	12,940,638
230,300	[1,2]	Kanbay International, Inc.	6,540,520
275,800	[1]	Komag, Inc.	10,549,350
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
188,600	[1,2]	LeCroy Corp.	$2,336,754
581,000	[1]	MEMC Electronic Materials, Inc.	20,625,500
283,602	[1]	Magma Design Automation	2,640,335
335,500	[1]	Microsemi Corp.	6,575,800
43,800	[1,2]	Mobility Electronics, Inc.	126,144
195,400	[1]	Motive, Inc.	508,040
78,100	[1]	NAVTEQ Corp.	2,592,920
255,042	[1]	NIC, Inc.	1,231,853
648,100	[1]	ON Semiconductor Corp.	4,031,182
839,700	[1]	Omniture, Inc.	7,624,476
45,000	[1,3,4]	Online Resources Corp.	470,700
464,759	[1]	Online Resources Corp.	4,861,379
508,800	[1]	Onvia.com, Inc.	2,798,400
6,300	[1]	Optium Corp.	127,575
363,800	[1]	Parametric Technology Corp.	7,108,652
46,260	[1]	Pervasive Software, Inc.	171,162
183,617	[1]	Pfsweb, Inc.	143,038
352,400	[1]	PowerDsine Ltd.	3,827,064
204,900	[1]	Quest Software, Inc.	3,018,177
69,300	[1]	SI International, Inc.	2,297,988
295,000	[1]	Silicon Image, Inc.	3,489,850
57,600	[1]	Sohu.com, Inc.	1,315,584
163,800	[1]	Sonic Solutions	2,643,732
335,000	[1,2]	Spansion, Inc.	4,777,100
309,200	[1]	Stratex Networks, Inc.	1,443,964
120,400	[1]	Support.com, Inc.	615,244
81,600	[1]	TNS, Inc.	1,348,032
338,000	[1]	Tibco Software, Inc.	3,126,500
346,500	[1]	Ultratech, Inc.	4,951,485
375,128	[1]	ValueClick, Inc.	7,052,406
349,100	[1,2]	WebSideStory, Inc.	4,555,755
52,900	[1]	eBay, Inc.	1,699,677
259,149	[1]	eCollege.com	4,483,278
		TOTAL	244,887,228
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--0.9%
271,570		Cemex SA de CV, ADR	$8,348,062
1,840,900	[1]	Nine Dragons Paper Holdings Ltd.	2,343,377
		TOTAL	10,691,439
		Telecommunication Services--1.6%
386,200	[1]	Bharti Airtel Ltd.	4,544,689
67,300	[1]	Eschelon Telecom, Inc.	1,192,556
281,900	[1]	Gilat Satellite Networks	2,407,426
114,809	[1]	NTELOS Holdings Corp.	1,610,770
451,200	[1,2]	Time Warner Telecom, Inc.	8,996,928
		TOTAL	18,752,369
		Utilities--0.3%
43,600		Consolidated Water Co.	1,222,544
59,200		ITC Holdings Corp.	2,102,784
		TOTAL	3,325,328
		TOTAL COMMON STOCKS (IDENTIFIED COST $902,871,970)	1,071,858,727
		REPURCHASE AGREEMENTS--20.9%
$53,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).	53,000,000
53,715,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	53,715,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$133,224,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	$133,224,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	239,939,000
		TOTAL INVESTMENTS--114.0% (IDENTIFIED COST $1,142,810,970) [5]	1,311,797,727
		OTHER ASSETS AND LIABILITIES - NET--(14.0)%	(160,976,505)
		TOTAL NET ASSETS--100%	$1,150,821,222

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to affiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $7,501,256, which represented 0.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $7,501,256, which represented 0.7% of total net assets.

5 The cost of investments for federal tax purposes amounts to $1,144,652,442.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities	$1,071,858,727
Investments in repurchase agreements	239,939,000
Total investments in securities, at value including $100,407,098 of securities loaned (identified cost $1,142,810,970)		$1,311,797,727
Cash		5,494,795
Cash denominated in foreign currencies (identified cost $816,069)		816,736
Income receivable		105,012
Receivable for investments sold		13,770,224
Receivable for shares sold		4,253,130
TOTAL ASSETS		1,336,237,624
Liabilities:
Payable for investments purchased	74,374,142
Payable for shares redeemed	2,504,659
Payable for collateral due to broker	106,715,000
Payable for foreign currency exchange contracts	1,591
Payable for distribution services fee (Note 5)	385,017
Payable for shareholder services fee (Note 5)	508,644
Accrued expenses	927,349
TOTAL LIABILITIES		185,416,402
Net assets for 47,397,336 shares outstanding		$1,150,821,222
Net Assets Consist of:
Paid-in capital		$927,624,654
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		168,977,891
Accumulated net realized gain on investments and foreign currency transactions		55,127,679
Accumulated net investment income (loss)		(909,002)
TOTAL NET ASSETS		$1,150,821,222

Statement of Assets and Liabilities-continued

October 31, 2006

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($724,411,350 ÷ 29,626,624 shares outstanding), no par value, unlimited shares authorized	$24.45
Offering price per share (100/94.50 of $24.45) [1]	$25.87
Redemption proceeds per share	$24.45
Class B Shares:
Net asset value per share ($159,357,031 ÷ 6,643,285 shares outstanding), no par value, unlimited shares authorized	$23.99
Offering price per share	$23.99
Redemption proceeds per share (94.50/100 of $23.99) [1]	$22.67
Class C Shares:
Net asset value per share ($259,215,192 ÷ 10,806,871 shares outstanding), no par value, unlimited shares authorized	$23.99
Offering price per share (100/99.00 of $23.99) [1]	$24.23
Redemption proceeds per share (99.00/100 of $23.99) [1]	$23.75
Class K Shares:
Net asset value per share ($7,837,649 ÷ 320,556 shares outstanding), no par value, unlimited shares authorized	$24.45
Offering price per share	$24.45
Redemption proceeds per share	$24.45

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Interest (including $237,474 of income on securities loaned)		$3,015,192
Dividends (net of foreign taxes withheld of $12,191)		1,993,634
TOTAL INCOME		5,008,826
Expenses:
Investment adviser fee (Note 5)	$12,730,646
Administrative personnel and services fee (Note 5)	711,009
Custodian fees	78,468
Transfer and dividend disbursing agent fees and expenses--Class A Shares	794,689
Transfer and dividend disbursing agent fees and expenses--Class B Shares	273,369
Transfer and dividend disbursing agent fees and expenses--Class C Shares	402,204
Transfer and dividend disbursing agent fees and expenses--Class K Shares	9,423
Directors'/Trustees' fees	7,023
Auditing fees	10,826
Legal fees	8,721
Portfolio accounting fees	160,832
Distribution services fee--Class A Shares (Note 5)	1,322,495
Distribution services fee--Class B Shares (Note 5)	1,104,052
Distribution services fee--Class C Shares (Note 5)	1,609,332
Distribution services fee--Class K Shares (Note 5)	12,981
Shareholder services fee--Class A Shares (Note 5)	1,245,040
Shareholder services fee--Class B Shares (Note 5)	368,018
Shareholder services fee--Class C Shares (Note 5)	534,886
Share registration costs	75,014
Printing and postage	152,116
Insurance premiums	10,828
Miscellaneous	5,194
TOTAL EXPENSES	21,627,166

Statement of Operations-continued

Year Ended October 31, 2006

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(1,318,747)
Waiver of administrative personnel and services fee	(30,255)
Waiver of distribution services fee--Class A Shares	(187,141)
Waiver of distribution services fee--Class K Shares	(7,789)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class A Shares	(293,726)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class B Shares	(136,326)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class C Shares	(200,418)
Reimbursement of shareholder services fee- Class A Shares	(2,591)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,176,993)
Net expenses			$19,450,173
Net investment income (loss)			(14,441,347)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $416,620)			70,605,708
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			77,528,310
Net realized and unrealized gain on investments and foreign currency transactions			148,134,018
Change in net assets resulting from operations			$133,692,671

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(14,441,347)	$(11,290,124)
Net realized gain on investments and foreign currency transactions	70,605,708	20,447,430
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	77,528,310	46,403,478
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	133,692,671	55,560,784
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(5,904,862)	(13,099,914)
Class B Shares	(1,890,123)	(5,217,982)
Class C Shares	(2,451,321)	(5,922,027)
Class K Shares	(2)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,246,308)	(24,239,923)
Share Transactions:
Proceeds from sale of shares	613,287,624	358,564,556
Net asset value of shares issued to shareholders in payment of distributions declared	8,180,789	20,393,809
Cost of shares redeemed	(235,161,515)	(174,331,644)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	386,306,898	204,626,721
Change in net assets	509,753,261	235,947,582
Net Assets:
Beginning of period	641,067,961	405,120,379
End of period (including accumulated net investment income (loss) of $(909,002) and $(1,068,621), respectively)	$1,150,821,222	$641,067,961

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, and Class C Shares are presented separately. The primary investment objective of the Fund is appreciation of capital.

Effective November 1, 2005, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its Net Asset Value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K bear distribution services fees and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
11/1/2006	76,815 Swiss Franc	$ 61,863	$ 61,746	$ (117)
11/1/2006	492,099 Euro	$628,952	$628,066	$ (886)
11/2/2006	142,167 Great Britain Pounds	$271,497	$271,191	$ (306)
11/1/2006	17,120,000 Japanese Yen	$146,663	$146,381	$ (282)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,591)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$100,407,098	$106,715,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	18,338,573	$438,545,770	12,576,253	$252,717,292
Shares issued to shareholders in payment of distributions declared	209,374	4,459,649	558,182	10,901,287
Shares redeemed	(6,934,599)	(163,587,946)	(6,328,729)	(127,488,883)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,613,348	$279,417,473	6,805,706	$136,129,696

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,123,012	$49,752,440	2,039,514	$40,864,120
Shares issued to shareholders in payment of distributions declared	80,197	1,684,128	235,510	4,561,837
Shares redeemed	(1,350,864)	(31,075,495)	(1,073,199)	(21,629,015)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	852,345	$20,361,073	1,201,825	$23,796,942

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,947,392	$116,219,704	3,226,561	$64,983,144
Shares issued to shareholders in payment of distributions declared	96,997	2,037,012	254,553	4,930,685
Shares redeemed	(1,726,127)	(39,399,164)	(1,258,382)	(25,213,746)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,318,262	$78,857,552	2,222,732	$44,700,083

Year Ended October 31	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	367,029	$8,769,710	--	$--
Shares redeemed	(46,473)	(1,098,910)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	320,556	$7,670,800	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,104,511	$386,306,898	10,230,263	$204,626,721

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, capital gains tax expense and net operating loss.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In-Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains
$(88,355)	$14,600,966	$(14,512,611)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$5,217,547	$19,125,482
Long-term capital gains	$5,028,761	$ 5,114,441

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,574,602
Undistributed long-term capital gain	$47,782,766
Net unrealized appreciation	$167,136,419
Other temporary adjustments	$(297,219)

At October 31, 2006, the cost of investments for federal tax purposes was $1,144,652,442. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $167,145,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $220,102,954 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,957,669.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. For the year ended October 31, 2006, the Adviser voluntarily waived $1,318,747 of its fee. In addition, the Adviser reimbursed $630,470 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2006, the Sub-Adviser earned a sub-adviser fee of $10,489,134.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the year ended October 31, 2006, FSC voluntarily waived $194,930 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $1,865,276 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2006, FSC retained $14,199 in sales charges from the sale of Class A Shares. FSC also retained $11,428 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended October 31, 2006, FSSC voluntarily reimbursed $2,591 of shareholder services fees. For the year ended October 31, 2006, FSSC received $28,278 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$720,468,056
Sales	$432,149,081

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2006, the amount of long-term capital gains designated by the Fund was $5,028,761.

For the fiscal year ended October 31, 2006, 14.08% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2006, 10.69% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Small Cap Fund (the "Fund") (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN SMALL CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172537

35936 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund

Established 1998

A Portfolio of Federated Equity Funds

8TH ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$8.13		$7.56		$7.37		$ 6.47		$7.95
Income From Investment Operations:
Net investment income (loss)	(0.03	) [2]	0.01	[2]	(0.02	) [2]	(0.03	) [2]	(0.04	) [2]
Net realized and unrealized gain (loss) on investments	0.43		0.56		0.21		0.93		(1.44)
TOTAL FROM INVESTMENT OPERATIONS	0.40		0.57		0.19		0.90		(1.48)
Net Asset Value, End of Period	$8.53		$8.13		$7.56		$7.37		$6.47
Total Return [3]	4.92%		7.54%		2.58%		13.91%		(18.62)%

Ratios to Average Net Assets:
Net expenses	1.55	% [4]	1.45	% [4]	1.44	% [4]	1.56	% [4]	1.46	% [4]
Net investment income (loss)	(0.38)%		0.07%		(0.31)%		(0.44)%		(0.47)%
Expense waiver/reimbursement [5]	0.02%		0.02%		0.01%		0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$95,178		$104,837		$144,921		$148,090		$144,499
Portfolio turnover	166%		128%		103%		126%		233%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.52%, 1.45%, 1.43%, 1.54% and 1.44% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.76		$7.26		$7.13		$6.31		$7.82
Income From Investment Operations:
Net investment income (loss)	(0.09	) [2]	(0.05	) [2]	(0.08)	[2]	(0.08)	[2]	(0.09)	[2]
Net realized and unrealized gain (loss) on investments	0.41		0.55		0.21		0.90		(1.42)
TOTAL FROM INVESTMENT OPERATIONS	0.32		0.50		0.13		0.82		(1.51)
Net Asset Value, End of Period	$8.08		$7.76		$7.26		$7.13		$6.31
Total Return [3]	4.12%		6.89%		1.82%		13.00%		(19.31)%

Ratios to Average Net Assets:
Net expenses	2.30	% [4]	2.20	% [4]	2.19	% [4]	2.31	% [4]	2.21	% [4]
Net investment income (loss)	(1.12)%		(0.69)%		(1.06)%		(1.19)%		(1.22)%
Expense waiver/reimbursement [5]	0.02%		0.02%		0.01%		0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,008		$78,152		$95,901		$116,166		$121,572
Portfolio turnover	166%		128%		103%		126%		233%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.27%, 2.19%, 2.18%, 2.29% and 2.19% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.76		$7.26		$7.13		$6.31		$7.82
Income From Investment Operations:
Net investment income (loss)	(0.09	) [2]	(0.05	) [2]	(0.08)	[2]	(0.08)	[2]	(0.09)	[2]
Net realized and unrealized gain (loss) on investments	0.41		0.55		0.21		0.90		(1.42)
TOTAL FROM INVESTMENT OPERATIONS	0.32		0.50		0.13		0.82		(1.51)
Net Asset Value, End of Period	$8.08		$7.76		$7.26		$7.13		$6.31
Total Return [3]	4.12%		6.89%		1.82%		13.00%		(19.31)%

Ratios to Average Net Assets:
Net expenses	2.29	% [4]	2.20	% [4]	2.19	% [4]	2.31	% [4]	2.21	% [4]
Net investment income (loss)	(1.12)%		(0.69)%		(1.06)%		(1.19)%		(1.22)%
Expense waiver/reimbursement [5]	0.02%		0.02%		0.01%		0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,660		$12,007		$13,866		$15,444		$16,067
Portfolio turnover	166%		128%		103%		126%		233%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.26%, 2.19%, 2.18%, 2.29% and 2.19% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$979.30	$7.73
Class B Shares	$1,000	$975.80	$11.45
Class C Shares	$1,000	$977.00	$11.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.39	$7.88
Class B Shares	$1,000	$1,013.61	$11.67
Class C Shares	$1,000	$1,013.71	$11.57

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.55%
Class B Shares	2.30%
Class C Shares	2.28%

Management's Discussion of Fund Performance

For the 12-month period ending October 31, 2006, Class A Shares of the Federated Large Cap Growth Fund appreciated by 4.92% on a total return basis (based on net asset value). This performance underperformed the Russell 1000 Growth Index 1 which gained 10.84%. The total return for Class B Shares and Class C Shares was 4.12%.

The equity market experienced significant return volatility during the year as economic data, interest rates and commodity prices moved significantly during the 12-month reporting period. During the last few months of 2005 and into January 2006, the market posted strong performance on positive economic data. As we entered the spring and summer months, the market took a breather as further Federal Reserve Board (the "Fed") interest rate tightenings and high oil prices created fears of a potential economic slowdown. As we exited the summer months into autumn, the market again rallied on an interest rate pause by the Fed and a significant drop in oil prices.

On the positive side, the fund benefited from an overweight in Materials versus the fund's benchmark, the Russell 1000 Growth Index and some very positive stock selection. Driving some of the positive performance in this group included names such as United States Steel , Georgia Pacific and Newmont Mining .. These three stocks alone added 162 basis points to relative performance versus the Russell 1000 Growth Index. Also adding positive results was good stock selection in Retail. Names such as Best Buy , Abercrombie & Fitch , Kohls , Lowes and Amazon posted double digit returns during the year and added 89 basis points of relative performance.

1 Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

Unfortunately, the funds positive performance in Materials and Retail was more than offset by poor performance in Technology and Industrials. Technology was plagued by a slight overweight as well as poor stock selection. Underperforming names in this sector such as Marvell Technologies , Yahoo , Qualcomm , Citrix Systems and Nokia cost the fund over 200 basis points of relative performance versus the Russell 1000 Growth Index. Much of this poor performance was driven by slowing demand and rising inventories in this sector. In Industrials, an underweight in this sector cost the fund 92 basis points on a relative basis. Also contributing to the poor performance in this group was Joy Global .. The company's future outlook was questioned by the market as energy prices declined significantly over the latter part of the year.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class A Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2006, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF) 3 ..

Average Annual Total Returns [4] for the Period Ended 10/31/2006
1 Year	(0.81)%
5 Years	0.28%
Start of Performance (12/29/1998)	(2.71)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and, unlike the Fund, is not affected by cashflows. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. It is not possible to invest directly in an index.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class B Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2006, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF) 3 ..

Average Annual Total Returns [4] for the Period Ended 10/31/2006
1 Year	(1.38)%
5 Years	0.26%
Start of Performance (12/29/1998)	(2.68)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The R1000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and unlike the Fund, is not affected by cashflows. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. It is not possible to invest directly in an index.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class C Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2006, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF) 3 ..

Average Annual Total Returns [4] for the Period Ended 10/31/2006
1 Year	2.07%
5 Years	0.45%
Start of Performance (12/29/1998)	(2.80)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 invested minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The R1000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and unlike the Fund, is not affected by cashflows. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. It is not possible to invest directly in an index.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	25.0%
Health Care	22.8%
Industrials	13.1%
Consumer Discretionary	10.5%
Consumer Staples	10.2%
Financials	9.9%
Energy	4.7%
Utilities	1.8%
Materials	1.2%
Cash Equivalents [2]	2.3%
Securities Lending Collateral [3]	11.7%
Other Assets and Liabilities--Net [4]	(13.2)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares			Value
		COMMON STOCKS--99.2%
		Consumer Discretionary--10.5%
30,000		Abercrombie & Fitch Co., Class A	$2,299,500
52,600	[1,2]	Amazon.com, Inc.	2,003,534
53,800	[1]	Coach, Inc.	2,132,632
32,800		Home Depot, Inc.	1,224,424
505		Interpublic Group, Inc.	5,510
45,000	[1]	MGM Mirage	1,935,900
27,000		McDonald's Corp.	1,131,840
152,600		News Corp., Inc.	3,181,710
54,800		Target Corp.	3,243,064
		TOTAL	17,158,114
		Consumer Staples--10.2%
34,300		Altria Group, Inc.	2,789,619
27,700		Brown-Forman Corp., Class B	1,999,663
80,000		CVS Corp.	2,510,400
40,000		Colgate-Palmolive Co.	2,558,800
49,600		Kellogg Co.	2,495,376
70,000		PepsiCo, Inc.	4,440,800
		TOTAL	16,794,658
		Energy--4.7%
24,500		Apache Corp.	1,600,340
51,100		Chesapeake Energy Corp.	1,657,684
30,700	[1]	Transocean Sedco Forex, Inc.	2,226,978
55,000	[1]	Weatherford International Ltd.	2,259,400
		TOTAL	7,744,402
Shares			Value
		COMMON STOCKS--continued
		Financials--9.9%
19,500		Ambac Financial Group, Inc.	$1,628,055
37,000		CIT Group, Inc.	1,925,850
45,000		Capital One Financial Corp.	3,569,850
69,600	[2]	Commerce Bancorp, Inc.	2,430,432
12,400	[2]	Goldman Sachs Group, Inc.	2,353,396
35,000		Morgan Stanley	2,675,050
30,900		RenaissanceRe Holdings Ltd.	1,680,960
		TOTAL	16,263,593
		Health Care--22.8%
80,000	[1]	Amgen, Inc.	6,072,800
56,900		Baxter International, Inc.	2,615,693
36,500		Cardinal Health, Inc.	2,388,925
26,100	[1,2]	Cephalon, Inc.	1,831,698
45,600	[1]	Express Scripts, Inc., Class A	2,905,632
22,800	[1]	Forest Laboratories, Inc., Class A	1,115,832
24,800	[1]	Gilead Sciences, Inc.	1,708,720
90,000		Johnson & Johnson	6,066,000
30,700	[1]	Medco Health Solutions, Inc.	1,642,450
69,500		Medtronic, Inc.	3,383,260
36,000		Roche Holding AG, ADR	3,166,200
35,100	[1]	Vertex Pharmaceuticals, Inc.	1,425,060
59,200		Wyeth	3,020,976
		TOTAL	37,343,246
Shares			Value
		COMMON STOCKS--continued
		Industrials--13.1%
90,000		CSX Corp.	$3,210,300
20,000		Fluor Corp.	1,568,600
179,700		General Electric Co.	6,309,267
26,000		Lockheed Martin Corp.	2,260,180
19,800		Textron Inc.	1,800,414
66,500		United Technologies Corp.	4,370,380
50,000		Waste Management, Inc.	1,874,000
		TOTAL	21,393,141
		Information Technology--25.0%
21,500	[1]	Apple Computer, Inc.	1,743,220
100,000		Applied Materials, Inc.	1,739,000
19,805	[1]	Autodesk, Inc.	727,834
90,000	[1]	Cisco Systems, Inc.	2,171,700
69,600	[1]	Citrix Systems, Inc.	2,055,288
167,800	[1]	EMC Corp. Mass	2,055,550
31,200	[1]	Electronic Arts, Inc.	1,650,168
11,500	[1,2]	Google Inc.	5,478,485
94,000	[2]	Hewlett-Packard Co.	3,641,560
121,200	[1]	Marvell Technology Group Ltd.	2,215,536
144,300		Microsoft Corp.	4,142,853
122,800		Motorola, Inc.	2,831,768
128,400		Nokia Oyj, Class A, ADR	2,552,592
57,100		Paychex, Inc.	2,254,308
84,100		Qualcomm, Inc.	3,060,399
100,000	[1,2]	Yahoo, Inc.	2,634,000
		TOTAL	40,954,261
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--1.2%
33,000		Praxair, Inc.	$1,988,250
		Utilities--1.8%
65,000		Edison International	2,888,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,156,922)	162,528,265
		REPURCHASE AGREEMENTS--14.0%
$10,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).	10,000,000
9,217,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	9,217,000
3,685,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	3,685,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	22,902,000
		TOTAL INVESTMENTS--113.2% (IDENTIFIED COST $167,058,922) [3]	185,430,265
		OTHER ASSETS AND LIABILITIES - NET--(13.2)%	(21,583,662)
		TOTAL NET ASSETS--100%	$163,846,603

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for income tax purposes amounts to $168,222,922.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Total investments in securities, at value including $18,691,768 of securities loaned (identified cost $167,058,922)		$185,430,265
Cash		1,406
Income receivable		37,324
Receivable for investments sold		1,127,911
Receivable for shares sold		121,115
TOTAL ASSETS		186,718,021
Liabilities:
Payable for investments purchased	$2,922,217
Payable for shares redeemed	399,614
Payable for shareholder services fee (Note 5)	6,570
Payable for distribution services fee (Note 5)	74,754
Payable for collateral due to broker	19,217,000
Accrued expenses	251,263
TOTAL LIABILITIES		22,871,418
Net assets for 19,650,145 shares outstanding		$163,846,603
Net Assets Consist of:
Paid-in capital		$554,798,530
Net unrealized appreciation of investments		18,371,343
Accumulated net realized loss on investments		(409,323,270)
TOTAL NET ASSETS		$163,846,603
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($95,178,224 ÷ 11,151,989 shares outstanding), no par value, unlimited shares authorized		$8.53
Offering price per share (100/94.50 of $8.53) [1]		$9.03
Redemption proceeds per share		$8.53
Class B Shares:
Net asset value per share ($59,007,905 ÷ 7,302,597 shares outstanding), no par value, unlimited shares authorized		$8.08
Offering price per share		$8.08
Redemption proceeds per share (94.50/100 of $8.08) [1]		$7.64
Class C Shares:
Net asset value per share ($9,660,474 ÷ 1,195,559 shares outstanding), no par value, unlimited shares authorized		$8.08
Offering price per share (100/99.00 of $8.08) [1]		$8.16
Redemption proceeds per share (99.00/100 of $8.08) [1]		$8.00

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $844)			$1,987,308
Interest (including income on securities loaned of $3,393)			110,953
TOTAL INCOME			2,098,261
Expenses:
Investment adviser fee (Note 5)		$1,376,810
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		11,642
Transfer and dividend disbursing agent fees and expenses		588,535
Directors'/Trustees' fees		2,833
Auditing fees		26,520
Legal fees		8,410
Portfolio accounting fees		77,856
Distribution services fee--Class A Shares (Note 5)		257,531
Distribution services fee--Class B Shares (Note 5)		520,190
Distribution services fee--Class C Shares (Note 5)		84,027
Shareholder services fee--Class B Shares (Note 5)		173,397
Shareholder services fee--Class C Shares (Note 5)		26,798
Share registration costs		47,705
Printing and postage		49,098
Insurance premiums		8,316
Miscellaneous		4,123
TOTAL EXPENSES		3,493,791
Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(4,077)
Waiver of administrative personnel and services fee	(43,165)
Fees paid indirectly from directed brokerage arrangements	(51,228)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(98,470)
Net expenses			3,395,321
Net investment income (loss)			(1,297,060)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			16,740,121
Net change in unrealized appreciation of investments			(7,326,819)
Net realized and unrealized gain on investments			9,413,302
Change in net assets resulting from operations			$8,116,242

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,297,060)	$(608,377)
Net realized gain on investments	16,740,121	16,328,739
Net change in unrealized appreciation/depreciation of investments	(7,326,819)	2,254,705
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,116,242	17,975,067
Share Transactions:
Proceeds from sale of shares	49,129,785	39,930,819
Cost of shares redeemed	(88,395,691)	(117,597,335)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,265,906)	(77,666,516)
Change in net assets	(31,149,664)	(59,691,449)
Net Assets:
Beginning of period	194,996,267	254,687,716
End of period (including accumulated net investment income (loss) of $0 and $(1,164), respectively)	$163,846,603	$194,996,267

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the
"Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$18,691,768	$19,217,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,729,186	$40,006,220	4,045,776	$32,488,458
Shares redeemed	(6,469,937)	(54,266,473)	(10,331,242)	(83,289,957)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,740,751)	$(14,260,253)	(6,285,466)	$(50,801,499)

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	817,094	$6,586,511	648,423	$4,995,635
Shares redeemed	(3,589,356)	(28,797,579)	(3,778,874)	(29,100,067)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,772,262)	$(22,211,068)	(3,130,451)	$(24,104,432)

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	312,423	$2,537,054	319,358	$2,446,726
Shares redeemed	(664,929)	(5,331,639)	(680,783)	(5,207,311)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(352,506)	$(2,794,585)	(361,425)	$(2,760,585)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,865,519)	$(39,265,906)	(9,777,342)	$(77,666,516)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, litigation payments, and REIT adjustments.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(1,297,060)	$1,298,224	$(1,164)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$17,207,343
Capital loss carryforward	$(408,159,270)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

At October 31, 2006, the cost of investments for federal tax purposes was $168,222,922. The net unrealized appreciation of investments for federal tax purposes was $17,207,343. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,243,134 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,035,791.

At October 31, 2006, the Fund had a capital loss carryforward of $408,159,270 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 15,345,715
2009	$294,478,872
2010	$ 76,646,626
2011	$ 21,688,057

The Fund used capital loss carryforwards of $15,898,167 to offset taxable capital gains realized during the year ended October 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to August 21, 2006, the Fund's investment adviser was Federated Global Investment Management Corp. (FGIMC). The fee received by FGIMC was identical to that received by FEMCOPA. FEMCOPA and FGIMC may voluntarily waive and/or reimburse any portion of their fees. FEMCOPA can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended October 31, 2006, the fees paid to FEMCOPA and FGIMC were $238,917 and $1,137,893, respectively. For the year ended October 31, 2006, FGIMC reimbursed $4,077 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2006, the net fee paid to FAS was 0.102% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $180,589 fees paid by the Fund.

Sales Charges

For the year ended October 31, 2006, FSC retained $6,294 in sales charges from the sale of Class A Shares. FSC also retained $782 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended October 31, 2006, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2006, Class A Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2006, the Fund's expenses were reduced by $51,228 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$302,801,761
Sales	$343,477,419

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended October 31, 2004 and October 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2004 and October 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending October 31, 2006. During the Fund's fiscal years ended October 31, 2004 and October 31, 2005 and the interim period commencing November 1, 2005 and ending August 18, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED LARGE CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Federated Large Cap Growth Fund (the "Fund") a portfolio of Federated Equity Funds, as of October 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for the periods presented prior to November 1, 2005, were audited by other auditors whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Large Cap Growth Fund as of October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
December 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA Trustee Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12,1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED LARGE CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

G02516-01 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

6TH ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	20061		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.48		$13.48		$12.32		$10.77		$11.14
Income From Investment Operations:
Net investment income	0.38		0.20		0.24	2	0.44		0.39	3
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.05)		0.31		1.26		1.57		(0.30	)3
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.51		1.50		2.01		0.09
Less Distributions:
Distributions from net investment income	(0.32)		(0.32)		(0.34)		(0.40)		(0.42)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.80)		(0.19)		--		(0.06)		(0.04)
TOTAL DISTRIBUTIONS	(1.12)		(0.51)		(0.34)		(0.46)		(0.46)
Net Asset Value, End of Period	$12.69		$13.48		$13.48		$12.32		$10.77
Total Return4	2.64%		3.89%		12.29%		19.09%		0.56%

Ratios to Average Net Assets:
Net expenses	1.22	%5	1.24	%5	1.23	%5	1.29	%5	1.31	%5
Net investment income	3.09%		1.64%		1.83%		3.90%		3.90	%3
Expense waiver/reimbursement6	0.01%		0.01%		0.01%		0.00	%7	0.00	%7
Supplemental Data:
Net assets, end of period (000 omitted)	$1,498,881		$1,377,618		$997,231		$480,376		$189,611
Portfolio turnover	124%		61%		85%		115%		105%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.75% to 3.90%.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.22%, 1.24%, 1.23%, 1.28% and 1.31% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	20061		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.42		$13.42		$12.27		$10.74		$11.12
Income From Investment Operations:
Net investment income	0.31		0.10		0.14	2	0.34		0.35	3
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.08)		0.31		1.25		1.57		(0.35	)3
TOTAL FROM INVESTMENT OPERATIONS	0.23		0.41		1.39		1.91		0.00
Less Distributions:
Distributions from net investment income	(0.22)		(0.22)		(0.24)		(0.32)		(0.34)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.80)		(0.19)		--		(0.06)		(0.04)
TOTAL DISTRIBUTIONS	(1.02)		(0.41)		(0.24)		(0.38)		(0.38)
Net Asset Value, End of Period	$12.63		$13.42		$13.42		$12.27		$10.74
Total Return4	1.88%		3.15%		11.46%		18.16%		(0.19)%

Ratios to Average Net Assets:
Net expenses	1.97	%5	1.99	%5	1.98	%5	2.04	%5	2.06	%5
Net investment income	2.34%		0.89%		1.08%		3.14%		3.30	%3
Expense waiver/reimbursement6	0.01%		0.00	%7	0.01%		0.00	%7	0.00	%7
Supplemental Data:
Net assets, end of period (000 omitted)	$419,028		$459,181		$391,890		$248,695		$115,531
Portfolio turnover	124%		61%		85%		115%		105%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.16% to 3.30%.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.97%, 1.99%, 1.98%, 2.03% and 2.06% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	20061		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.39		$13.40		$12.25		$10.73		$11.11
Income From Investment Operations:
Net investment income	0.29		0.12		0.14	2	0.32		0.36	3
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.05)		0.29		1.26		1.58		(0.36	)3
TOTAL FROM INVESTMENT OPERATIONS	0.24		0.41		1.40		1.90		0.00
Less Distributions:
Distributions from net investment income	(0.23)		(0.23)		(0.25)		(0.32)		(0.34)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.80)		(0.19)		--		(0.06)		(0.04)
TOTAL DISTRIBUTIONS	(1.03)		(0.42)		(0.25)		(0.38)		(0.38)
Net Asset Value, End of Period	$12.60		$13.39		$13.40		$12.25		$10.73
Total Return4	1.91%		3.10%		11.54%		18.11%		(0.20)%

Ratios to Average Net Assets:
Net expenses	1.97	%5	1.99	%5	1.98	%5	2.04	%5	2.06	%5
Net investment income	2.35%		0.89%		1.07%		3.04%		3.29	%3
Expense waiver/reimbursement6	0.01%		0.00	%7	0.01%		0.00	%7	0.00	%7
Supplemental Data:
Net assets, end of period (000 omitted)	$991,565	$879,348		$554,661		$189,539			$56,586
Portfolio turnover	124%		61%		85%		115%		105%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.15% to 3.29%.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.97%, 1.99%, 1.98%, 2.03% and 2.06% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$1,000.60	$6.20
Class B Shares	$1,000	$ 997.50	$9.97
Class C Shares	$1,000	$ 996.80	$9.97
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$ 6.26
Class B Shares	$1,000	$1,015.22	$10.06
Class C Shares	$1,000	$1,015.22	$10.06

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	1.98%
Class C Shares	1.98%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the fiscal year ended October 31, 2006 was 2.64% for Class A Shares, 1.88% for Class B Shares, and 1.91% for Class C Shares. The total return for a market benchmark of 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (the "Index") was 16.30% for the same period.1 The fund's total return for the fiscal year reflected actual cash flows, transaction costs, and other expenses which were not reflected in the total return of the Index. The Lipper Flexible Fund Average return for the same period was 11.98%.2

The following discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

Despite historically high valuations for stocks, unprecedented debt relative to the size of the U.S. economy, and considerable geopolitical risks, stocks had strong returns. Market participants were supported by record corporate profits relative to U.S. economic output, and by record share buybacks by corporations and private-equity firms. This trend continued into the second half of the reporting period as the Federal Reserve Board appeared to reach the end of its rate-increase cycle on the Federal Funds Target Rate. This, coupled with exceptional returns in a number of sectors, was good news for the markets, and resulted in increased valuations. For the 12-month reporting period, the Standard & Poor's 500 Index3 had a total return of 16.33%. The effect on the fund was negative, given the fund's emphasis on capital preservation during ebullient market periods. Foreign currency movements were a modest positive for the fund during the reporting period as the U.S. dollar declined against most currencies, and the fund's international holdings became worth more when measured in U.S. dollar terms.4

1 The 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. Merrill Lynch 91 Day Treasury Bill Index measures the return on U.S. Treasury Bills maturing in 90 days. Indexes are unmanaged and it is not possible to invest directly in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.

4 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

FUND PERFORMANCE

The fund's strategy is an unconventional one that includes holding substantial cash reserves and using put options to emphasize capital preservation when market risks seem high. This will cause the fund's returns to lag those of market benchmarks and peers during periods of sharply rising stock prices. In addition, the fund tends to have substantial non-U.S. investments that are generally not hedged against changes in currency values. Periods of rising values of the U.S. dollar in foreign exchange markets will cause currency losses on the fund's non-U.S. investments as foreign market prices become worth less when converted into (more expensive) U.S. dollars. (The reverse would cause currency gains for the fund's foreign holdings.)

The fund was positioned, especially entering the late summer of 2006, to benefit from a significant decline in U.S. equity prices. The fund had substantial cash reserves in addition to as much as 4% of assets in put options as a hedge5 against an anticipated decline in stock prices. The put options on U.S. equity indexes would increase in value if stock prices fell. When the market rose instead during September and October, the fund had losses on the put options that aggravated the missed profit opportunity from holding cash reserves and short-term government notes instead of holding more stocks. The rationale for the fund's strategy was that market bubble history and market valuation history in general supported a highly risk-averse strategy during the reporting period. Market valuations remained at high levels that corresponded to market peaks historically, and bubble history indicated that the bear market of 2000-2002 ended prematurely before the cycle was completed. In addition, the fund's substantial holdings in gold stocks declined in value as gold prices fell along with commodity prices in general. These factors combined to impede the fund's overall performance.

In terms of currency impact on the fund, the general decline in the foreign-exchange value of the U.S. dollar had a marginally positive impact on the fund, as it enhanced the U.S.-dollar based returns of the fund's foreign holdings relative to their local market returns, as foreign returns were converted into more (cheaper) U.S. dollars.

The most positive contributor to the fund's performance was Daiichi-Sankyo, a Japanese drug company. The worst contributor to fund performance was from put options on the S&P 500 Index.

5 Hedging strategies can result in increased expenses and losses to the fund.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class A Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2006, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns3 for the Period Ended 10/31/2006
1 Year	(2.97)%
5 Years	6.26%
Start of Performance (12/4/2000)	7.91%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class B Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2006, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns3 for the Period Ended 10/31/2006
1 Year	(3.29)%
5 Years	6.36%
Start of Performance (12/4/2000)	8.03%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000/30%ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class C Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2006, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns3 for the Period Ended 10/31/2006
1 Year	(0.08)%
5 Years	6.46%
Start of Performance (12/4/2000)	7.95%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's portfolio composition1 by asset class was as follows:

Percentage of Total Net Assets
U.S. Fixed-Income Securities	32.2%
International Equity/Hybrid Securities2	18.8%
U.S. Equity/Hybrid Securities2	8.4%
International Fixed-Income Securities	1.5%
Put Options	1.2%
Cash Equivalents3	37.6%
Other Assets and Liabilities4--Net	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Equity securities include securities convertible into equity securities.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--16.9%
		Diversified Telecommunication Services--0.8%
65,000		Swisscom AG	$22,702,062
		Energy Equipment & Services--1.1%
1,370,000		Patterson-UTI Energy, Inc.	31,784,000
		Metals & Mining--9.3%
2,025,000		Anglogold Ltd., ADR	86,204,250
2,430,000		Barrick Gold Corp.	75,330,000
2,000,000		Gold Fields Ltd., ADR	33,520,000
1,644,600		Newmont Mining Corp.	74,451,042
		TOTAL	269,505,292
		Oil Gas & Consumable Fuels--3.0%
1,593,000		Pogo Producing Co.	71,286,750
475,000		Sasol Ltd., ADR	16,249,750
		TOTAL	87,536,500
		Pharmaceuticals--1.8%
600,000		Sanofi-Aventis	51,000,938
		Wireless Telecommunication Services--0.9%
18,000		NTT DoCoMo, Inc.	27,549,057
		TOTAL COMMON STOCKS (IDENTIFIED COST $470,988,207)	490,077,849
		GOVERNMENTS/AGENCIES--1.5%
320,685,000		South Africa, Government of, Bond, 10.00%, 2/28/2008 (IDENTIFIED COST $45,139,846)	44,236,872
		HYBRID NOTES--10.3%
		Energy--2.3%
$991,572		Citigroup Funding, Inc., Equity-Linked Notes (Pioneer Natural Resources)	41,210,228
624,000		Credit Suisse First Boston, NY, Equity-Linked Notes (Newfield Exploration)	25,334,400
		TOTAL	66,544,628
Principal Amount or Shares			Value in U.S. Dollars
		HYBRID NOTES--continued
		Metals & Mining--8.0%
$2,004,183	1,2	Allegro Investment Corp. SA, Equity -Linked Notes (Newcast Mining)	$34,501,150
3,250,000		Credit Suisse First Boston, NY, Equity-Linked Notes (Goldcorp)	80,453,750
679,340	1,2	Goldman Sachs Group, Inc., Conv. Pfd. (Pan American Silver)	13,864,650
1,725,998		Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)	30,135,925
1,808,000	1,2	Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)	30,871,600
1,620,615	1,2	Morgan Stanley & Co., Inc., PERCS (Goldcorp)	43,084,050
		TOTAL	232,911,125
		TOTAL HYBRID NOTES (IDENTIFIED COST $281,104,863)	299,455,753
		U.S. TREASURY--32.2%
55,500,000		United States Treasury Note, 3.00%, 11/15/2007	54,442,220
85,000,000		United States Treasury Note, 4.00%, 8/31/2007	84,322,652
80,000,000		United States Treasury Note, 4.25%, 10/31/2007	79,481,248
60,000,000		United States Treasury Note, 4.25%, 11/30/2007	59,592,756
75,000,000		United States Treasury Note, 4.375%, 12/31/2007	74,573,318
100,000,000		United States Treasury Note, 4.50%, 2/15/2009	99,651,690
85,000,000		United States Treasury Note, 4.875%, 4/30/2008	85,110,024
132,600,000		United States Treasury Note, 4.875%, 4/30/2011	134,157,573
135,000,000		United States Treasury Note, 4.875%, 5/15/2009	135,759,159
130,000,000		United States Treasury Note, 5.125%, 6/30/2008	130,755,248
		TOTAL U.S. TREASURY (IDENTIFIED COST $934,731,764)	937,845,888
		PURCHASED PUT OPTIONS--1.2%
		Financials--1.2%
1,800	3	S&P 500 Index; Strike Price $1400, Expiration Date 3/19/2007	7,083,000
5,400	3	S&P 500 Index; Strike Price $1425, Expiration Date 3/19/2007	27,945,000
		TOTAL	35,028,000
		Internet Software & Services--0.0%
8,000	3	Akamai Technologies, Inc.; Strike Price $45, Expiration Date 11/18/2006	820,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $48,521,618)	35,848,000
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENTS--37.6%
$700,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 9/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,821.	$700,000,000
393,917,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	393,917,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,093,917,000
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $2,874,403,298)4	2,901,381,362
		OTHER ASSETS AND LIABILITIES - NET--0.3%	8,091,974
		TOTAL NET ASSETS--100%	$2,909,473,336

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $122,321,450, which represented 4.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $122,321,450, which represented 4.2% of total net assets.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $2,872,794,237.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities	$1,807,464,362
Investments in repurchase agreements	1,093,917,000
Total investments in securities, at value (identified cost $2,874,403,298)		$2,901,381,362
Cash		51,727
Cash dominated in foreign currencies (identified cost $28,923,719)		30,144,949
Income receivable		12,576,653
Receivable for shares sold		8,949,115
TOTAL ASSETS		2,953,103,806
Liabilities:
Payable for investments purchased	31,091,716
Payable for shares redeemed	9,242,425
Payable for distribution services fee (Note 5)	898,315
Payable for shareholder services fee (Note 5)	1,512,313
Accrued expenses	885,701
TOTAL LIABILITIES		43,630,470
Net assets for 229,991,270 shares outstanding		$2,909,473,336
Net Assets Consist of:
Paid-in capital		$2,891,348,481
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		28,346,509
Accumulated net realized loss on investments, options and foreign currency transactions		(27,032,458)
Undistributed net investment income		16,810,804
TOTAL NET ASSETS		$2,909,473,336
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,498,880,876 ÷ 118,096,830 shares outstanding), no par value, unlimited shares authorized		$12.69
Offering price per share (100/94.50 of $12.69)1		$13.43
Redemption proceeds per share		$12.69
Class B Shares:
Net asset value per share ($419,027,521 ÷ 33,182,273 shares outstanding), no par value, unlimited shares authorized		$12.63
Offering price per share		$12.63
Redemption proceeds per share (94.50/100 of $12.63)1		$11.94
Class C Shares:
Net asset value per share ($991,564,939 ÷ 78,712,167 shares outstanding), no par value, unlimited shares authorized		$12.60
Offering price per share (100/99.00 of $12.60)1		$12.73
Redemption proceeds per share (99.00/100 of $12.60)1		$12.47

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $1,140,162)			$33,900,302
Interest			86,626,761
TOTAL INCOME			120,527,063
Expenses:
Investment adviser fee (Note 5)		$20,934,048
Administrative personnel and services fee (Note 5)		2,221,603
Custodian fees		277,859
Transfer and dividend disbursing agent fees and expenses		3,133,651
Directors'/Trustees' fees		18,715
Auditing fees		27,771
Legal fees		10,836
Portfolio accounting fees		201,793
Distribution services fee--Class B Shares (Note 5)		3,312,744
Distribution services fee--Class C Shares (Note 5)		6,939,520
Shareholder services fee--Class A Shares (Note 5)		3,544,253
Shareholder services fee--Class B Shares (Note 5)		1,104,248
Shareholder services fee--Class C Shares (Note 5)		2,312,198
Share registration costs		172,059
Printing and postage		261,405
Insurance premiums		22,085
Miscellaneous		8,548
TOTAL EXPENSES		44,503,336
Waiver and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(94,704)
Fees paid indirectly from directed brokerage arrangements	(29,418)
TOTAL WAIVER AND EXPENSE REDUCTION		(124,122)
Net expenses			44,379,214
Net investment income			76,147,849
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investments, options and foreign currency transactions			(29,683,906)
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			2,014,748
Net realized and unrealized loss on investments, options and foreign currency transactions			(27,669,158)
Change in net assets resulting from operations			$48,478,691

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$76,147,849	$30,093,536
Net realized gain (loss) on investments, options and foreign currency transactions	(29,683,906)	162,740,379
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	2,014,748	(101,787,161)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	48,478,691	91,046,754
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(36,496,732)	(27,869,225)
Class B Shares	(7,603,124)	(7,160,148)
Class C Shares	(16,655,678)	(11,675,931)
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(81,431,367)	(13,822,945)
Class B Shares	(27,238,999)	(5,496,489)
Class C Shares	(52,791,659)	(7,925,043)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(222,217,559)	(73,949,781)
Share Transactions:
Proceeds from sale of shares	1,143,680,710	1,264,081,387
Net asset value of shares issued to shareholders in payment of distributions declared	176,457,959	58,793,620
Cost of shares redeemed	(953,073,165)	(567,608,024)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	367,065,504	755,266,983
Change in net assets	193,326,636	772,363,956
Net Assets:
Beginning of period	2,716,146,700	1,943,782,744
End of period (including undistributed net investment income of $16,810,804 and $1,891,797, respectively)	$2,909,473,336	$2,716,146,700

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

for investments in other open-end regulated investment companies, based on net asset value;

for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	54,038,594	$700,247,395	53,895,455	$712,296,668
Shares issued to shareholders in payment of distributions declared	7,699,119	97,324,303	2,604,349	34,355,446
Shares redeemed	(45,800,364)	(586,153,123)	(28,338,514)	(375,315,081)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	15,937,349	$211,418,575	28,161,290	$371,337,033

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	5,633,613	$72,440,132	10,099,974	$132,791,459
Shares issued to shareholders in payment of distributions declared	2,313,826	29,058,310	778,261	10,208,955
Shares redeemed	(8,977,745)	(114,645,466)	(5,868,696)	(77,317,103)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,030,306)	$(13,147,024)	5,009,539	$65,683,311

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	28,926,211	$370,993,183	31,910,917	$418,993,260
Shares issued to shareholders in payment of distributions declared	3,993,200	50,075,346	1,086,077	14,229,219
Shares redeemed	(19,861,857)	(252,274,576)	(8,749,614)	(114,975,840)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	13,057,554	$168,793,953	24,247,380	$318,246,639
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	27,964,597	$367,065,504	57,418,209	$755,266,983

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, tax adjustments on passive foreign investment companies and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Losses
$(473,308)	$473,308

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income1	$100,855,006	$46,705,304
Long-term capital gains	$121,362,553	$27,244,477

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$16,810,805
Net unrealized appreciation	$36,737,480
Capital loss carryforward	$(35,423,430)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for discount accretion/premium amortization on debt securities and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At October 31, 2006, the cost of investments for federal tax purposes was $2,872,794,237. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $28,587,125. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,395,598 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,808,473.

At October 31, 2006, the Fund had a capital loss carryforward of $35,423,430 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2006, the Sub-Adviser earned a sub-adviser fee of $3,438,090.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended October 31, 2006, Class A Shares did not incur a distribution services fee.

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $3,008,827 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2006, FSC retained $203,670 in sales charges from the sale of Class A Shares. FSC also retained $25,550 of contingent deferred sales charges relating to redemptions of Class A Shares and $58,952 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended October 31, 2006, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2006, the Fund's expenses were reduced by $29,418 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A, Class B and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.00% and 2.00%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$1,510,569,092
Sales	$1,523,630,798

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending October 31, 2006. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004 and the interim period commencing November 1, 2005 and ending August 18, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2006, the amount of long-term capital gains designated by the Fund was $121,362,553.

For the fiscal year ended October 31, 2006, 12.94% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2006, 2.36% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED MARKET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Federated Market Opportunity Fund (the "Fund"), a portfolio of Federated Equity Funds, as of October 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for the periods presented prior to November 1, 2005, were audited by other auditors whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Market Opportunity Fund as of October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
December 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED MARKET OPPORTUNITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26852 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

22ND ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$31.85		$27.44		$25.14		$19.02		$23.34
Income From Investment Operations:
Net investment income (loss)	(0.09	) [2]	(0.10	) [2]	(0.21	) [2]	(0.18	) [2]	(0.13	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.36		4.51		2.51		6.30		(4.19)
TOTAL FROM INVESTMENT OPERATIONS	4.27		4.41		2.30		6.12		(4.32)
Net Asset Value, End of Period	$36.12		$31.85		$27.44		$25.14		$19.02
Total Return [3]	13.41%		16.07	% [4]	9.15	% [5]	32.18%		(18.51)%

Ratios to Average Net Assets:
Net expenses [6]	0.99	% [7]	1.21	% [7]	1.32	% [7]	1.39	% [7]	1.34	% [7]
Net investment income (loss)	(0.25)%		(0.32)%		(0.81)%		(0.86)%		(0.56)%
Expense waiver/reimbursement [8]	0.28%		0.06%		0.00	% [9]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$492,751		$537,322		$486,643		$504,998		$439,072
Portfolio turnover	115%		139%		144%		181%		207%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.07% on the total return. (See Notes to Financial Statements, Note 5.)

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

6 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.99%, 1.19%, 1.31%, 1.36% and 1.32% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$29.13		$25.31		$23.36		$17.80		$22.02
Income From Investment Operations:
Net investment income (loss)	(0.34	) [2]	(0.32	) [2]	(0.38	) [2]	(0.31	) [2]	(0.28	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.98		4.14		2.33		5.87		(3.94)
TOTAL FROM INVESTMENT OPERATIONS	3.64		3.82		1.95		5.56		(4.22)
Net Asset Value, End of Period	$32.77		$29.13		$25.31		$23.36		$17.80
Total Return [3]	12.50%		15.09%		8.35	% [4]	31.24%		(19.16)%

Ratios to Average Net Assets:
Net expenses [5]	1.79	% [6]	2.04	% [6]	2.07	% [6]	2.14	% [6]	2.09	% [6]
Net investment income (loss)	(1.05)%		(1.13)%		(1.56)%		(1.61)%		(1.31)%
Expense waiver/reimbursement [7]	0.26%		0.00	% [8]	0.00	% [8]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$92,883		$129,155		$144,819		$162,097		$147,013
Portfolio turnover	115%		139%		144%		181%		207%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

5 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.78%, 2.02%, 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$29.41		$25.56		$23.59		$17.98		$22.23
Income From Investment Operations:
Net investment income (loss)	(0.33	) [2]	(0.33	) [2]	(0.39	) [2]	(0.31	) [2]	(0.28	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.02		4.18		2.36		5.92		(3.97)
TOTAL FROM INVESTMENT OPERATIONS	3.69		3.85		1.97		5.61		(4.25)
Net Asset Value, End of Period	$33.10		$29.41		$25.56		$23.59		$17.98
Total Return [3]	12.55%		15.06%		8.35	% [4]	31.20%		(19.12)%

Ratios to Average Net Assets:
Net expenses [5]	1.77	% [6]	2.04	% [6]	2.07	% [6]	2.14	% [6]	2.09	% [6]
Net investment income (loss)	(1.03)%		(1.13)%		(1.56)%		(1.61)%		(1.31)%
Expense waiver/reimbursement [7]	0.26%		0.00	% [8]	0.00	% [8]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$29,341		$30,903		$33,015		$35,472		$30,194
Portfolio turnover	115%		139%		144%		181%		207%

1 For the year ended October 31, 2006, the Fund was audited by KPMP LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.08% on the total return.

5 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.77%, 2.02%, 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 957.10	$4.69
Class B Shares	$1,000	$ 953.20	$8.47
Class C Shares	$1,000	$ 953.30	$8.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.42	$4.84
Class B Shares	$1,000	$1,016.53	$8.74
Class C Shares	$1,000	$1,016.59	$8.69

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).The annualized net expense ratios are as follows:

Class A Shares	0.95%
Class B Shares	1.72%
Class C Shares	1.71%

Management's Discussion of Fund Performance

Mid cap growth stocks, as measured by the Russell Midcap Growth Index (RMCGI), 1 were reasonably strong for most of the 12-month reporting period, but monthly returns were negative in the May through July time frame. Mid cap growth stocks lagged mid cap value stocks by 600 basis points and lagged the Standard & Poor's 500 Index 2 by 187 basis points over the fund's 12-month reporting period.

The biggest issue over the past year was the wide variation in energy prices and the impact those changes had on economic growth rate expectations and estimates of inflation.

FUND PERFORMANCE

The fund's total return for the fiscal year ended October 31, 2006 was 13.41% for the Class A Shares, 12.50% for the Class B Shares and 12.55% for the Class C Shares. The total return of the Russell Midcap Growth Index (RMCGI) was 14.51% for the same period. The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the RMCGI.

The fund's performance, compared to the RMCGI, was aided by its overweight in the Consumer Durables and Apparels sector and by stock selection in that sector relative to the RMCGI. Stock selection in the Retailing, Pharmaceutical & Biotech and Real Estate sectors also contributed positively to the fund's performance during the reporting period.

1 RMCGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 ® Growth Index. Investments cannot be made directly in an index.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.

Individual stocks contributing to the fund's performance cut across a variety of sectors and included MEMC Electronic Materials, Inc. (averaged 1.22% of net assets) a producer of silicon wafers which gained 97% during the reporting period; Cephalon, Inc. (averaged 1.49% of net assets) a specialty pharmaceutical manufacturer which gained 70% during the fiscal year; and NII Holdings, Inc. (which averaged 1.55% of net assets) a U.S. based provider of wireless telecommunications services to Latin and South American markets, which rose 56%.

The fund's relative performance was hurt by the fund's stock selection in the Health Care Equipment and Services, Software and Services and Media sectors. Specific fund holdings that detracted from fund performance included Powerwave Technologies, Inc. (averaged 0.22% of net assets) a manufacturer of wireless communications products; Marvell Technology Group (averaged 0.26% of net assets) a designer and manufacturer of integrated circuits; and McAffee Inc. (averaged 0.22% of net assets) a developer and marketer of computer security solutions.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class A Shares) (the "Fund") from October 31, 1996 to October 31, 2006, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Mid-Cap Growth Fund Average (LMCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	7.18%
5 Years	7.90%
10 Years	8.35%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class B Shares) (the "Fund") from October 31, 1996 to October 31, 2006, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Mid-Cap Growth Fund Average (LMCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	7.00%
5 Years	7.98%
10 Years	8.30%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class C Shares) (the "Fund") from October 31, 1996 to October 31, 2006, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Mid-Cap Growth Fund Average (LMCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	10.42%
5 Years	8.07%
10 Years	8.08%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	17.5%
Industrials	16.2%
Information Technology	15.8%
Consumer Discretionary	15.3%
Financials	14.1%
Energy	6.9%
Telecommunication Services	4.2%
Consumer Staples	3.9%
Materials	3.5%
Utilities	0.9%
Securities Lending Collateral [2]	15.2%
Cash Equivalents [3]	1.6%
Other Assets and Liabilities--Net [4]	(15.1)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares			Value
		COMMON STOCKS--98.3%
		Consumer Discretionary--15.3%
76,000		Abercrombie & Fitch Co., Class A	$5,825,400
260,600	[1]	Amazon.com, Inc.	9,926,254
216,700	[1]	Coach, Inc.	8,589,988
139,300	[1,2]	GameStop Corp.	7,112,658
98,300	[1]	Gymboree Corp.	4,567,018
95,800	[1]	MGM Mirage	4,121,316
169,600		McDonald's Corp.	7,109,632
157,200		Mens Wearhouse, Inc.	6,264,420
279,200	[1,2]	NetFlix, Inc.	7,722,672
73,300	[2]	Nordstrom, Inc.	3,470,755
169,500	[1,2]	Payless ShoeSource, Inc.	4,534,125
56,800		Penney (J.C.) Co., Inc.	4,273,064
98,300		Polo Ralph Lauren Corp., Class A	6,979,300
137,600	[2]	Snap-On, Inc.	6,471,328
180,600		TJX Cos., Inc.	5,228,370
76,652	[2]	Tim Horton's, Inc.	2,215,243
		TOTAL	94,411,543
		Consumer Staples--3.9%
99,000		Alberto-Culver Co., Class B	5,030,190
86,500		Brown-Forman Corp., Class B	6,244,435
65,100	[2]	Bunge Ltd.	4,173,561
140,200	[2]	Reynolds American, Inc.	8,855,032
		TOTAL	24,303,218
		Energy--6.9%
113,000	[2]	CONSOL Energy, Inc.	3,999,070
80,400		Cameco Corp.	2,824,452
243,000	[2]	Chesapeake Energy Corp.	7,882,920
93,400	[1]	FMC Technologies, Inc.	5,646,030
90,000	[1]	Grant Prideco, Inc.	3,399,300
108,200		Helmerich & Payne, Inc.	2,591,390
47,900		Noble Corp.	3,357,790
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
107,900	[1]	Southwestern Energy Co.	$3,839,082
79,900	[2]	Tesoro Petroleum Corp.	5,108,806
71,300	[2]	Tidewater, Inc.	3,545,749
		TOTAL	42,194,589
		Financials--14.1%
108,900		Ace Ltd.	6,234,525
63,900	[1,2]	Affiliated Managers Group	6,398,946
72,300	[1]	Arch Capital Group Ltd.	4,648,167
36,900		Bear Stearns Cos., Inc.	5,584,815
291,300	[1,2]	CB Richard Ellis Services, Inc.	8,747,739
85,300		CIT Group, Inc.	4,439,865
129,000		Chubb Corp.	6,856,350
166,900	[2]	Commerce Bancorp, Inc.	5,828,148
188,000	[1]	E*Trade Group, Inc.	4,376,640
139,500		HCC Insurance Holdings, Inc.	4,695,570
120,517		International Securities Exchange Holdings, Inc.	6,188,548
38,100		Kilroy Realty Corp.	2,870,073
105,100		Nationwide Financial Services, Inc., Class A	5,351,692
91,900		RenaissanceRe Holdings Ltd.	4,999,360
39,600		State Street Corp.	2,543,508
147,400		T. Rowe Price Group, Inc.	6,973,494
		TOTAL	86,737,440
		Health Care--17.5%
31,700		Allergan, Inc.	3,661,350
168,300	[2]	AmerisourceBergen Corp.	7,943,760
120,100	[1,2]	Celgene Corp.	6,418,144
131,100	[1,2]	Cephalon, Inc.	9,200,598
83,500	[1]	Covance, Inc.	4,884,750
89,700	[1]	Coventry Health Care, Inc.	4,211,415
105,650	[1]	DaVita, Inc.	5,877,309
73,700	[1]	Express Scripts, Inc., Class A	4,696,164
140,500	[1]	Forest Laboratories, Inc., Class A	6,876,070
63,300	[1]	Genzyme Corp.	4,273,383
104,400	[1]	Henry Schein, Inc.	5,187,636
42,400	[1]	Humana, Inc.	2,544,000
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
145,000		McKesson HBOC, Inc.	$7,263,050
70,000	[1]	Medco Health Solutions, Inc.	3,745,000
68,600		Medicis Pharmaceutical Corp., Class A	2,403,744
214,300	[1]	Medimmune, Inc.	6,866,172
143,000	[1,2]	Sepracor, Inc.	7,401,680
126,500		Shire PLC, ADR	6,938,525
176,400	[1]	Vertex Pharmaceuticals, Inc.	7,161,840
		TOTAL	107,554,590
		Industrials--16.2%
49,100	[1]	Alliant Techsystems, Inc.	3,791,011
17,100		Belden CDT, Inc.	619,020
100,800		CSX Corp.	3,595,536
39,600		Corporate Executive Board Co.	3,556,872
60,000		Eaton Corp.	4,345,800
135,100		Equifax, Inc.	5,137,853
110,600		Expeditors International Washington, Inc.	5,243,546
54,100		Fluor Corp.	4,243,063
114,800	[1]	Foster Wheeler Ltd.	5,160,260
122,900		GATX Corp.	5,354,753
99,800	[1]	General Cable Corp.	3,752,480
47,900	[1]	Jacobs Engineering Group, Inc.	3,618,366
54,475		Joy Global, Inc.	2,130,517
86,000	[1]	Monster Worldwide, Inc.	3,483,860
126,500		Norfolk Southern Corp.	6,650,105
101,800		Northrop Grumman Corp.	6,758,502
94,800		Precision Castparts Corp.	6,452,088
82,300		Rockwell Automation, Inc.	5,102,600
47,800		Textron Inc.	4,346,454
86,000	[1]	URS Corp.	3,475,260
172,000		UTI Worldwide, Inc.	4,446,200
127,200	[1]	WESCO International, Inc.	8,302,344
		TOTAL	99,566,490
		Information Technology--15.8%
654,100		ARM Holdings PLC, ADR	4,290,896
269,112	[1,2]	Acme Packet, Inc.	4,628,726
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
124,178	[1]	Adobe Systems, Inc.	$4,749,809
114,700	[1,2]	Advanced Micro Devices, Inc.	2,439,669
119,200	[1]	Ansys, Inc.	5,483,200
471,900	[1]	Cadence Design Systems, Inc.	8,428,134
234,600	[1]	Ceridian Corp.	5,529,522
132,900	[1]	Citrix Systems, Inc.	3,924,537
93,800	[1]	Cognizant Technology Solutions Corp.	7,061,264
158,900	[1]	CommScope, Inc.	5,070,499
179,700	[1]	Commvault Systems, Inc.	3,211,239
119,900	[1]	Electronic Arts, Inc.	6,341,511
103,200		Global Payments, Inc.	4,510,872
164,400		Harris Corp.	7,003,440
158,500		Jabil Circuit, Inc.	4,550,535
113,200	[1]	MEMC Electronic Materials, Inc.	4,018,600
250,400	[1]	Marvell Technology Group Ltd.	4,577,312
827,400	[1]	Sun Microsystems, Inc.	4,492,782
3,698	[1]	Tellabs, Inc.	38,977
253,800	[1,2]	aQuantive, Inc.	6,898,284
		TOTAL	97,249,808
		Materials--3.5%
212,500		Agrium, Inc.	5,954,250
36,900		Martin Marietta Materials	3,247,200
76,200	[1]	Oregon Steel Mills, Inc.	4,145,280
62,200		Teck Cominco Ltd.	4,583,518
52,400	[2]	United States Steel Corp.	3,542,240
		TOTAL	21,472,488
		Telecommunication Services--4.2%
206,400	[1]	American Tower Systems Corp.	7,434,528
169,500	[1]	Crown Castle International Corp.	5,703,675
194,100	[1]	NII Holdings, Inc.	12,622,323
		TOTAL	25,760,526
		Utilities--0.9%
242,400	[1]	AES Corp.	5,330,376
		TOTAL COMMON STOCKS (IDENTIFIED COST $495,230,088)	604,581,068
Principal Amounts			Value
		REPURCHASE AGREEMENTS--16.8%
$9,779,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	$9,779,000
47,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).	47,000,000
46,741,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	46,741,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	103,520,000
		TOTAL INVESTMENTS--115.1% (IDENTIFIED COST $598,750,088) [3]	708,101,068
		OTHER ASSETS AND LIABILITIES - NET--(15.1)%	(93,126,140)
		TOTAL NET ASSETS--100%	$614,974,928

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

3 The cost of investments for federal tax purposes amounts to $599,213,273.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities		$604,581,068
Investments in repurchase agreements		103,520,000
Total investments in securities, at value including $91,614,033 of securities loaned (identified cost $598,750,088)		708,101,068
Cash		2,040
Income receivable		11,666
Receivable for investments sold		4,093,911
Receivable for shares sold		136,179
TOTAL ASSETS		712,344,864
Liabilities:
Payable for investments purchased	$1,221,564
Payable for shares redeemed	1,704,957
Payable for collateral due to broker	93,741,000
Payable for distribution services fee (Note 5)	78,266
Payable for shareholder services fee (Note 5)	261,752
Accrued expenses	362,397
TOTAL LIABILITIES		97,369,936
Net assets for 17,362,353 shares outstanding		$614,974,928
Net Assets Consist of:
Paid-in capital		$575,609,500
Net unrealized appreciation of investments		109,350,980
Accumulated net realized loss on investments		(69,985,552)
TOTAL NET ASSETS		$614,974,928
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($492,751,491 ÷ 13,641,923 shares outstanding), no par value, unlimited shares authorized		$36.12
Offering price per share (100/94.50 of $36.12) [1]		$38.22
Redemption proceeds per share		$36.12
Class B Shares:
Net asset value per share ($92,882,681 ÷ 2,833,954 shares outstanding), no par value, unlimited shares authorized		$32.77
Offering price per share		$32.77
Redemption proceeds per share (94.50/100 of $32.77) [1]		$30.97
Class C Shares:
Net asset value per share ($29,340,756 ÷ 886,476 shares outstanding), no par value, unlimited shares authorized		$33.10
Offering price per share (100/99.00 of $33.10) [1]		$33.43
Redemption proceeds per share (99.00/100 of $33.10) [1]		$32.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $14,440)			$3,965,441
Interest (including income on securities loaned of $314,440)			1,067,509
TOTAL INCOME			5,032,950
Expenses:
Investment adviser fee (Note 5)		$5,144,749
Administrative personnel and services fee (Note 5)		545,969
Custodian fees		37,784
Transfer and dividend disbursing agent fees and expenses		1,125,840
Directors'/Trustees' fees		6,517
Auditing fees		22,530
Legal fees		9,630
Portfolio accounting fees		134,334
Distribution services fee--Class B Shares (Note 5)		873,802
Distribution services fee--Class C Shares (Note 5)		238,330
Shareholder services fee--Class A Shares (Note 5)		1,212,699
Shareholder services fee--Class B Shares (Note 5)		291,267
Shareholder services fee--Class C Shares (Note 5)		76,395
Share registration costs		52,993
Printing and postage		59,909
Insurance premiums		11,161
Miscellaneous		5,460
TOTAL EXPENSES		9,849,369
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(1,745,511)
Waiver of administrative personnel and services fee	(23,262)
Reimbursement of shareholder services fee--Class A Shares	(87,439)
Fees paid indirectly from directed broker arrangements	(57,194)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(1,913,406)
Net expenses			7,935,963
Net investment income (loss)			(2,903,013)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			80,730,105
Net change in unrealized appreciation of investments			8,520,801
Net realized and unrealized gain on investments			89,250,906
Change in net assets resulting from operations			$86,347,893

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,903,013)	$(3,668,492)
Net realized gain on investments	80,730,105	104,213,423
Net change in unrealized appreciation/depreciation of investments	8,520,801	1,518,599
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	86,347,893	102,063,530
Share Transactions:
Proceeds from sale of shares	107,344,289	128,563,676
Cost of shares redeemed	(276,097,161)	(197,715,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(168,752,872)	(69,151,943)
Change in net assets	(82,404,979)	32,911,587
Net Assets:
Beginning of period	697,379,907	664,468,320
End of period	$614,974,928	$697,379,907

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$91,614,033	$93,741,000

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,746,145	$97,313,829	3,777,043	$116,540,873
Shares redeemed	(5,977,054)	(209,530,221)	(4,638,951)	(142,588,513)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,230,909)	$(112,216,392)	(861,908)	$(26,047,640)

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	175,553	$5,691,686	272,622	$7,630,944
Shares redeemed	(1,775,980)	(56,927,155)	(1,561,164)	(43,884,569)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,600,427)	$(51,235,469)	(1,288,542)	$(36,253,625)

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	133,531	$4,338,774	155,935	$4,391,859
Shares redeemed	(297,736)	(9,639,785)	(397,187)	(11,242,537)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(164,205)	$(5,301,011)	(241,252)	$(6,850,678)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,995,541)	$(168,752,872)	(2,391,702)	$(69,151,943)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency and net operating loss.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Losses
$(2,903,006)	$2,903,013	$(7)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$108,887,795
Other temporary adjustments	$4
Capital loss carryforward	$(69,522,370)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

At October 31, 2006, the cost of investments for federal tax purposes was $599,213,273. The net unrealized appreciation of investments for federal tax purposes was $108,887,795. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $112,959,831 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,072,036.

At October 31, 2006, the Fund had a capital loss carryforward of $69,522,370 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

As a result of a tax-free transfer of assets from Riggs Large Cap Growth Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $80,907,498 to offset taxable capital gains realized during the year ended October 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. For the year ended October 31, 2006, the Adviser waived $1,745,511 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $33,850 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2006, FSC retained $15,250 in sales charges from the sale of Class A Shares and $163 from the sale of Class C Shares. FSC also retained $318 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended October 31, 2006, FSSC voluntarily reimbursed $87,439 of shareholder services fees. For the year ended October 31, 2006, FSSC received $81,166 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 29, 2005, FSSC reimbursed daily a portion of the shareholder services fee.This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder service fee agreement. This reimbursement amounted to $287,224 for the year ended October 31, 2005.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2006, the Fund's expenses were reduced by $57,194 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$773,889,740
Sales	$926,950,050

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending October 31, 2006. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004 and the interim period commencing November 1, 2005 and ending August 18, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED MID CAP GROWTH STRATEGIES FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Federated Mid Cap Growth Strategies Fund (the "Fund") a portfolio of Federated Equity Funds, as of October 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for the periods presented prior to November 1, 2005, were audited by other auditors whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mid Cap Growth Strategies Fund as of October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
December 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA Trustee Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12,1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED MID CAP GROWTH STRATEGIES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

G01228-08 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

Established 2005

A Portfolio of Federated Equity Funds

2ND ANNUAL SHAREHOLDER REPORT

October 31, 2006

Institutional Shares
Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2006		Period Ended 10/31/2005	1
Net Asset Value, Beginning of Period	$5.22		$5.00
Income From Investment Operations:
Net investment income	0.26	2	0.13	2
Net realized and unrealized gain on investments and foreign currency transactions	1.05		0.19
TOTAL FROM INVESTMENT OPERATIONS	1.31		0.32
Less Distributions:
Distributions from net investment income	(0.23)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)		--
TOTAL DISTRIBUTIONS	(0.25)		(0.10)
Net Asset Value, End of Period	$6.28		$5.22
Total Return3	25.78%		6.45%

Ratios to Average Net Assets:
Net expenses	0.65	%4	0.22	%5
Net investment income	4.65%		4.37	%5
Expense waiver/reimbursement6	0.39%		1.50	%5
Supplemental Data:
Net assets, end of period (000 omitted)	$84,192		$21,698
Portfolio turnover	27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.63% after taking into account this expense reduction for the year ended October 31, 2006.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2006		Period Ended 10/31/2005	1
Net Asset Value, Beginning of Period	$5.21		$5.00
Income From Investment Operations:
Net investment income	0.25	2	0.12	2
Net realized and unrealized gain on investments and foreign currency transactions	1.05		0.19
TOTAL FROM INVESTMENT OPERATIONS	1.30		0.31
Less Distributions:
Distributions from net investment income	(0.22)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)		--
TOTAL DISTRIBUTIONS	(0.24)		(0.10)
Net Asset Value, End of Period	$6.27		$5.21
Total Return3	25.52%		6.12%

Ratios to Average Net Assets:
Net expenses	0.90	%4	0.47	%5
Net investment income	4.38%		3.96	%5
Expense waiver/reimbursement6	0.39%		1.45	%5
Supplemental Data:
Net assets, end of period (000 omitted)	$451,500		$103,674
Portfolio turnover	27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.88% after taking into account this expense reduction for the year ended October 31, 2006.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2006		Period Ended 10/31/2005	1
Net Asset Value, Beginning of Period	$5.22		$5.00
Income From Investment Operations:
Net investment income	0.21	2	0.10	2
Net realized and unrealized gain on investments and foreign currency transactions	1.05		0.20
TOTAL FROM INVESTMENT OPERATIONS	1.26		0.30
Less Distributions:
Distributions from net investment income	(0.18)		(0.08)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)		--
TOTAL DISTRIBUTIONS	(0.20)		(0.08)
Net Asset Value, End of Period	$6.28		$5.22
Total Return3	24.53%		5.92%

Ratios to Average Net Assets:
Net expenses	1.65	%4	1.22	%5
Net investment income	3.69%		3.26	%5
Expense waiver/reimbursement6	0.39%		1.43	%5
Supplemental Data:
Net assets, end of period (000 omitted)	$98,936		$23,418
Portfolio turnover	27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.63% after taking into account this expense reduction for the year ended October 31, 2006.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period1
Actual:
Institutional Shares	$1,000	$1,129.80	$4.03
Class A Shares	$1,000	$1,128.50	$5.36
Class C Shares	$1,000	$1,124.20	$9.37
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.42	$3.82
Class A Shares	$1,000	$1,020.16	$5.09
Class C Shares	$1,000	$1,016.38	$8.89

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.75%
Class A Shares	1.00%
Class C Shares	1.75%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the fiscal year ended October 31, 2006 was 25.52% for Class A Shares, 24.53% for Class C Shares, and 25.78% for Institutional Shares. The total returns of the Dow Jones Select Dividend Index (the "DJSDI")1and the S&P 500 Index2 were 15.80% and 16.36%, respectively, for the same period. The fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total returns of the DJSDI and the S&P 500 Index.

The following discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

During the fund's fiscal year, the stock market was buffeted by multiple cross-currents:

Inflation and the Federal Reserve Board (the "Fed"). Investors continued to send the equity market alternately north and south based on the latest inflation reading and comments from Fed officials.

Overseas. North Korea tested a nuclear device and Iran continued to make nuclear noises. Conflict in the Middle East pushed oil prices still higher before a ceasefire pushed crude back down again.

Political Homefront. Markets were volatile as political analysts said that Republicans, generally viewed as more investor-friendly than Democrats, were likely to lose control of at least one house of Congress in mid-term elections.

1 The Dow Jones U.S. Select Dividend Index is a dividend weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. It is not possible to invest directly in an index. The fund has elected to change its benchmark index from the Russell Midcap Value Index to the DJSDI because the DJSDI is more representative of the securities typically held by the fund.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.

Fund Performance

The fund's focus on high dividend paying stocks that offer the opportunity for long-term capital appreciation was the key driver of outperformance relative to the DJSDI and the S&P 500 Index for the fiscal year.3

The fund realized its greatest gains in the Financials sector by combining a significant position with higher than market returns. Top performance came from the fund's real estate investment trust (REIT)4 stocks where in addition to an attractive 6% yield, valuations increased by 20%. This group was a fertile ground for M&A activity during the reporting period. Carramerica Realty returned 38.9% alone as Blackstone Group announced plans to purchase the company for $5.6 billion. Within Financials, the fund also realized significant gains and enhanced diversification with its bank holdings. The portfolio's UK banks Lloyds TSB Group PLC and Barclays PLC returned 39.2% and 41.9% respectively during the reporting period.

The fund's concentration in Consumer Staples proved beneficial as well earning in excess of 32.8% for the fiscal year. Outperformance can be attributed to the fund's holdings in tobacco stocks, Reynolds American, Inc., UST Inc., and Carolina Group, as all posted returns of 27% or more during the fiscal year. This group benefited from an improved litigation environment as Florida's Supreme Court reversed a jury award of $145 billion in the Engle tobacco case, deeming the amount improper and excessive.

Performance was also positively impacted by the fund's Utilities holdings, which earned in excess of 23.0% for the fiscal year. OGE Energy Corp. led the group, gaining 42.3% for the reporting period on news of strong financial performance due to rate increases and warmer than normal weather. Other top performers included United Utilities PLC and Scottish Power PLC, up 29.1% and 26.4%, respectively.

3 There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend paying stocks.

4 Investments in real estate investment trusts ("REITs") involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks.

Telecommunication Services proved to be another important sector for the fund as holdings here earned 28.4% for the fiscal year. Top performing AT&T, Inc. posted a return of 50.7% due to the successful acquisition of Bellsouth Corporation and the increased contributions from its Cingular Wireless division.

For the fiscal year, the fund held only two stocks that posted negative returns, Northern Foods PLC and Telecom Corp of New Zealand. Northern Foods PLC lost ground in the first quarter on news of an earnings miss. Telecom Corp of New Zealand lost 14.4% for the fiscal year on news that the New Zealand government would open the telecommunications market to competitors. However, the company holds 82% of the local line fixed business in that country, has a strong balance sheet and solid cash flows.

GROWTH OF A $50,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $50,0001 in the Federated Strategic Value Fund (Institutional Shares) (the "Fund") from March 30, 2005 (start of performance) to October 31, 2006, compared to the Standard & Poor's 500 Index (S&P 500),2 the Russell Midcap Value Index (RMCVI)2 and the Dow Jones Select Dividend Index (DJSDI).2,3

Average Annual Total Returns for the Period Ended 10/31/2006
1 Year	25.78%
Start of Performance (3/30/2005)	20.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $50,000 in the Fund with no sales load. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, the RMCVI and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500, the RMCVI and the DJSDI are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 The Fund's Adviser has elected to change the benchmark index from the RMCVI to the DJSDI because the DJSDI is more reflective of the securities in which the Fund invests.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Fund (Class A Shares) (the "Fund") from March 30, 2005 (start of performance) to October 31, 2006, compared to the Standard & Poor's 500 Index (S&P 500),2 the Russell Midcap Value Index (RMCVI)2 and the Dow Jones Select Dividend Index (DJSDI).2,3

Average Annual Total Returns4 for the Period Ended 10/31/2006
1 Year	18.68%
Start of Performance (3/30/2005)	15.57%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, the RMCVI and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500, the RMCVI and the DJSDI are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 The Fund's Adviser has elected to change the benchmark index from the RMCVI to the DJSDI because the DJSDI is more reflective of the securities in which the Fund invests.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Fund (Class C Shares) (the "Fund") from March 30, 2005 (start of performance) to October 31, 2006, compared to the Standard & Poor's 500 Index (S&P 500),2 the Russell Midcap Value Index (RMCVI)2 and the Dow Jones Select Dividend Index (DJSDI).2,3

Average Annual Total Returns4 for the Period Ended 10/31/2006
1 Year	22.36%
Start of Performance (3/30/2005)	18.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, the RMCVI and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500, the RMCVI and the DJSDI are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 The Fund's Adviser has elected to change the benchmark index from the RMCVI to the DJSDI because the DJSDI is more reflective of the securities in which the Fund invests.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Financials	41.9%
Utilities	21.0%
Telecommunication Services	13.6%
Consumer Staples	11.6%
Materials	5.4%
Consumer Discretionary	2.8%
Health Care	1.4%
Cash Equivalents2	2.9%
Other Assets and Liabilities--Net3	(0.6)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares		Value
	COMMON STOCKS--97.7%
	Consumer Discretionary--2.8%
3,565,910	Kingfisher PLC	$17,906,652
	Consumer Staples--11.6%
84,600	Diageo PLC, ADR	6,300,162
152,222	Loews Corp.	8,801,476
257,566	Reynolds American, Inc.	16,267,869
1,291,022	Scottish & Newcastle PLC	13,889,557
284,687	UST, Inc.	15,247,836
527,483	Unilever PLC, ADR	12,807,287
	TOTAL	73,314,187
	Financials--41.9%
584,843	ABN AMRO Holdings NV	17,056,039
779,800	American Financial Realty Trust	9,100,266
632,600	Barclays PLC	8,537,511
118,896	Colonial Properties Trust	5,991,169
199,900	Comerica, Inc.	11,632,181
400,500	Crescent Real Estate Equities, Inc.	8,730,900
180,200	Fifth Third Bancorp	7,180,970
362,800	First Horizon National Corp.	14,265,296
176,485	First Industrial Realty Trust	8,113,015
572,200	Gallagher (Arthur J.) & Co.	15,935,770
701,264	HRPT Properties Trust	8,345,042
317,984	Health Care Property Investors, Inc.	9,984,698
251,807	Health Care REIT, Inc.	10,394,593
222,891	Health Care Realty Trust, Inc.	9,027,086
189,523	Hospitality Properties Trust	9,184,285
130,200	ING Groep N.V., ADR	5,771,766
361,000	Lexington Corporate Properties Trust	7,689,300
137,922	Liberty Property Trust	6,647,840
1,847,259	Lloyds TSB Group PLC	19,715,306
414,476	National City Corp.	15,439,231
264,807	Nationwide Health Properties, Inc.	7,610,553
Shares		Value
	COMMON STOCKS--continued
	Financials--continued
396,500	Realty Income Corp.	$10,467,600
381,034	Senior Housing Properties Trust	8,737,110
362,500	U.S. Bancorp	12,267,000
427,083	Washington Mutual Bank	18,065,611
	TOTAL	265,890,138
	Health Care--1.4%
343,500	Pfizer, Inc.	9,154,275
	Materials--5.4%
141,100	Du Pont (E.I.) de Nemours & Co.	6,462,380
586,633	Packaging Corp. of America	13,474,960
228,200	Weyerhaeuser Co.	14,511,238
	TOTAL	34,448,578
	Telecommunication Services--13.6%
278,600	AT&T, Inc.	9,542,050
442,503	BCE, Inc.	12,513,985
1,029,210	Deutsche Telekom AG, Class REG	17,812,151
4,969,082	Telecom Corp. of New Zealand	15,544,275
1,050,619	Telecom Italia SpA	3,184,649
4,386,850	Telstra Corp. Ltd.	13,451,948
382,400	Verizon Communications	14,148,800
	TOTAL	86,197,858
	Utilities--21.0%
240,491	Ameren Corp.	13,010,563
251,638	Consolidated Edison Co.	12,166,697
74,176	Duke Energy Corp.	2,346,929
1,594,365	Enel SpA	15,302,355
127,691	NICOR, Inc.	5,868,678
311,374	NiSource, Inc.	7,245,673
237,467	Peoples Energy Corp.	10,374,933
267,358	Pepco Holdings, Inc.	6,796,240
139,332	Pinnacle West Capital Corp.	6,661,463
277,900	Progress Energy, Inc.	12,783,400
Shares or Principal Amount		Value
	COMMON STOCKS--continued
	Utilities--continued
167,925	Scottish Power PLC, ADR	$8,360,986
239,138	Southern Co.	8,704,623
701,285	United Utilities PLC, ADR	19,074,952
203,210	Xcel Energy, Inc.	4,484,845
	TOTAL	133,182,337
	TOTAL COMMON STOCKS (IDENTIFIED COST $564,982,535)	620,094,025
	REPURCHASE AGREEMENT--2.9%
$18,394,000	Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605. (AT COST)	18,394,000
	TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $583, 376,535)1	638,488,025
	OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(3,859,804)
	TOTAL NET ASSETS--100%	$634,628,221

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Total investments in securities, at value (identified cost $583,376,535)		$638,488,025
Cash		118,886
Cash denominated in foreign currencies (identified cost $1,870,830)		1,913,730
Income receivable		1,660,519
Receivable for investments sold		224,876
Receivable for shares sold		8,033,584
Receivable for foreign exchange contracts		35,286
TOTAL ASSETS		650,474,906
Liabilities:
Payable for investments purchased	$14,778,130
Payable for shares redeemed	618,945
Payable for Directors'/Trustees' fees	286
Payable for distribution services fee (Note 5)	56,491
Payable for shareholder services fee (Note 5)	246,273
Accrued expenses	146,560
TOTAL LIABILITIES		15,846,685
Net assets for 101,153,613 shares outstanding		$634,628,221
Net Assets Consist of:
Paid-in capital		$569,061,681
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		55,087,665
Accumulated net realized gain on investments and foreign currency transactions		9,333,285
Undistributed net investment income		1,145,590
TOTAL NET ASSETS		$634,628,221
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($84,192,229 ÷ 13,402,975 shares outstanding), no par value, unlimited shares authorized		$6.28
Offering price per share		$6.28
Redemption proceeds per share		$6.28
Class A Shares:
Net asset value per share ($451,500,375 ÷ 72,005,160 shares outstanding), no par value, unlimited shares authorized		$6.27
Offering price per share (100/94.50 of $6.27)1		$6.63
Redemption proceeds per share		$6.27
Class C Shares:
Net asset value per share ($98,935,617 ÷ 15,745,478 shares outstanding), no par value, unlimited shares authorized		$6.28
Offering price per share (100/99.00 of $6.28)1		$6.34
Redemption proceeds per share (99.00/100 of $6.28)1		$6.22

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $321,102)			$15,619,899
Interest			484,253
TOTAL INCOME			16,104,152
Expenses:
Investment adviser fee (Note 5)		$2,287,211
Administrative personnel and services fee (Note 5)		242,749
Custodian fees		21,098
Transfer and dividend disbursing agent fees and expenses		315,130
Directors'/Trustees' fees		3,130
Auditing fees		13,942
Legal fees		8,886
Portfolio accounting fees		104,930
Distribution services fee--Class C Shares (Note 5)		365,047
Shareholder services fee--Class A Shares (Note 5)		537,114
Shareholder services fee--Class C Shares (Note 5)		121,635
Share registration costs		101,081
Printing and postage		58,986
Insurance premiums		6,269
Miscellaneous		1,860
TOTAL EXPENSES		4,189,068
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(1,162,644)
Waiver of administrative personnel and services fee	(10,369)
Fees paid indirectly from directed brokerage arrangements	(42,465)
TOTAL WAIVERS AND EXPENSE REDUCTION		(1,215,478)
Net expenses			2,973,590
Net investment income			13,130,562
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			9,287,849
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			55,231,667
Net realized and unrealized gain on investments and foreign currency			64,519,516
Change in net assets resulting from operations			$77,650,078

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended 10/31/2006	Period Ended 10/31/2005	1
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,130,562	$1,376,671
Net realized gain on investments and foreign currency transactions	9,287,849	532,650
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	55,231,667	(144,002)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	77,650,078	1,765,319
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,757,727)	(293,527)
Class A Shares	(8,667,226)	(820,805)
Class C Shares	(1,587,662)	(200,412)
Distributions from net realized gains on investments and foreign currency transactions
Institutional Shares	(72,515)	--
Class A Shares	(368,369)	--
Class C Shares	(80,614)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,534,113)	(1,314,744)
Share Transactions:
Proceeds from sale of shares	457,281,793	151,066,487
Net asset value of shares issued to shareholders in payment of distributions declared	9,345,272	821,855
Cost of shares redeemed	(45,905,725)	(3,548,001)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	420,721,340	148,340,341
Change in net assets	485,837,305	148,790,916
Net Assets:
Beginning of period	148,790,916	--
End of period (including undistributed net investment income of $1,145,590 and $75,113, respectively)	$634,628,221	$148,790,916

1 For the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide income and long-term capital appreciation.

Effective March 30, 2005, the Fund began offering Institutional Shares, Class A Shares and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:
November 2, 2006	8,461,278 Australian Dollar	$6,521,953	$6,551,989	$30,036
November 2, 2006	1,000,312 Pound Sterling	$1,902,893	$1,908,143	$ 5,250
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$35,286

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 10/31/2006		Period Ended 10/31/20051
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,114,491	$58,616,602	4,245,888	$22,063,743
Shares issued to shareholders in payment of distributions declared	65,077	377,402	6,503	34,129
Shares redeemed	(936,542)	(5,418,502)	(92,442)	(490,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,243,026	$53,575,502	4,159,949	$21,606,925

	Year Ended 10/31/2006		Period Ended 10/31/20051
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	56,691,896	$328,124,371	20,304,382	$105,293,670
Shares issued to shareholders in payment of distributions declared	1,332,030	7,602,453	123,492	644,306
Shares redeemed	(5,931,623)	(33,852,208)	(515,017)	(2,680,511)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	52,092,303	$301,874,616	19,912,857	$103,257,465

	Year Ended 10/31/2006		Period Ended 10/31/20051
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,194,171	$70,540,820	4,533,193	$23,709,074
Shares issued to shareholders in payment of distributions declared	238,857	1,365,417	27,325	143,420
Shares redeemed	(1,176,466)	(6,635,015)	(71,602)	(376,543)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	11,256,562	$65,271,222	4,488,916	$23,475,951
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	72,591,891	$420,721,340	28,561,722	$148,340,341

1 For the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gains
$(47,470)	$47,470

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended October 31, 2006 and the period ended October 31, 2005, was as follows:

	2006	2005
Ordinary income1	$12,534,113	$1,314,744

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,192,227
Undistributed long-term capital gain	$2,286,648
Net unrealized appreciation	$55,087,665

At October 31, 2006, the cost of investments for federal tax purposes was $583,376,535. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $55,111,490. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,806,895 and net unrealized depreciation from investments for those securities having an excess of cost over value of $695,405.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2006, the Adviser voluntarily waived $1,162,644 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $258,804 of fees paid by the Fund.

For the year ended October 31, 2006, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended October 31, 2006, FSC, retained $86,438 in sales charges from the sale of Class A Shares. FSC also retained $7,129 of contingent deferred sales charges relating to redemptions of Class A Shares and $7,150 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended October 31, 2006, FSSC received $5,957 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2006, the Fund's expenses were reduced by $42,465 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$493,019,440
Sales	$80,673,870

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2006, 90.81% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2006, 49.28% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED STRATEGIC VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Federated Strategic Value Fund (the "Fund") (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended and the period from March 30, 2005 (commencement of operations) to October 31, 2005, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Strategic Value Fund, a portfolio of Federated Equity Funds at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the year ended and the period from March 30, 2005 (commencement of operations) to October 31, 2005, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Strategic Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578
Cusip 314172560

33982 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Technology Fund

Established 1999

A Portfolio of Federated Equity Funds

8TH ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.20		$5.06		$4.96		$3.33		$4.76
Income From Investment Operations:
Net investment income (loss)	(0.08	) [2]	(0.07)		(0.09	) [2]	(0.06	) [2]	(0.08	) [2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.41		0.21		0.19		1.69		(1.35)
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.14		0.10		1.63		(1.43)
Net Asset Value, End of Period	$5.53		$5.20		$5.06		$4.96		$3.33
Total Return [3]	6.35%		2.77%		2.02	% [4]	48.95%		(30.04)%

Ratios to Average Net Assets:
Net expenses	2.02	% [5]	2.00	% [5]	2.01	% [5]	2.01	% [5]	2.04	% [5]
Net investment income (loss)	(1.49)%		(1.24)%		(1.72)%		(1.66)%		(1.68)%
Expense waiver/reimbursement [6]	0.37%		0.16%		0.19%		0.35%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,809		$27,412		$33,111		$43,274		$29,632
Portfolio turnover	87%		71%		78%		96%		174%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.01%, 1.99%, 2.00%, 2.01% and 2.04% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$4.97		$4.87		$4.81		$3.25		$4.68
Income From Investment Operations:
Net investment income (loss)	(0.12	) [2]	(0.12)		(0.12	) [2]	(0.09	) [2]	(0.11	) [2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.40		0.22		0.18		1.65		(1.32)
TOTAL FROM INVESTMENT OPERATIONS	0.28		0.10		0.06		1.56		(1.43)
Net Asset Value, End of Period	$5.25		$4.97		$4.87		$4.81		$3.25
Total Return [3]	5.63%		2.05%		1.25	% [4]	48.00%		(30.56)%

Ratios to Average Net Assets:
Net expenses	2.77	% [5]	2.75	% [5]	2.76	% [5]	2.76	% [5]	2.79	% [5]
Net investment income (loss)	(2.24)%		(1.98)%		(2.47)%		(2.41)%		(2.43)%
Expense waiver/reimbursement [6]	0.37%		0.16%		0.19%		0.35%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,621		$51,836		$68,981		$84,252		$66,179
Portfolio turnover	87%		71%		78%		96%		174%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.76%, 2.74%, 2.75%, 2.76% and 2.79% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$4.97		$4.87		$4.81		$3.25		$4.68
Income From Investment Operations:
Net investment income (loss)	(0.11	) [2]	(0.12)		(0.12	) [2]	(0.09	) [2]	(0.11	) [2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.39		0.22		0.18		1.65		(1.32)
TOTAL FROM INVESTMENT OPERATIONS	0.28		0.10		0.06		1.56		(1.43)
Net Asset Value, End of Period	$5.25		$4.97		$4.87		$4.81		$3.25
Total Return [3]	5.63%		2.05%		1.25	% [4]	48.00%		(30.56)%

Ratios to Average Net Assets:
Net expenses	2.75	% [5]	2.75	% [5]	2.76	% [5]	2.76	% [5]	2.79	% [5]
Net investment income (loss)	(2.22)%		(1.97)%		(2.47)%		(2.41)%		(2.43)%
Expense waiver/reimbursement [6]	0.37%		0.16%		0.19%		0.35%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,291		$9,265		$12,551		$16,096		$13,055
Portfolio turnover	87%		71%		78%		96%		174%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.74%, 2.74%, 2.75%, 2.76% and 2.79% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$973.60	$10.15
Class B Shares	$1,000	$970.40	$13.86
Class C Shares	$1,000	$970.40	$13.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,014.92	$10.36
Class B Shares	$1,000	$1,011.14	$14.14
Class C Shares	$1,000	$1,011.34	$13.94

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	2.04%
Class B Shares	2.79%
Class C Shares	2.75%

Management's Discussion of Fund Performance

The Federated Technology Fund produced a total return, based on net asset value, of 6.35% for the fund's Class A Shares, 5.63% for the fund's Class B Shares and 5.63% for the fund's Class C Shares for the fiscal year ended October 31, 2006. This return trailed the 10.21% average return for the fund's peers in the Lipper Science & Technology Fund category 1 and the 16.02% return for the Merrill Lynch Technology 100 Index (the "MLT 100") 2 for the same period. The fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MLT 100.

MARKET OVERVIEW

Technology stocks, as measured by the MLT 100, performed reasonably well through the first half of the fund's fiscal year as the group continued to report strong earnings and solid fundamentals. However, in early May the market's concerns regarding inflation, the Federal Reserve's interest rate policy, oil prices, and geopolitical tensions in Iran and North Korea began to pressure the dynamic Technology group as investors worried that these issues would slow economic growth and therefore Information Technology spending. As a result the Technology group sold off dramatically from early May through July. The sector performed well into the fund's fiscal year end as prior market concerns began to ease, earnings and fundamentals continued to be quite robust, and valuations remained attractive. Overall, Technology stocks performed basically inline with the S&P 500 Index 3 over the reporting period.

1 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

2 The Merrill Lynch Technology 100 Index is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts (ADRs). The index was developed with a base value of 200 as of January 30, 1998. Indexes are unmanaged and it is not possible to invest directly in an index.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.

PERFORMANCE REVIEW

The fund suffered from its larger-cap bias, its underweighting versus the MLT 100 in high beta sectors such as semiconductors, and its focus on valuation.

The fund's performance versus the MLT 100 was hurt by weak security selection in Semiconductors/Semi-Cap Equipment and Communications Equipment. The fund's performance was also hurt by its underweight in Semiconductors and Enterprise Hardware, as both slightly outperformed the Technology sector on an absolute basis over the reporting period. The fund benefited from its overweighting and good security selection in the Biotech and Life Sciences, Internet and Video Game and Software sectors.

Fund management continued to focus on enterprise IT spending versus consumer technology during the reporting period. The fund had an overweight exposure to Electronic Arts, Inc. , Activision, Inc. , GameStop Corp. , and Microsoft Corp. , along with several of the component suppliers of the new video game consoles. The fund increased its exposure to the Internet group as valuations became more attractive over the past fiscal year and added to positions in Google Inc. , eBay , Inc. and Yahoo, Inc. while also adding new positions in NetFlix, Inc. and Amazon.com, Inc. during the reporting period.

With respect to enterprise related technology spending, the fund continued to have an overweight exposure to faster growth areas such as Storage and Software during the reporting period: in Storage through investments in EMC Corp. , Network Appliance, Inc. and the recent IPO of Commvault Systems, Inc. ; and in Software through investments in BEA Systems, Inc., ANSYS, Inc., Adobe Systems, Inc. and Oracle Corp. The Communications Equipment area became a larger focus for the fund over the past fiscal year as the build-out of 3G (a wireless data service), IMS (Internet Protocol Multimedia Subsystem), and IPTV (Internet television service) finally got underway. With respect to enterprise services, the fund continued to focus on the outsourcing theme with two large holdings during the reporting period: PayChex, Inc. (a large payroll and HR outsourcer focused on the SMB market) and Cognizant Technology Solutions Corp. (a leading provider of offshore application maintenance and development services in India). Finally, the fund continued to invest in the exciting, high growth Biotech and Life Sciences area through companies such as Cephalon, Inc. , Shire PLC , and Medicis Pharmaceutical Corp.

The securities that most positively impacted the fund included Cisco Systems, Inc. (average 2.8% of net assets) a leading provider of communications equipment that gained 38% over the reporting period; Cephalon, Inc. (0.6% of net assets) a developer of biopharma products to treat neurological disorders and cancer that gained 72% during the reporting period; Cognizant Technology Solutions Corp. (2.0% of net assets) a leading provider of offshore IT services that was up 71% during the reporting period; Oracle Corp. (1.8% of net assets) a leading provider of infrastructure software that was up over 45% during the reported period; Amdocs (1.9% of net assets) a leading provider of telecommunications software and related services that was up over 46% in the reporting period; Shire PLC (1.6% of net assets) a developer and marketer of therapeutic prescription medicines that was up 54% over the reporting period; and Research In Motion Ltd. (1.0% of net assets) the developer of the popular Blackberry device that was up 91% during the reporting period.

The securities that most negatively impacted the fund during the reporting period included Marvell Technology Group Ltd. (1.7% of net assets) a communication integrated circuit provider; Symantec Corp. (0.9% of net assets) a security software provider; Dell, Inc. (1.5% of net assets) a leading PC and server manufacturer; and Chartered Semiconductor Manufacturing Ltd. (0.2% of net assets) a provider of wafer fabrication services to semiconductor suppliers.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class A Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2006, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch Technology 100 Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	0.55%
5 Years	1.87%
Start of Performance (9/21/1999)	(8.70)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The NCI is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The MLT 100 is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The Index was developed with a base value of 200 as of January 30, 1998. The NCI and MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class B Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2006, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch Technology 100 Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	0.13%
5 Years	1.96%
Start of Performance (9/21/1999)	(8.64)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The NCI is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The MLT 100 is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The Index was developed with a base value of 200 as of January 30, 1998. The NCI and MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class C Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2006, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch Technology 100 Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	3.59%
5 Years	2.11%
Start of Performance (9/21/1999)	(8.77)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The NCI is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The MLT 100 is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The Index was developed with a base value of 200 as of January 30, 1998. The NCI and MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	85.7%
Health Care	7.4%
Consumer Discretionary	5.7%
Securities Lending Collateral [2]	4.9%
Cash Equivalents [3]	2.0%
Other Assets and Liabilities --Net [4]	(5.7)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Shares			Value
		COMMON STOCKS--98.8%
		Consumer Discretionary--5.7%
12,500	[1]	Amazon.com, Inc.	$476,125
23,600	[1,2]	GameStop Corp.	1,205,016
24,500	[1,2]	NetFlix, Inc.	677,670
42,600		Philips Electronics NV, ADR	1,483,758
		TOTAL	3,842,569
		Health Care--7.4%
5,900	[1,2]	Cephalon, Inc.	414,062
12,200		Medicis Pharmaceutical Corp., Class A	427,488
12,100	[1]	Medimmune, Inc.	387,684
9,200		Medtronic, Inc.	447,856
30,400	[1,2]	Momenta Pharmaceuticals, Inc.	452,960
30,600	[1]	Nektar Therapeutics	441,558
3,582		Roche Holding AG	626,825
19,900		Shire PLC, ADR	1,091,515
18,600	[1]	Vertex Pharmaceuticals, Inc.	755,160
		TOTAL	5,045,108
		Information Technology--85.7%
195,800		ARM Holdings PLC, ADR	1,284,448
28,300		Accenture Ltd.	931,353
30,139	[1]	Acme Packet, Inc.	518,391
31,500	[1]	Activision, Inc.	485,730
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
38,200	[1]	Adobe Systems, Inc.	$1,461,150
31,200	[1]	Advanced Micro Devices, Inc.	663,624
23,400	[1]	Agilent Technologies, Inc.	833,040
65,500		Alcatel SA, ADR	831,850
32,300	[1]	Amdocs Ltd.	1,251,948
16,200		Analog Devices, Inc.	515,484
13,500	[1]	Ansys, Inc.	621,000
10,400	[1]	Apple Computer, Inc.	843,232
48,100		Applied Materials, Inc.	836,459
16,600	[1]	Autodesk, Inc.	610,050
42,500	[1]	BEA Systems, Inc.	691,475
29,300	[1]	Broadcom Corp.	886,911
71,700	[1]	Cadence Design Systems, Inc.	1,280,562
69,900	[1]	Cisco Systems, Inc.	1,686,687
42,600	[1]	Citrix Systems, Inc.	1,257,978
18,300	[1]	Cognizant Technology Solutions Corp.	1,377,624
16,700	[1]	Cognos, Inc.	609,216
35,100	[1]	Commvault Systems, Inc.	627,237
38,300	[1]	Comverse Technology, Inc.	833,791
34,700	[1]	Corning, Inc.	708,921
40,500	[1]	Dell, Inc.	985,365
109,600	[1]	EMC Corp. Mass	1,342,600
18,400	[1]	Electronic Arts, Inc.	973,176
32,000	[1]	Flextronics International Ltd.	371,200
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
12,600		Global Payments, Inc.	$550,746
2,600	[1]	Google Inc.	1,238,614
9,000		Harris Corp.	383,400
49,200		Hewlett-Packard Co.	1,906,008
16,200		IBM Corp.	1,495,746
45,600		Infineon Technologies AG, ADR	554,496
25,800	[1]	Integrated Device Technology, Inc.	408,930
16,300		Intel Corp.	347,842
35,125	[1]	JDS Uniphase Corp.	510,366
25,200		Jabil Circuit, Inc.	723,492
10,970		KLA-Tencor Corp.	539,395
22,200		Linear Technology Corp.	690,864
64,100	[1]	Marvell Technology Group Ltd.	1,171,748
24,200		Maxim Integrated Products, Inc.	726,242
33,100	[1]	McAfee, Inc.	957,583
42,480		Microsoft Corp.	1,219,601
73,500		Motorola, Inc.	1,694,910
29,800	[1]	Network Appliance, Inc.	1,087,700
95,600		Nokia Oyj, Class A, ADR	1,900,528
64,600	[1]	Oracle Corp.	1,193,162
36,900		Paychex, Inc.	1,456,812
28,900		Qualcomm, Inc.	1,051,671
5,500	[1]	Research in Motion Ltd.	646,140
28,400		SAP AG, ADR	1,409,776
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
2,075		Samsung Electronics Co.	$1,345,529
141,200	[1]	Sun Microsystems, Inc.	766,716
29,282	[1]	Symantec Corp.	580,955
27,600		Telefonaktiebolaget LM Ericsson, Class B, ADR	1,043,832
61,600	[1]	Tellabs, Inc.	649,264
15,500		Texas Instruments, Inc.	467,790
47,100	[1]	VASCO Data Security International, Inc.	545,889
43,200	[1]	Xerox Corp.	734,400
37,500	[1,2]	Yahoo, Inc.	987,750
26,500	[1]	aQuantive, Inc.	720,270
30,600	[1]	eBay, Inc.	983,178
		TOTAL	58,011,847
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,892,699)	66,899,524
		REPURCHASE AGREEMENTS--6.9%
$3,311,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	3,311,000
1,334,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	1,334,000
		REPURCHASE AGREEMENTS (AT COST)	4,645,000
		TOTAL INVESTMENTS--105.7% (IDENTIFIED COST $58,537,699) [3]	71,544,524
		OTHER ASSETS AND LIABILITIES - NET--(5.7)%	(3,823,440)
		TOTAL NET ASSETS--100%	$67,721,084

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $61,618,436.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Total investments in securities, at value including $3,190,880 of securities loaned (identified cost $58,537,699)		$71,544,524
Cash denominated in foreign currencies (identified cost $143,347)		143,500
Income receivable		23,391
Receivable for shares sold		24,988
TOTAL ASSETS		71,736,403
Liabilities:
Payable for investments purchased	$1,888
Payable for shares redeemed	285,675
Payable to bank	102,171
Payable for collateral due to broker	3,311,000
Payable for transfer and dividend disbursing agent fees and expenses	214,649
Payable for distribution services fee (Note 5)	34,612
Payable for shareholder services fee (Note 5)	11,768
Accrued expenses	53,556
TOTAL LIABILITIES		4,015,319
Net assets for 12,694,967 shares outstanding		$67,721,084
Net Assets Consist of:
Paid-in capital		$812,999,772
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		13,005,162
Accumulated net realized loss on investments and foreign currency transactions		(758,283,850)
TOTAL NET ASSETS		$67,721,084
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($21,809,070 ÷ 3,941,706 shares outstanding) no par value, unlimited shares authorized		$5.53
Offering price per share (100/94.50 of $5.53) [1]		$5.85
Redemption proceeds per share		$5.53
Class B Shares:
Net asset value per share ($38,621,233 ÷ 7,363,230 shares outstanding) no par value, unlimited shares authorized		$5.25
Offering price per share		$5.25
Redemption proceeds per share (94.50/100 of $5.25) [1]		$4.96
Class C Shares:
Net asset value per share ($7,290,781 ÷ 1,390,031 shares outstanding) no par value, unlimited shares authorized		$5.25
Offering price per share (100/99.00 of $5.25) [1]		$5.30
Redemption proceeds per share (99.00/100 of $5.25) [1]		$5.20

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $22,670)			$348,263
Interest (including income on securities loaned of $10,232)			67,274
TOTAL INCOME			415,537
Expenses:
Investment adviser fee (Note 5)		$589,713
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		11,379
Transfer and dividend disbursing agent fees and expenses		636,283
Directors'/Trustees' fees		1,978
Auditing fees		24,121
Legal fees		9,177
Portfolio accounting fees		69,901
Distribution services fee--Class A Shares (Note 5)		62,039
Distribution services fee--Class B Shares (Note 5)		340,841
Distribution services fee--Class C Shares (Note 5)		62,755
Shareholder services fee--Class B Shares (Note 5)		113,614
Shareholder services fee--Class C Shares (Note 5)		19,525
Share registration costs		42,429
Printing and postage		57,779
Insurance premiums		7,672
Miscellaneous		3,419
TOTAL EXPENSES		2,282,625
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(247,855)
Waiver of administrative personnel and services fee	(44,215)
Fees paid indirectly from directed brokerage arrangements	(4,986)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(297,056)
Net expenses			1,985,569
Net investment income (loss)			(1,570,032)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,769,496
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			3,524,910
Net realized and unrealized gain on investments and foreign currency transactions			6,294,406
Change in net assets resulting from operations			$4,724,374

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,570,032)	$(1,815,526)
Net realized gain on investments and foreign currency transactions	2,769,496	9,447,315
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,524,910	(5,034,291)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,724,374	2,597,498
Share Transactions:
Proceeds from sale of shares	4,576,120	6,747,940
Cost of shares redeemed	(30,091,896)	(35,475,057)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,515,776)	(28,727,117)
Change in net assets	(20,791,402)	(26,129,619)
Net Assets:
Beginning of period	88,512,486	114,642,105
End of period	$67,721,084	$88,512,486

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to achieve capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees
(the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its Net Asset Value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$3,190,880	$3,311,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31		2006			2005
Class A Shares:	Shares		Amount	Shares		Amount
Shares sold	609,782		$3,289,464	948,737		$4,979,046
Shares redeemed	(1,940,699)		(10,541,904)	(2,222,502)		(11,594,611)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,330,917)		$(7,252,440)	(1,273,765)		$(6,615,565)

Year Ended October 31	2006			2005
Class B Shares:	Shares		Amount	Shares		Amount
Shares sold	175,947		$878,904	233,917		$1,178,080
Shares redeemed	(3,250,399)		(16,716,995)	(3,966,518)		(19,740,413)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,074,452)		$(15,838,091)	(3,732,601)		$(18,562,333)

Year Ended October 31	2006			2005
Class C Shares:	Shares		Amount	Shares		Amount
Shares sold	79,768		$407,752	117,498		$590,814
Shares redeemed	(555,646)		(2,832,997)	(830,707)		(4,140,033)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(475,878)		$(2,425,245)	(713,209)		$(3,549,219)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,881,247)		$(25,515,776)	(5,719,575)		$(28,727,117)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and net operating loss.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss
$(1,573,229)	$1,570,032	$3,197

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$9,924,425
Other temporary adjustments	$(5)
Capital loss carryforward	$(755,203,108)

At October 31, 2006, the cost of investments for federal tax purposes was $61,618,436. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $9,926,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,616,651 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,690,563.

The difference between book basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2006, the Fund had a capital loss carryforward of $755,203,108 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$257,236,296
2009	$436,150,066
2010	$ 59,356,831
2011	$ 2,459,915

As a result of the tax-free transfer of assets from Federated Large Cap Technology Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $1,495,136 to offset taxable capital gains realized during the year ended October 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended October 31, 2006, the Adviser voluntarily waived $238,287 and reimbursed $9,568 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2006, the net fee paid to FAS was 0.236% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $55,625 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2006, FSC retained $576 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended October 31, 2006, FSSC did not receive any fees paid by the Fund.

For the year ended October 31, 2006, Class A Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2006, the Fund's expenses were reduced by $4,986 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$67,366,326
Sales	$92,760,632

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending October 31, 2006. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004 and the interim period commencing November 1, 2005 and ending August 18, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED TECHNOLOGY FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Federated Technology Fund (the "Fund") a portfolio of Federated Equity Funds, as of October 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for the periods presented prior to November 1, 2005, were audited by other auditors whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Technology Fund as of October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
December 22, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling
1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations : Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Evaluation and Approval of Advisory Contract

FEDERATED TECHNOLOGY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Technology Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

G02681-04 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:
                Fiscal year ended 2006 - $199,000
                Fiscal year ended 2005 - $216,645

(b)  Audit-Related  Fees billed to the registrant for the two most recent fiscal years:
                Fiscal year ended 2006 - $0
                Fiscal year ended 2005 - $161

Transfer agent testing.
Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,354 and $140,866
respectively.  Fiscal year ended 2006- Fees for review of N-14 merger documents and additional audit work performed in relation to 2005 fiscal year ends.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures, Transfer
Agent Service Auditors report and fees for review of N-14 merger documents.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:
                Fiscal year ended 2006 - $0
                Fiscal year ended 2005 - $0

Amount  requiring  approval  of the  registrant's  audit  committee  pursuant to
paragraph   (c)(7)(ii)  of  Rule  2-01  of   Regulation   S-X,  $0  and  $16,089
respectively.

Analysis regarding the realignment of advisory companies.

(d)  All Other Fees  billed to the  registrant  for the two most  recent  fiscal years:
                Fiscal year ended 2006 - $0
                Fiscal year ended 2005 - $0

Amount  requiring  approval  of the  registrant's  audit  committee  pursuant to paragraph  (c)(7)(ii)  of Rule  2-01 of  Regulation  S-X,  $28,941  and  $28,462
respectively.  Fiscal year ended 2006- Executive compensation  analysis.  Fiscal year ended  2005-Discussions  with  auditors  related to market  timing and late trading activities and executive compensation analysis.

(e)(1)  Audit Committee Policies regarding Pre-approval of Services.

          The Audit  Committee is required to  pre-approve  audit and  non-audit services performed by the independent  auditor in order to assure that
          the   provision  of  such   services  do  not  impair  the   auditor's
          independence.  Unless  a  type  of  service  to  be  provided  by  the independent auditor has received general pre-approval, it will require specific  pre-approval by the Audit Committee.  Any proposed  services exceeding  pre-approved cost levels will require specific pre-approval by the Audit Committee.

          Certain services have the general pre-approval of the Audit Committee.
          The term of the  general  pre-approval  is 12 months  from the date of pre-approval,  unless the Audit Committee  specifically provides for a different  period.  The  Audit  Committee  will  annually  review  the services  that may be  provided  by the  independent  auditor  without obtaining specific pre-approval from the Audit Committee and may grant general  pre-approval  for such  services.  The Audit  Committee  will revise the list of general  pre-approved  services  from time to time, based on  subsequent  determinations.  The  Audit  Committee  will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

          The  Audit  Committee  has  delegated  pre-approval  authority  to its
          Chairman.  The Chairman will report any pre-approval  decisions to the
          Audit  Committee at its next  scheduled  meeting.  The Committee  will designate  another  member with such  pre-approval  authority when the
          Chairman is unavailable.

AUDIT SERVICES
The  annual  Audit  services  engagement  terms and fees will be  subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the
Audit  Committee,  the Audit Committee may grant general  pre-approval for other
Audit  Services,  which are those  services  that only the  independent  auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES
Audit-related  services are assurance and related  services that are  reasonably related to the  performance  of the audit or review of the  Company's  financial statements or that are traditionally  performed by the independent  auditor. The
Audit Committee  believes that the provision of Audit-related  services does not
impair  the  independence  of  the  auditor,   and  has   pre-approved   certain
Audit-related  services,  all other Audit-related  services must be specifically pre-approved by the Audit Committee.

TAX SERVICES
The Audit  Committee  believes  that the  independent  auditor  can  provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES
With  respect to the  provision of services  other than audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The  Audit  Committee  may  grant  general  pre-approval  to  those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC's rules and relevant  guidance  should be  consulted  to  determine  the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS
Pre-approval  fee levels for all  services  to be  provided  by the  independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES
Requests or applications to provide services that require  specific  approval by the  Audit  Committee  will be  submitted  to the  Audit  Committee  by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2) Percentage  of services  identified  in items 4(b) through 4(d) that were
     approved  by  the  registrants   audit  committee   pursuant  to  paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                4(b)
                Fiscal year ended 2006 - 0%
                Fiscal year ended 2005 - 0%

Percentage of services  provided to the registrants  investment  adviser and any entity  controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the registrant that were approved by the registrants audit committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)
Fiscal year ended 2006 - 0%

                Fiscal year ended 2005 - 0%

Percentage of services  provided to the registrants  investment  adviser and any entity  controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the registrant that were approved by the registrants audit committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)
Fiscal year ended 2006 - 0%

                Fiscal year ended 2005 - 0%

Percentage of services  provided to the registrants  investment  adviser and any entity  controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the registrant that were approved by the registrants audit committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)     NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

Fiscal year ended 2006 - $297,505

                Fiscal year ended 2005 - $264,946

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY FUNDS

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 15, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006